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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06463

                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Reports to Stockholders.

                              AIM ASIA PACIFIC GROWTH FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                6      Financial Statements
For more details, go            9      Notes to Financial Statements
to invescoaim.com               14     Financial Highlights
                                17     Fund Expenses
                                18     Approval of Sub-Advisory Agreement
                                19     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                                 -18.21%  IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                                 -18.50   MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                                 -18.51   STATED. PERFORMANCE FIGURES DO NOT REFLECT
MSCI EAFE Index(triangle) (Broad Market Index)                                  -9.21   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
MSCI All Country Asia Pacific Ex-Japan Index(triangle) (Style-Specific Index)  -15.41   ON FUND DISTRIBUTIONS OR SALE OF FUND
Lipper Pacific Region Ex-Japan Funds Index(triangle) (Peer Group Index)*       -16.89   SHARES. INVESTMENT RETURN AND PRINCIPAL
                                                                                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.                                                                   GAIN OR LOSS WHEN YOU SELL SHARES.

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market                THE TOTAL ANNUAL FUND OPERATING EXPENSE
capitalization index that is designed to measure developed market equity performance,   RATIO SET FORTH IN THE MOST RECENT FUND
excluding the U.S. and Canada.                                                          PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The MSCI ALL COUNTRY ASIA PACIFIC EX-JAPAN INDEX measures the performance of         1.62%, 2.37% AND 2.37%, RESPECTIVELY. THE
securities listed on stock exchanges of 12 countries in the Asia-Pacific region         EXPENSE RATIOS PRESENTED ABOVE MAY VARY
including developed and emerging countries but excluding Japan.                         FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                                                                        SECTIONS OF THIS REPORT THAT ARE BASED ON
   The LIPPER PACIFIC REGION EX-JAPAN FUNDS INDEX is an equally weighted                EXPENSES INCURRED DURING THE PERIOD COVERED
representation of the largest funds in the Lipper Pacific Region Ex-Japan Funds         BY THIS REPORT.
category. These funds seek to concentrate their investments in equity securities with
primary trading markets or operations concentrated in the Pacific region (including        CLASS A SHARE PERFORMANCE REFLECTS THE
Asian countries) and that specifically do not invest in Japan.                          MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
                                                                                        CLASS C SHARE PERFORMANCE REFLECTS THE
   The Fund is not managed to track the performance of any particular index,            APPLICABLE CONTINGENT DEFERRED SALES CHARGE
including the indexes defined here, and consequently, the performance of the Fund may   (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
deviate significantly from the performance of the indexes.                              CLASS B SHARES DECLINES FROM 5% BEGINNING
                                                                                        AT THE TIME OF PURCHASE TO 0% AT THE
   A direct investment cannot be made in an index. Unless otherwise indicated, index    BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
results include reinvested dividends, and they do not reflect sales charges.            CLASS C SHARES IS 1% FOR THE FIRST YEAR
Performance of an index of funds reflects fund expenses; performance of a market        AFTER PURCHASE. THE PERFORMANCE OF THE
index does not.                                                                         FUND'S SHARE CLASSES WILL DIFFER PRIMARILY
=====================================================================================   DUE TO DIFFERENT SALES CHARGE STRUCTURES
                                                                                        AND CLASS EXPENSES.
=========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                   HAD THE ADVISOR NOT WAIVED FEES AND/OR
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     REIMBURSED EXPENSES IN THE PAST,
applicable sales charges                    quarter-end, including maximum applicable   PERFORMANCE WOULD HAVE BEEN LOWER.
                                            sales charges
                                                                                           A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS A SHARES                              CLASS A SHARES                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (11/3/97)                 10.56%  Inception (11/3/97)                 10.44%  THE FUND WITHIN 30 DAYS OF PURCHASE.
10 Years                            12.00   10 Years                            11.23   EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
 5 Years                            27.42    5 Years                            27.77   IN THE FUND'S PROSPECTUS.
 1 Year                             -0.10    1 Year                              2.81

CLASS B SHARES                              CLASS B SHARES
Inception (11/3/97)                 10.58%  Inception (11/3/97)                 10.47%
10 Years                            12.02   10 Years                            11.23
 5 Years                            27.82    5 Years                            28.20
 1 Year                              0.31    1 Year                              3.19

CLASS C SHARES                              CLASS C SHARES
Inception (11/3/97)                 10.35%  Inception (11/3/97)                 10.24%
10 Years                            11.81   10 Years                            11.03
 5 Years                            27.93    5 Years                            28.32
 1 Year                              4.01    1 Year                              7.00
=========================================   =========================================


2      AIM ASIA PACIFIC GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK-- , the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3       AIM ASIA PACIFIC GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           20.4%
-------------------------------------------------------------------------
Consumer Discretionary                                               17.0
-------------------------------------------------------------------------
Industrials                                                          14.6
-------------------------------------------------------------------------
Information Technology                                               11.3
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Consumer Staples                                                      5.7
-------------------------------------------------------------------------
Energy                                                                5.7
-------------------------------------------------------------------------
Telecommunication Services                                            5.7
-------------------------------------------------------------------------
Health Care                                                           3.0
-------------------------------------------------------------------------
Utilities                                                             1.9
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.9
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES          VALUE
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-91.10%

AUSTRALIA-11.25%

Australia and New Zealand Banking Group Ltd.(b)          220,958    $  4,539,783
--------------------------------------------------------------------------------
BHP Billiton Ltd.(b)                                     392,900      15,822,471
--------------------------------------------------------------------------------
Boart Longyear Group(b)(c)                             3,063,000       5,421,281
--------------------------------------------------------------------------------
Computershare Ltd.(b)                                  1,422,200      11,949,640
--------------------------------------------------------------------------------
CSL Ltd.(b)(c)                                           192,000       7,182,966
--------------------------------------------------------------------------------
CSL Ltd.(b)                                              225,923       8,452,069
--------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                 243,000       5,797,022
--------------------------------------------------------------------------------
Toll Holdings Ltd.(b)                                    768,600       5,721,441
--------------------------------------------------------------------------------
Woolworths Ltd.(b)                                       217,200       5,860,435
================================================================================
                                                                      70,747,108
================================================================================


CHINA-13.07%

China Green (Holdings) Ltd.                            3,447,000       4,546,992
--------------------------------------------------------------------------------
China LotSynergy Holdings Ltd.(d)                     36,208,000       1,649,387
--------------------------------------------------------------------------------
China Mobile Ltd.(b)                                     551,235       9,511,753
--------------------------------------------------------------------------------
CNOOC Ltd.-ADR                                            81,300      14,434,815
--------------------------------------------------------------------------------
Haitian International Holdings Ltd.                    6,156,000       3,096,524
--------------------------------------------------------------------------------
Kingdee International Software Group Co. Ltd.(d)       8,802,000       8,809,793
--------------------------------------------------------------------------------
Kowloon Development Co. Ltd.(b)                        3,100,000       6,869,687
--------------------------------------------------------------------------------
Mingyuan Medicare Development Co. Ltd.(b)             30,800,000       4,675,598
--------------------------------------------------------------------------------
Minth Group Ltd.                                       3,892,000       4,364,897
--------------------------------------------------------------------------------
Stella International Holdings Ltd.                     4,233,500       6,279,819
--------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                         11,634,000       7,464,296
--------------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd.                        12,484,000       5,014,041
--------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H             65,021,000       5,506,648
================================================================================
                                                                      82,224,250
================================================================================


HONG KONG-12.04%

Champion Real Estate Investment Trust(c)               3,000,000       1,539,824
--------------------------------------------------------------------------------
Champion Real Estate Investment Trust                  1,800,000         923,894
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.(b)                           724,000      11,330,606
--------------------------------------------------------------------------------
Dickson Concepts (International) Ltd.                  5,426,000       4,010,440
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                     913,500      11,241,309
--------------------------------------------------------------------------------
eSun Holdings Ltd.(d)                                 10,688,000       3,702,968
--------------------------------------------------------------------------------
eSun Holdings Ltd.-Rts. (Acquired 1/26/07; Cost
  $0)(c)(d)(e)                                         5,344,000          54,859
--------------------------------------------------------------------------------
Hopewell Holdings Ltd.                                   703,000       3,067,072
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                 1,254,000      12,269,508
--------------------------------------------------------------------------------
Li & Fung Ltd.(b)                                      2,662,200      10,950,443
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.                               116,132,400       3,248,625
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.-Wts., expiring 11/08/2010
  (Acquired 10/12/07; Cost $0)(c)(d)(e)               12,903,600          89,412
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.(b)          113,440,000       6,314,973
--------------------------------------------------------------------------------
Wing Hang Bank Ltd.                                      524,000       7,019,748
================================================================================
                                                                      75,763,681
================================================================================


INDIA-3.96%

Bharat Heavy Electricals Ltd.(b)                         172,197       8,107,175
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                269,380      11,646,118
--------------------------------------------------------------------------------
Maruti Suzuki India Ltd.                                 280,900       5,140,713
================================================================================
                                                                      24,894,006
================================================================================


INDONESIA-4.87%

Golden Agri-Resources Ltd.(b)                          6,790,000       4,236,749
--------------------------------------------------------------------------------
PT Astra International Tbk(b)                          5,216,000      11,271,945
--------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk(b)                  5,548,000       3,360,922
--------------------------------------------------------------------------------
PT Summarecon Agung Tbk(b)                            60,877,500       4,111,212
--------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B(b)                7,920,000       7,633,575
================================================================================
                                                                      30,614,403
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM ASIA PACIFIC GROWTH FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
MALAYSIA-10.64%

Bumiputra-Commerce Holdings Berhad(b)                  1,950,100    $  6,159,190
--------------------------------------------------------------------------------
Digi.com Berhad                                          970,000       7,462,129
--------------------------------------------------------------------------------
Goldis Berhad                                          6,047,000       3,254,420
--------------------------------------------------------------------------------
Kossan Rubber Industries Berhad(b)                     6,291,000       7,327,892
--------------------------------------------------------------------------------
Public Bank Berhad                                     3,252,000      11,736,541
--------------------------------------------------------------------------------
SP Setia Berhad                                        7,075,500       9,497,466
--------------------------------------------------------------------------------
WCT Engineering Berhad                                15,784,866      15,791,113
--------------------------------------------------------------------------------
YTL Cement Berhad(b)                                   4,163,000       5,723,559
================================================================================
                                                                      66,952,310
================================================================================


PHILIPPINES-6.37%

First Gen Corp.(b)(c)                                  1,962,600       1,646,116
--------------------------------------------------------------------------------
First Gen Corp.(b)                                     1,573,900       1,320,096
--------------------------------------------------------------------------------
First Philippine Holdings(b)                           3,727,300       3,559,938
--------------------------------------------------------------------------------
GMA Network Inc.-PDR(c)(d)(f)                          1,468,000         253,973
--------------------------------------------------------------------------------
GMA Network Inc.-PDR(d)(f)                            51,500,000       8,909,824
--------------------------------------------------------------------------------
Megaworld Corp.(b)                                    25,726,000       1,246,105
--------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.(b)                102,000       6,221,096
--------------------------------------------------------------------------------
PNOC Energy Development Corp.(c)                       2,335,000         287,759
--------------------------------------------------------------------------------
PNOC Energy Development Corp.                         41,396,000       5,101,533
--------------------------------------------------------------------------------
SM Investments Corp.(b)                                1,955,385      11,544,974
================================================================================
                                                                      40,091,414
================================================================================


SINGAPORE-6.50%

Ezra Holdings Ltd.(b)                                  9,736,000      17,311,381
--------------------------------------------------------------------------------
Keppel Corp. Ltd.(b)                                   1,484,000      11,252,606
--------------------------------------------------------------------------------
United Overseas Bank Ltd.(b)                             821,000      12,313,615
================================================================================
                                                                      40,877,602
================================================================================


SOUTH KOREA-10.32%

CJ CheilJedang Corp.(d)                                   23,054       5,864,110
--------------------------------------------------------------------------------
CJ Corp.(d)                                               30,195       2,409,576
--------------------------------------------------------------------------------
Daegu Bank                                               503,800       7,990,444
--------------------------------------------------------------------------------
Hana Financial Group Inc.                                266,527      12,056,857
--------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.                        59,700       6,312,419
--------------------------------------------------------------------------------
Hyundai Development Co.(b)                                87,900       5,591,136
--------------------------------------------------------------------------------
Hyundai H&S Co., Ltd.                                     40,710       3,338,017
--------------------------------------------------------------------------------
Joongang Construction Co., Ltd.(d)                       223,950       2,926,429
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                              4,034       4,804,585
--------------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd.(b)                             156,769       4,809,167
--------------------------------------------------------------------------------
Taegu Department Store Co., Ltd.                         347,300       4,659,536
--------------------------------------------------------------------------------
TechnoSemiChem Co., Ltd.(b)                              194,076       4,171,746
================================================================================
                                                                      64,934,022
================================================================================


TAIWAN-7.00%

Delta Electronics Inc.(b)                              3,046,250       9,098,123
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.(b)                2,020,216      11,641,548
--------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp.                 3,579,580       6,850,140
--------------------------------------------------------------------------------
Taiwan Mobile Co., Ltd.(b)                             2,660,298       5,048,563
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.(b)         2,291,073       4,989,696
--------------------------------------------------------------------------------
Wistron Corp.(b)                                       3,714,305       6,370,578
================================================================================
                                                                      43,998,648
================================================================================


THAILAND-5.08%

Kasikornbank PCL                                       1,567,000       4,345,919
--------------------------------------------------------------------------------
Major Cineplex Group PCL                               6,775,900       3,758,457
--------------------------------------------------------------------------------
Siam Commercial Bank PCL(b)                            4,966,000      13,974,332
--------------------------------------------------------------------------------
Thai Oil PCL                                           1,971,800       4,412,159
--------------------------------------------------------------------------------
Thai Stanley Electric PCL-Class F                      1,189,000       5,433,501
================================================================================
                                                                      31,924,368
================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $450,896,512)                                 573,021,812
================================================================================



MONEY MARKET FUNDS-6.09%

Liquid Assets Portfolio-Institutional Class(g)        19,161,692      19,161,692
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              19,161,692      19,161,692
================================================================================
     Total Money Market Funds (Cost $38,323,384)                      38,323,384
================================================================================
TOTAL INVESTMENTS-97.19% (Cost $489,219,896)                         611,345,196
================================================================================
OTHER ASSETS LESS LIABILITIES-2.81%                                   17,697,966
================================================================================
NET ASSETS-100.00%                                                  $629,043,162
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
PDR   - Philippine Deposit Receipts
Rts.  - Rights
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $304,646,181, which represented 48.43% of the Fund's Net Assets. See Note 1A.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $16,476,190, which represented 2.62% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)   Non-income producing security.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2008 was $144,271, which represented 0.02% of the Fund's Net Assets.
(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2008 was $9,163,797, which represented 1.46% of the Fund's Net Assets. See Note 3.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $439,367,749)                           $563,858,015
------------------------------------------------------
Investments in affiliates, at value
  (Cost $49,852,147)                        47,487,181
======================================================
     Total investments (Cost
       $489,219,896)                       611,345,196
======================================================
Foreign currencies, at value (Cost
  $16,818,131)                              16,866,816
------------------------------------------------------
Receivables for:
  Investments sold                             942,154
------------------------------------------------------
  Fund shares sold                           3,258,652
------------------------------------------------------
  Dividends                                  1,644,840
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             38,716
------------------------------------------------------
Other assets                                    38,688
======================================================
     Total assets                          634,135,062
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        335,918
------------------------------------------------------
  Fund shares reacquired                     2,323,133
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              61,702
------------------------------------------------------
Accrued distribution fees                      233,519
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   4,343
------------------------------------------------------
Accrued transfer agent fees                    279,301
------------------------------------------------------
Accrued operating expenses                   1,853,984
======================================================
     Total liabilities                       5,091,900
======================================================
Net assets applicable to shares
  outstanding                             $629,043,162
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $479,974,904
------------------------------------------------------
Undistributed net investment income          1,140,234
------------------------------------------------------
Undistributed net realized gain             25,743,083
------------------------------------------------------
Unrealized appreciation                    122,184,941
======================================================
                                          $629,043,162
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $468,039,193
______________________________________________________
======================================================
Class B                                   $ 65,516,334
______________________________________________________
======================================================
Class C                                   $ 95,487,635
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                     18,367,179
______________________________________________________
======================================================
Class B                                      2,737,378
______________________________________________________
======================================================
Class C                                      4,007,503
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      25.48
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $25.48 divided
     by 94.50%)                           $      26.96
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      23.93
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      23.83
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $887,544)                           $   6,738,615
------------------------------------------------------------------------------------------------
Dividends from affiliates (includes securities lending income of $120,626)               861,418
================================================================================================
     Total investment income                                                           7,600,033
================================================================================================


EXPENSES:

Advisory fees                                                                          3,172,857
------------------------------------------------------------------------------------------------
Administrative services fees                                                              89,981
------------------------------------------------------------------------------------------------
Custodian fees                                                                           548,079
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                641,128
------------------------------------------------------------------------------------------------
  Class B                                                                                374,802
------------------------------------------------------------------------------------------------
  Class C                                                                                540,481
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      802,235
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 16,162
------------------------------------------------------------------------------------------------
Other                                                                                    221,723
================================================================================================
     Total expenses                                                                    6,407,448
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (63,867)
================================================================================================
     Net expenses                                                                      6,343,581
================================================================================================
Net investment income                                                                  1,256,452
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (net of foreign taxes of $180,463)                            25,800,549
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     234,371
================================================================================================
                                                                                      26,034,920
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of foreign taxes on holdings of $1,782,514)            (184,451,031)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (131,176)
================================================================================================
                                                                                    (184,582,207)
================================================================================================
Net realized and unrealized gain (loss)                                             (158,547,287)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(157,290,835)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,       OCTOBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   1,256,452    $  4,020,571
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                           26,034,920      85,045,460
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (184,582,207)    198,165,403
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (157,290,835)    287,231,434
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (3,795,257)     (1,443,028)
--------------------------------------------------------------------------------------------------------
  Class B                                                                        (99,295)             --
--------------------------------------------------------------------------------------------------------
  Class C                                                                       (143,489)             --
========================================================================================================
     Total distributions from net investment income                           (4,038,041)     (1,443,028)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (61,909,363)    (11,106,619)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (9,486,973)     (2,104,538)
--------------------------------------------------------------------------------------------------------
  Class C                                                                    (13,709,431)     (2,181,651)
========================================================================================================
     Total distributions from net realized gains                             (85,105,767)    (15,392,808)
========================================================================================================
     Decrease in net assets resulting from distributions                     (89,143,808)    (16,835,836)
========================================================================================================
Share transactions-net:
  Class A                                                                      2,676,748     152,873,003
--------------------------------------------------------------------------------------------------------
  Class B                                                                       (222,545)      7,256,325
--------------------------------------------------------------------------------------------------------
  Class C                                                                      3,042,967      37,850,716
========================================================================================================
     Net increase in net assets resulting from share transactions              5,497,170     197,980,044
========================================================================================================
     Net increase (decrease) in net assets                                  (240,937,473)    468,375,642
========================================================================================================


NET ASSETS:

  Beginning of period                                                        869,980,635     401,604,993
========================================================================================================
  End of period (including undistributed net investment income of
     $1,140,234 and $3,921,823, respectively)                              $ 629,043,162    $869,980,635
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM ASIA PACIFIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Asia Pacific Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depository Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

9        AIM ASIA PACIFIC GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


10        AIM ASIA PACIFIC GROWTH FUND

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $26,718.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $10,111.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained

11        AIM ASIA PACIFIC GROWTH FUND

$121,890 in front-end sales commissions from the sale of Class A shares and $25,294, $74,204 and $43,147 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2008.

                                                                      CHANGE IN
                                                                     UNREALIZED
                                   VALUE    PURCHASES   PROCEEDS    APPRECIATION      VALUE    DIVIDEND    REALIZED
                                 10/31/07    AT COST   FROM SALES  (DEPRECIATION)   04/30/08    INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------
GMA Network Inc.-PDR (Cost
  $11,528,763)                  $9,499,447   $909,732      $--       $(1,245,382)  $9,163,797     $--        $--
____________________________________________________________________________________________________________________
====================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities purchases of $22,616.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $27,038.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,380 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.


12        AIM ASIA PACIFIC GROWTH FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $86,742,319 and $148,197,243, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                               $161,837,493
-----------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                              (40,049,101)
=====================================================================================================
Net unrealized appreciation of investment securities                                     $121,788,392
_____________________________________________________________________________________________________
=====================================================================================================
Cost of investments for tax purposes is $489,556,804.


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    3,457,672     $  95,826,538     10,858,212     $ 301,941,372
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      329,935         8,847,146      1,194,028        31,212,042
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      668,591        17,937,562      2,298,857        61,390,243
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    2,141,499        59,983,382        454,156        10,877,024
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      340,691         8,987,421         87,633         1,993,643
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      485,503        12,749,318         91,497         2,073,315
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      297,275         7,890,319        308,975         8,171,565
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (316,001)       (7,890,319)      (325,015)       (8,171,565)
=========================================================================================================================
Reacquired(b):
  Class A                                                   (5,923,504)     (161,023,491)    (6,057,329)     (168,116,958)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (398,237)      (10,166,793)      (667,453)      (17,777,795)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,108,259)      (27,643,913)      (974,472)      (25,612,842)
=========================================================================================================================
                                                               (24,835)    $   5,497,170      7,269,089     $ 197,980,044
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $49,028 and $95,566 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


13        AIM ASIA PACIFIC GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        -----------------------------------------------------------
                                                        2008             2007         2006         2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  35.16         $  22.82     $  16.41     $  13.72     $  12.07     $  8.53
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         0.08             0.24         0.14         0.14        (0.01)      (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (6.14)           13.00         6.39         2.55         1.66        3.55
==================================================================================================================================
     Total from investment operations                    (6.06)           13.24         6.53         2.69         1.65        3.54
==================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.21)           (0.10)       (0.12)          --           --          --
----------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (3.41)           (0.80)          --           --           --          --
==================================================================================================================================
     Total distributions                                 (3.62)           (0.90)       (0.12)          --           --          --
==================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00             0.00         0.00         0.00         0.00          --
==================================================================================================================================
Net asset value, end of period                        $  25.48         $  35.16     $  22.82     $  16.41     $  13.72     $ 12.07
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(b)                                         (18.17)%          59.90%       39.97%       19.61%       13.67%      41.50%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $468,039         $646,720     $292,771     $156,379     $106,129     $97,192
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.64%(c)         1.61%        1.83%        2.01%        2.23%       2.26%
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.65%(c)         1.63%        1.85%        2.03%        2.25%       2.41%
==================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                      0.55%(c)         0.84%        0.68%        0.85%       (0.09)%     (0.11)%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover rate(d)                                  13%              41%          58%          36%          68%        100%
__________________________________________________________________________________________________________________________________
==================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $515,720,832.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS B
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        -------------------------------------------------------
                                                          2008             2007        2006        2005        2004        2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 33.19         $ 21.65     $ 15.61     $ 13.14     $ 11.64     $  8.27
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                          (0.03)           0.02       (0.01)       0.03       (0.09)      (0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (5.78)          12.32        6.08        2.44        1.59        3.44
================================================================================================================================
     Total from investment operations                      (5.81)          12.34        6.07        2.47        1.50        3.37
================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.04)             --       (0.03)         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (3.41)          (0.80)         --          --          --          --
================================================================================================================================
     Total distributions                                   (3.45)          (0.80)      (0.03)         --          --          --
================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                  0.00            0.00        0.00        0.00        0.00          --
================================================================================================================================
Net asset value, end of period                           $ 23.93         $ 33.19     $ 21.65     $ 15.61     $ 13.14     $ 11.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                           (18.48)%         58.70%      38.96%      18.80%      12.89%      40.75%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $65,516         $92,295     $53,936     $35,600     $29,174     $24,599
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.39%(c)        2.36%       2.58%       2.69%       2.88%       2.91%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         2.40%(c)        2.38%       2.60%       2.71%       2.90%       3.06%
================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.20)%(c)       0.09%      (0.07)%      0.17%      (0.74)%     (0.76)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                    13%             41%         58%         36%         68%        100%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $75,372,181.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



14        AIM ASIA PACIFIC GROWTH FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007         2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 33.06         $  21.56     $ 15.55     $ 13.09     $ 11.60     $ 8.25
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      (0.03)            0.02       (0.01)       0.03       (0.09)     (0.07)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (5.75)           12.28        6.05        2.43        1.58       3.42
============================================================================================================================
     Total from investment operations                  (5.78)           12.30        6.04        2.46        1.49       3.35
============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.04)              --       (0.03)         --          --         --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (3.41)           (0.80)         --          --          --         --
============================================================================================================================
     Total distributions                               (3.45)           (0.80)      (0.03)         --          --         --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00             0.00        0.00        0.00        0.00         --
============================================================================================================================
Net asset value, end of period                       $ 23.83         $  33.06     $ 21.56     $ 15.55     $ 13.09     $11.60
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (18.46)%          58.77%      38.92%      18.79%      12.84%     40.61%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $95,488         $130,965     $54,898     $26,626     $11,220     $8,763
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.39%(c)         2.36%       2.58%       2.69%       2.88%      2.91%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.40%(c)         2.38%       2.60%       2.71%       2.90%      3.06%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.20)%(c)        0.09%      (0.07)%      0.17%      (0.74)%    (0.76)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                13%              41%         58%         36%         68%       100%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $108,690,175.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


15        AIM ASIA PACIFIC GROWTH FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


16        AIM ASIA PACIFIC GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $817.90        $ 7.41      $1,016.71       $ 8.22       1.64%
---------------------------------------------------------------------------------------------------
        B            1,000.00        815.00         10.79       1,012.98        11.96       2.39
---------------------------------------------------------------------------------------------------
        C            1,000.00        814.90         10.78       1,012.98        11.96       2.39
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



17        AIM ASIA PACIFIC GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of            D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the              Sub-Advisors
International Mutual Funds (the "Board"),         Affiliated Sub-Advisors
including a majority of the independent                                                 The Board considered whether each
trustees, voting separately, approved the   The Board reviewed the services to be       Affiliated Sub-Advisor is financially
sub-advisory agreement for AIM Asia         provided by the Affiliated Sub-Advisors     sound and has the resources necessary to
Pacific Growth Fund (the "Fund"),           under the sub-advisory agreement and the    perform its obligations under the
effective on or about May 1, 2008. In so    credentials and experience of the           sub-advisory agreement, and concluded that
doing, the Board determined that the        officers and employees of the Affiliated    each Affiliated Sub-Advisor has the
sub-advisory agreement is in the best       Sub-Advisors who will provide these         financial resources necessary to fulfill
interests of the Fund and its               services. The Board concluded that the      these obligations.
shareholders and that the compensation to   nature, extent and quality of the
AIM Funds Management Inc. (AIM Funds        services to be provided by the Affiliated
Management Inc. anticipates changing its    Sub-Advisors were appropriate. The Board
name to Invesco Trimark Investment          noted that the Affiliated Sub-Advisors,
Management Inc. on or prior to December     which have offices and personnel that are
31, 2008), Invesco Asset Management         geographically dispersed in financial
Deutschland, GmbH, Invesco Asset            centers around the world, have been
Management Limited, Invesco Asset           formed in part for the purpose of
Management (Japan) Limited, Invesco         researching and compiling information and
Australia Limited, Invesco Global Asset     making recommendations on the markets and
Management (N.A.), Inc., Invesco Hong       economies of various countries and
Kong Limited, Invesco Institutional         securities of companies located in such
(N.A.), Inc., and Invesco Senior Secured    countries or on various types of
Management, Inc. (collectively, the         investments and investment techniques,
"Affiliated Sub-Advisors") under the        and providing investment advisory
sub-advisory agreement is fair and          services. The Board concluded that the
reasonable.                                 sub-advisory agreement will benefit the
                                            Fund and its shareholders by permitting
   The independent trustees met             Invesco Aim to utilize the additional
separately during their evaluation of the   resources and talent of the Affiliated
sub-advisory agreement with independent     Sub-Advisors in managing the Fund.
legal counsel from whom they received
independent legal advice, and the              B. Fund Performance
independent trustees also received
assistance during their deliberations       The Board did not view Fund performance
from the independent Senior Officer, a      as a relevant factor in considering
full-time officer of the AIM Funds who      whether to approve the sub-advisory
reports directly to the independent         agreement for the Fund, as no Affiliated
trustees. The sub-advisory agreement was    Sub-Advisor currently serves as
considered separately for the Fund,         sub-advisor to the Fund.
although the Board also considered the
common interests of all of the AIM Funds       C. Sub-Advisory Fees
in their deliberations. The Board
comprehensively considered all of the       The Board considered the services to be
information provided to them and did not    provided by the Affiliated Sub-Advisors
identify any particular factor that was     pursuant to the sub-advisory agreement
controlling. Furthermore, each trustee      and the services to be provided by
may have evaluated the information          Invesco Aim pursuant to the Fund's
provided differently from one another and   advisory agreement, as well as the
attributed different weight to the          allocation of fees between Invesco Aim
various factors.                            and the Affiliated Sub-Advisors pursuant
                                            to the sub-advisory agreement. The Board
   Set forth below is a discussion of the   noted that the sub-advisory fees have no
material factors and related conclusions    direct effect on the Fund or its
that formed the basis for the Board's       shareholders, as they are paid by Invesco
approval of the sub-advisory agreement      Aim to the Affiliated Sub-Advisors, and
for the Fund.                               that Invesco Aim and the Affiliated
                                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
                                            relevant factors, the Board concluded
                                            that the Fund's sub-advisory fees were
                                            fair and reasonable.


18      AIM ASIA PACIFIC GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Asia Pacific Growth Fund, an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:

                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   9,464,774        396,118          361,665          3,756,627


The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:

                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   153,739,622          4,187,723
      Frank S. Bayley...................................................   153,815,961          4,111,384
      James T. Bunch....................................................   153,737,863          4,189,482
      Bruce L. Crockett.................................................   153,730,208          4,197,137
      Albert R. Dowden..................................................   153,803,689          4,123,656
      Jack M. Fields....................................................   153,891,531          4,035,814
      Martin L. Flanagan................................................   153,846,896          4,080,449
      Carl Frischling...................................................   153,742,593          4,184,752
      Prema Mathai-Davis................................................   153,843,650          4,083,695
      Lewis F. Pennock..................................................   153,720,813          4,206,532
      Larry Soll, Ph.D. ................................................   153,717,919          4,209,426
      Raymond Stickel, Jr. .............................................   153,899,328          4,028,017
      Philip A. Taylor..................................................   153,828,055          4,099,290



                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   106,130,344        11,324,591         4,370,077         36,102,333


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.

** Includes Broker Non-Votes.


19        AIM ASIA PACIFIC GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     APG-SAR-1     Invesco Aim Distributors, Inc.

                              AIM EUROPEAN GROWTH FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               15     Financial Highlights
                                21     Fund Expenses
                                22     Approval of Sub-Advisory Agreement
                                23     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     INCEPTION DATE IS NOVEMBER 3, 1997.

FUND VS. INDEXES                                                                           INVESTOR CLASS SHARES' INCEPTION DATE IS
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    SEPTEMBER 30, 2003. RETURNS SINCE THAT DATE
shown does not include applicable contingent deferred sales charges (CDSC) or           ARE HISTORICAL RETURNS. ALL OTHER RETURNS
front-end sales charges, which would have reduced performance.                          ARE BLENDED RETURNS OF HISTORICAL INVESTOR
                                                                                        CLASS SHARE PERFORMANCE AND RESTATED CLASS
Class A Shares                                                              -11.27%     A SHARE PERFORMANCE (FOR PERIODS PRIOR TO
Class B Shares                                                              -11.62      THE INCEPTION DATE OF INVESTOR CLASS
Class C Shares                                                              -11.62      SHARES) AT NET ASSET VALUE, WHICH RESTATED
Class R Shares                                                              -11.39      PERFORMANCE WILL REFLECT THE RULE 12B-1
Investor Class Shares                                                       -11.27      FEES APPLICABLE TO CLASS A SHARES FOR THE
MSCI EAFE Index(triangle) (Broad Market Index)                               -9.21      PERIOD USING BLENDED RETURNS. CLASS A
MSCI Europe Growth Index(triangle) (Style-Specific Index)                    -6.76      SHARES' INCEPTION DATE IS NOVEMBER 3, 1997.
Lipper European Funds Index(triangle) (Peer Group Index)                     -9.84
                                                                                           THE PERFORMANCE DATA QUOTED REPRESENT
(triangle)Lipper Inc.                                                                   PAST PERFORMANCE AND CANNOT GUARANTEE
                                                                                        COMPARABLE FUTURE RESULTS; CURRENT
The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market            PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
capitalization index that is designed to measure developed market equity performance,   VISIT INVESCOAIM.COM FOR THE MOST RECENT
excluding the U.S. and Canada.                                                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
   The MSCI EUROPE GROWTH INDEX is a free float-adjusted market capitalization index    IN NET ASSET VALUE AND THE EFFECT OF THE
that represents the growth segment in developed equity markets in Europe.               MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                                                                        STATED. PERFORMANCE FIGURES DO NOT REFLECT
   The LIPPER EUROPEAN FUNDS INDEX is an equally weighted representation of the         DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
largest funds in the Lipper European Funds category. These funds concentrate their      ON FUND DISTRIBUTIONS OR SALE OF FUND
investments in equity securities whose primary trading markets or operations are        SHARES. INVESTMENT RETURN AND PRINCIPAL
concentrated in the European region or a single country within this region.             VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.
   The Fund is not managed to track the performance of any particular index,
including the indexes defined here, and consequently, the performance of the Fund may      THE TOTAL ANNUAL FUND OPERATING EXPENSE
deviate significantly from the performance of the indexes.                              RATIO SET FORTH IN THE MOST RECENT FUND
                                                                                        PROSPECTUS AS OF THE DATE OF THIS REPORT
   A direct investment cannot be made in an index. Unless otherwise indicated, index    FOR CLASS A, CLASS B, CLASS C, CLASS R AND
results include reinvested dividends, and they do not reflect sales charges.            INVESTOR CLASS SHARES WAS 1.48%, 2.23%,
Performance of an index of funds reflects fund expenses; performance of a market        2.23%, 1.73% AND 1.48%, RESPECTIVELY. THE
index does not.                                                                         EXPENSE RATIOS PRESENTED ABOVE MAY VARY
=====================================================================================   FROM THE EXPENSE RATIOS PRESENTED IN OTHER
                                                                                        SECTIONS OF THIS REPORT THAT ARE BASED ON
=========================================   =========================================   EXPENSES INCURRED DURING THE PERIOD COVERED
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                BY THIS REPORT.
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar
applicable sales charges                    quarter-end, including maximum applicable      CLASS A SHARE PERFORMANCE REFLECTS THE
                                            sales charges                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
                                                                                        CLASS C SHARE PERFORMANCE REFLECTS THE
CLASS A SHARES                              CLASS A SHARES                              APPLICABLE CONTINGENT DEFERRED SALES CHARGE
Inception (11/3/97)                 15.99%  Inception (11/3/97)                 15.86%  (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
10 Years                            13.24   10 Years                            13.63   CLASS B SHARES DECLINES FROM 5% BEGINNING
 5 Years                            23.70    5 Years                            25.06   AT THE TIME OF PURCHASE TO 0% AT THE
 1 Year                             -9.32    1 Year                             -7.10   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
                                                                                        CLASS C SHARES IS 1% FOR THE FIRST YEAR
CLASS B SHARES                              CLASS B SHARES                              AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
Inception (11/3/97)                 16.00%  Inception (11/3/97)                 15.87%  A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
10 Years                            13.26   10 Years                            13.65   AT NET ASSET VALUE AND DO NOT REFLECT A
 5 Years                            24.06    5 Years                            25.43   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
 1 Year                             -9.11    1 Year                             -6.93   REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
                                                                                        THE FIRST YEAR. INVESTOR CLASS SHARES DO
CLASS C SHARES                              CLASS C SHARES                              NOT HAVE A FRONT-END SALES CHARGE OR A
Inception (11/3/97)                 15.81%  Inception (11/3/97)                 15.68%  CDSC; THEREFORE, PERFORMANCE IS AT NET
10 Years                            13.10   10 Years                            13.48   ASSET VALUE. THE PERFORMANCE OF THE FUND'S
 5 Years                            24.24    5 Years                            25.59   SHARE CLASSES WILL DIFFER PRIMARILY DUE TO
 1 Year                             -5.64    1 Year                             -3.36   DIFFERENT SALES CHARGE STRUCTURES AND CLASS
                                                                                        EXPENSES.
CLASS R SHARES                              CLASS R SHARES
10 Years                            13.68%  10 Years                            14.07%     A REDEMPTION FEE OF 2% WILL BE IMPOSED
 5 Years                            24.85    5 Years                            26.21   ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
 1 Year                             -4.28    1 Year                             -1.96   THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                                                        EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES                       IN THE FUND'S PROSPECTUS.
10 Years                            13.90%  10 Years                            14.30%
 5 Years                            25.15    5 Years                            26.53
 1 Year                             -4.03    1 Year                             -1.70
=========================================   =========================================
CLASS R SHARES' INCEPTION DATE IS JUNE 3,   CLASS A SHARE PERFORMANCE (FOR PERIODS
2002. RETURNS SINCE THAT DATE ARE           PRIOR TO THE INCEPTION DATE OF CLASS R
HISTORICAL RETURNS. ALL OTHER RETURNS ARE   SHARES) AT NET ASSET VALUE, ADJUSTED TO
BLENDED RETURNS OF HISTORICAL CLASS R       REFLECT THE HIGHER RULE 12B-1 FEES
SHARE PERFORMANCE AND RESTATED              APPLICABLE TO CLASS R SHARES. CLASS A
                                            SHARES'


2      AIM EUROPEAN GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM EUROPEAN GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               19.1%
-------------------------------------------------------------------------
Industrials                                                          17.8
-------------------------------------------------------------------------
Consumer Staples                                                     13.8
-------------------------------------------------------------------------
Financials                                                           12.6
-------------------------------------------------------------------------
Health Care                                                           7.8
-------------------------------------------------------------------------
Energy                                                                6.1
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Telecommunication Services                                            2.4
-------------------------------------------------------------------------
Information Technology                                                1.4
-------------------------------------------------------------------------
Utilities                                                             1.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                11.8
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-84.76%

BELGIUM-3.85%

Colruyt S.A.(b)                                           68,300    $   17,290,564
----------------------------------------------------------------------------------
InBev N.V.(c)                                            316,586        26,097,534
----------------------------------------------------------------------------------
KBC Groep N.V.(b)                                        112,324        15,147,227
==================================================================================
                                                                        58,535,325
==================================================================================


CYPRUS-0.70%

Bank of Cyprus PCL                                       764,320        10,572,624
==================================================================================


DENMARK-1.49%

Novo Nordisk A.S.-Class B                                330,066        22,719,595
==================================================================================


FINLAND-1.88%

Nokia Oyj(b)                                             214,222         6,447,619
----------------------------------------------------------------------------------
Nokian Renkaat Oyj(c)                                    517,950        22,100,460
==================================================================================
                                                                        28,548,079
==================================================================================


FRANCE-5.25%

Axa(b)                                                   439,967        16,306,108
----------------------------------------------------------------------------------
BNP Paribas(b)(c)                                        231,496        24,936,977
----------------------------------------------------------------------------------
Cap Gemini S.A.(b)(c)                                    237,883        14,426,356
----------------------------------------------------------------------------------
Total S.A.(b)                                            286,292        24,050,608
==================================================================================
                                                                        79,720,049
==================================================================================


GERMANY-13.19%

Bayer A.G.(b)(c)                                         355,705        30,319,914
----------------------------------------------------------------------------------
Commerzbank A.G.(b)                                      325,073        11,747,993
----------------------------------------------------------------------------------
Continental A.G.(b)(c)                                   126,852        14,884,574
----------------------------------------------------------------------------------
Daimler A.G.(b)                                          228,770        17,745,637
----------------------------------------------------------------------------------
Deutsche Boerse A.G.(b)(c)                               185,000        27,054,077
----------------------------------------------------------------------------------
Merck KGaA(b)                                            123,319        17,533,082
----------------------------------------------------------------------------------
MTU Aero Engines Holding A.G.(b)(c)                      396,753        18,157,316
----------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport(b)(c)                      72,448        25,676,020
----------------------------------------------------------------------------------
Siemens A.G                                              165,132        19,482,940
----------------------------------------------------------------------------------
Symrise A.G                                              711,791        17,702,806
==================================================================================
                                                                       200,304,359
==================================================================================


GREECE-3.68%

Intralot S.A. Integrated Lottery                       1,911,298        38,493,904
----------------------------------------------------------------------------------
OPAP S.A.                                                341,160        13,315,944
----------------------------------------------------------------------------------
OPAP S.A.(d)                                             104,000         4,059,263
==================================================================================
                                                                        55,869,111
==================================================================================


HUNGARY-0.82%

Richter Gedeon Nyrt.(b)                                   60,418        12,476,352
==================================================================================


IRELAND-4.47%

Anglo Irish Bank Corp. PLC(b)                          1,137,109        15,836,418
----------------------------------------------------------------------------------
CRH PLC(b)                                               396,332        15,114,860
----------------------------------------------------------------------------------
IAWS Group PLC                                           899,915        22,760,948
----------------------------------------------------------------------------------
Paddy Power PLC(b)                                       406,138        14,155,993
==================================================================================
                                                                        67,868,219
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM EUROPEAN GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
ITALY-2.46%

Eni S.p.A.(b)                                            577,877    $   22,249,890
----------------------------------------------------------------------------------
Finmeccanica S.p.A.(b)                                   436,601        15,170,344
==================================================================================
                                                                        37,420,234
==================================================================================


NETHERLANDS-6.40%

Aalberts Industries N.V.(b)(c)(e)                      1,009,744        21,727,717
----------------------------------------------------------------------------------
Heineken Holding N.V.(b)                                 294,869        15,100,627
----------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)                          1,147,599        27,503,086
----------------------------------------------------------------------------------
TNT N.V.(b)                                              442,840        17,189,244
----------------------------------------------------------------------------------
USG People N.V.(b)(c)                                    681,471        15,751,563
==================================================================================
                                                                        97,272,237
==================================================================================


NORWAY-2.16%

Petroleum Geo-Services A.S.A.(b)                         764,567        20,694,151
----------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(b)(e)                   754,576        12,128,794
==================================================================================
                                                                        32,822,945
==================================================================================


RUSSIA-1.73%

Vimpel-Communications-ADR                                869,606        26,227,317
==================================================================================


SPAIN-1.33%

Banco Santander S.A.                                     430,902         9,317,558
----------------------------------------------------------------------------------
Telefonica S.A.                                          376,042        10,902,400
==================================================================================
                                                                        20,219,958
==================================================================================


SWEDEN-2.67%

Intrum Justitia A.B                                      987,725        16,001,557
----------------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR                              320,013        24,532,103
==================================================================================
                                                                        40,533,660
==================================================================================


SWITZERLAND-10.43%

Bucher Industries A.G                                     71,700        19,995,465
----------------------------------------------------------------------------------
Compagnie Financiere Richemont S.A.-Class A(b)(f)        253,203        15,374,033
----------------------------------------------------------------------------------
Credit Suisse Group(b)(c)                                181,401         9,715,888
----------------------------------------------------------------------------------
Nestle S.A.                                               67,724        32,479,811
----------------------------------------------------------------------------------
Rieter Holding A.G.(b)                                    25,876         9,595,381
----------------------------------------------------------------------------------
Roche Holding A.G.(b)                                    180,409        30,037,249
----------------------------------------------------------------------------------
Sonova Holding A.G.(b)                                   185,654        15,601,468
----------------------------------------------------------------------------------
Syngenta A.G.(b)(c)                                       86,638        25,655,227
==================================================================================
                                                                       158,454,522
==================================================================================


TURKEY-1.70%

Akbank T.A.S                                           2,495,993        13,019,337
----------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S.(b)               475,398        12,774,950
==================================================================================
                                                                        25,794,287
==================================================================================


UNITED KINGDOM-20.55%

Amlin PLC(b)                                           2,554,450        13,927,340
----------------------------------------------------------------------------------
Aviva PLC(b)                                           1,021,046        12,677,288
----------------------------------------------------------------------------------
Balfour Beatty PLC(b)                                  1,766,700        15,350,855
----------------------------------------------------------------------------------
Bunzl PLC(b)                                           1,360,864        19,948,763
----------------------------------------------------------------------------------
Capita Group PLC(b)                                    1,364,129        17,864,083
----------------------------------------------------------------------------------
Enterprise Inns PLC(b)                                   694,785         5,235,426
----------------------------------------------------------------------------------
Homeserve PLC(b)                                         469,902        18,253,611
----------------------------------------------------------------------------------
IG Group Holdings PLC(b)                               1,488,811        10,647,304
----------------------------------------------------------------------------------
Imperial Tobacco Group PLC                               520,261        25,021,723
----------------------------------------------------------------------------------
Inchcape PLC(b)                                        2,089,673        17,672,823
----------------------------------------------------------------------------------
Informa PLC(b)                                         2,073,141        14,139,717
----------------------------------------------------------------------------------
International Power PLC(b)                             2,511,089        21,789,501
----------------------------------------------------------------------------------
Mitie Group PLC(b)                                     2,919,500        13,325,463
----------------------------------------------------------------------------------
Reckitt Benckiser Group PLC(b)                           331,022        19,286,109
----------------------------------------------------------------------------------
Shire PLC(b)                                           1,105,300        20,323,841
----------------------------------------------------------------------------------
Tesco PLC(b)                                           1,308,319        11,057,554
----------------------------------------------------------------------------------
Ultra Electronics Holdings PLC(b)                        547,110        13,939,138
----------------------------------------------------------------------------------
United Business Media PLC(b)                           1,337,221        15,240,943
----------------------------------------------------------------------------------
WPP Group PLC(b)                                       2,164,780        26,401,198
==================================================================================
                                                                       312,102,680
==================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $821,207,747)                                 1,287,461,553
==================================================================================



FOREIGN PREFERRED STOCKS-3.42%

GERMANY-3.42%

Henkel KGaA-Pfd.(b)                                      370,130        15,736,727
----------------------------------------------------------------------------------
Porsche Automobil Holding S.E.-Pfd.(b)                   198,080        36,222,975
==================================================================================
     Total Foreign Preferred Stocks (Cost
       $32,234,510)                                                     51,959,702
==================================================================================



MONEY MARKET FUNDS-10.09%

Liquid Assets Portfolio-Institutional Class(g)        76,598,272        76,598,272
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)              76,598,272        76,598,272
==================================================================================
     Total Money Market Funds (Cost $153,196,544)                      153,196,544
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.27% (Cost $1,006,638,801)                                 1,492,617,799
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-8.32%

Liquid Assets Portfolio-Institutional Class (Cost
  $126,402,533)(g)(h)                                126,402,533       126,402,533
==================================================================================
TOTAL INVESTMENTS-106.59% (Cost $1,133,041,334)                      1,619,020,332
==================================================================================
OTHER ASSETS LESS LIABILITIES-(6.59)%                                 (100,084,200)
==================================================================================
NET ASSETS-100.00%                                                  $1,518,936,132
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM EUROPEAN GROWTH FUND

Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred
SDR    - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $964,617,966, which represented 63.51% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2008 represented 0.27% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e)   Non-income producing security.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.
(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM EUROPEAN GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $853,442,257)*                         $1,339,421,255
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $279,599,077)                 279,599,077
=======================================================
     Total investments (Cost
       $1,133,041,334)                    1,619,020,332
=======================================================
Foreign currencies, at value (Cost
  $20,662,845)                               20,534,545
-------------------------------------------------------
Receivables for:
  Investments sold                              787,904
-------------------------------------------------------
  Fund shares sold                            2,527,477
-------------------------------------------------------
  Dividends                                   7,514,102
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              98,209
-------------------------------------------------------
Other assets                                     51,967
=======================================================
     Total assets                         1,650,534,536
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       1,638,820
-------------------------------------------------------
  Fund shares reacquired                      1,834,464
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 126,402,533
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              178,332
-------------------------------------------------------
Accrued distribution fees                       489,895
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    3,652
-------------------------------------------------------
Accrued transfer agent fees                     583,455
-------------------------------------------------------
Accrued operating expenses                      467,253
=======================================================
     Total liabilities                      131,598,404
=======================================================
Net assets applicable to shares
  outstanding                            $1,518,936,132
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,005,130,944
-------------------------------------------------------
Undistributed net investment income           8,879,102
-------------------------------------------------------
Undistributed net realized gain              19,040,453
-------------------------------------------------------
Unrealized appreciation                     485,885,633
=======================================================
                                         $1,518,936,132
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  923,761,208
_______________________________________________________
=======================================================
Class B                                  $  121,188,374
_______________________________________________________
=======================================================
Class C                                  $  144,451,554
_______________________________________________________
=======================================================
Class R                                  $   26,580,944
_______________________________________________________
=======================================================
Investor Class                           $  302,954,052
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      23,154,035
_______________________________________________________
=======================================================
Class B                                       3,236,834
_______________________________________________________
=======================================================
Class C                                       3,855,719
_______________________________________________________
=======================================================
Class R                                         670,247
_______________________________________________________
=======================================================
Investor Class                                7,606,846
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        39.90
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $39.90
     divided by 94.50%)                  $        42.22
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        37.44
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        37.46
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        39.66
_______________________________________________________
=======================================================
Investor Class:
  Net asset value and offering price
     per share                           $        39.83
_______________________________________________________
=======================================================




* At April 30, 2008, securities with an aggregate value of $156,788,694 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM EUROPEAN GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,064,009)                         $  19,212,127
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $623,343)                                                                         2,383,904
================================================================================================
     Total investment income                                                          21,596,031
================================================================================================


EXPENSES:

Advisory fees                                                                          7,016,627
------------------------------------------------------------------------------------------------
Administrative services fees                                                             197,258
------------------------------------------------------------------------------------------------
Custodian fees                                                                           475,049
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,176,737
------------------------------------------------------------------------------------------------
  Class B                                                                                717,863
------------------------------------------------------------------------------------------------
  Class C                                                                                772,992
------------------------------------------------------------------------------------------------
  Class R                                                                                 61,147
------------------------------------------------------------------------------------------------
  Investor Class                                                                         396,450
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                    1,479,083
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 23,732
------------------------------------------------------------------------------------------------
Other                                                                                    362,271
================================================================================================
     Total expenses                                                                   12,679,209
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (108,224)
================================================================================================
     Net expenses                                                                     12,570,985
================================================================================================
Net investment income                                                                  9,025,046
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                                               52,517,681
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     345,553
================================================================================================
                                                                                      52,863,234
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (276,504,675)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (85,805)
================================================================================================
                                                                                    (276,590,480)
================================================================================================
Net realized and unrealized gain (loss)                                             (223,727,246)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(214,702,200)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM EUROPEAN GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    9,025,046    $   18,860,666
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            52,863,234       145,210,344
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (276,590,480)      269,707,809
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (214,702,200)      433,778,819
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (12,863,369)       (5,963,573)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (1,030,326)         (219,022)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,080,619)         (147,072)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (257,858)          (64,684)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                               (4,389,824)       (2,147,850)
===========================================================================================================
     Total distributions from net investment income                           (19,621,996)       (8,542,201)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (75,069,979)      (46,910,607)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (12,762,629)      (10,134,545)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (13,385,625)       (6,805,293)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      (1,824,238)         (701,284)
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                              (25,620,101)      (16,336,816)
===========================================================================================================
     Total distributions from net realized gains                             (128,662,572)      (80,888,545)
===========================================================================================================
Share transactions-net:
  Class A                                                                      41,614,340       121,519,072
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (21,142,104)      (19,627,696)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (1,299,982)       49,127,497
-----------------------------------------------------------------------------------------------------------
  Class R                                                                       6,521,828        10,250,242
-----------------------------------------------------------------------------------------------------------
  Investor Class                                                                 (954,090)       40,125,267
===========================================================================================================
     Net increase in net assets resulting from share transactions              24,739,992       201,394,382
===========================================================================================================
     Net increase (decrease) in net assets                                   (338,246,776)      545,742,455
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,857,182,908     1,311,440,453
===========================================================================================================
  End of period (including undistributed net investment income of
     $8,879,102 and $19,476,052, respectively)                             $1,518,936,132    $1,857,182,908
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM EUROPEAN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM EUROPEAN GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


11        AIM EUROPEAN GROWTH FUND

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $51,881.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $17,545.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained

12        AIM EUROPEAN GROWTH FUND

$108,745 in front-end sales commissions from the sale of Class A shares and $12,075, $74,615, $35,914 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities purchases of $1,348,297.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $38,798.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,626 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $15,589,322 of capital loss carryforward in the fiscal year ended October 31, 2008.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $33,650,389
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO European Growth Fund into the Fund, are realized on securities held on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization


13        AIM EUROPEAN GROWTH FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $98,483,691 and $309,621,196, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $513,605,174
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (27,787,968)
================================================================================================
Net unrealized appreciation of investment securities                                $485,817,206
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,133,203,126.


NOTE 9--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class R and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                            ----------------------------     ----------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    2,232,348     $  92,147,995      7,429,428     $ 326,433,361
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      256,933         9,966,666        805,068        33,359,939
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      402,475        15,759,895      1,737,422        72,577,972
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                      216,655         8,799,232        330,881        14,633,542
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               258,029        10,632,148      2,049,154        89,305,816
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    1,929,615        80,985,916      1,142,498        46,054,107
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      326,386        12,892,229        256,770         9,795,785
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      334,603        13,223,510        167,911         6,410,837
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       49,697         2,075,369         18,964           761,034
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               690,306        28,923,829        441,910        17,782,444
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      614,586        24,591,009        635,482        27,596,460
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (654,187)      (24,591,009)      (673,170)      (27,596,460)
=========================================================================================================================
Reacquired:(b)
  Class A                                                   (3,889,517)     (156,110,580)    (6,243,240)     (278,564,856)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (517,504)      (19,409,990)      (852,461)      (35,186,960)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (815,135)      (30,283,387)      (725,001)      (29,861,312)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (109,987)       (4,352,773)      (115,806)       (5,144,334)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                            (1,009,948)      (40,510,067)    (1,523,014)      (66,962,993)
=========================================================================================================================
                                                               315,355     $  24,739,992      4,882,796     $ 201,394,382
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Net of redemption fees of $35,196 and $92,948 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.



14        AIM EUROPEAN GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        --------------------------------------------------------------
                                                   2008              2007          2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  49.22         $    39.83     $  31.11     $  26.23     $  20.02     $  15.60
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                    0.26               0.56         0.31         0.21         0.05        (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (5.61)             11.52        10.70         4.70         6.17         4.43
================================================================================================================================
     Total from investment operations               (5.35)             12.08        11.01         4.91         6.22         4.42
================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.58)             (0.31)       (0.21)       (0.03)       (0.01)          --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (3.39)             (2.38)       (2.08)          --           --           --
================================================================================================================================
     Total distributions                            (3.97)             (2.69)       (2.29)       (0.03)       (0.01)          --
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                                0.00               0.00         0.00         0.00         0.00           --
================================================================================================================================
Net asset value, end of period                   $  39.90         $    49.22     $  39.83     $  31.11     $  26.23     $  20.02
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                    (11.27)%            31.84%       37.44%       18.74%       31.06%       28.33%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $923,761         $1,095,988     $768,769     $496,328     $407,566     $301,659
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.44%(c)           1.47%        1.58%        1.70%        1.87%        2.01%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.45%(c)           1.49%        1.60%        1.72%        1.87%        2.02%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 1.28%(c)           1.28%        0.87%        0.71%        0.19%       (0.04)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                              7%                20%          28%          48%          60%          81%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $946,561,905.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM EUROPEAN GROWTH FUND

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  46.29         $  37.63     $  29.53     $  25.03     $  19.23     $  15.08
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     0.10             0.22         0.04         0.01        (0.10)       (0.11)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (5.29)           10.87        10.15         4.49         5.90         4.26
===============================================================================================================================
     Total from investment operations                (5.19)           11.09        10.19         4.50         5.80         4.15
===============================================================================================================================
Less distributions:
  Dividends from net investment income               (0.27)           (0.05)       (0.01)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (3.39)           (2.38)       (2.08)          --           --           --
===============================================================================================================================
     Total distributions                             (3.66)           (2.43)       (2.09)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00           --
===============================================================================================================================
Net asset value, end of period                    $  37.44         $  46.29     $  37.63     $  29.53     $  25.03     $  19.23
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (11.62)%          30.87%       36.39%       17.98%       30.16%       27.52%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $121,188         $177,053     $161,405     $144,211     $130,863     $107,959
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.19%(c)         2.22%        2.33%        2.39%        2.52%        2.66%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.20%(c)         2.24%        2.35%        2.41%        2.52%        2.67%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.53%(c)         0.53%        0.12%        0.02%       (0.46)%      (0.69)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                               7%              20%          28%          48%          60%          81%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $144,361,427.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM EUROPEAN GROWTH FUND

                                                                                   CLASS C
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ---------------------------------------------------------
                                                     2008             2007         2006         2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  46.31         $  37.65     $  29.54     $ 25.05     $ 19.24     $ 15.09
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      0.10             0.22         0.04        0.01       (0.10)      (0.11)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (5.29)           10.87        10.16        4.48        5.91        4.26
=============================================================================================================================
     Total from investment operations                 (5.19)           11.09        10.20        4.49        5.81        4.15
=============================================================================================================================
Less distributions:
  Dividends from net investment income                (0.27)           (0.05)       (0.01)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (3.39)           (2.38)       (2.08)         --          --          --
=============================================================================================================================
     Total distributions                              (3.66)           (2.43)       (2.09)         --          --          --
=============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                  0.00             0.00         0.00        0.00        0.00          --
=============================================================================================================================
Net asset value, end of period                     $  37.46         $  46.31     $  37.65     $ 29.54     $ 25.05     $ 19.24
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      (11.62)%          30.84%       36.41%      17.92%      30.20%      27.50%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $144,452         $182,178     $103,675     $63,806     $45,222     $31,509
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    2.19%(c)         2.22%        2.33%       2.39%       2.52%       2.66%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    2.20%(c)         2.24%        2.35%       2.41%       2.52%       2.67%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   0.53%(c)         0.53%        0.12%       0.02%      (0.46)%     (0.69)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                                7%              20%          28%         48%         60%         81%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $155,447,867.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM EUROPEAN GROWTH FUND

                                                                                   CLASS R
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 48.90         $ 39.60     $ 30.96     $26.13     $19.98     $15.59
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         0.21            0.45        0.22       0.16       0.01      (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (5.58)          11.45       10.66       4.68       6.14       4.42
===========================================================================================================================
     Total from investment operations                    (5.37)          11.90       10.88       4.84       6.15       4.39
===========================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.48)          (0.22)      (0.16)     (0.01)        --         --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (3.39)          (2.38)      (2.08)        --         --         --
===========================================================================================================================
     Total distributions                                 (3.87)          (2.60)      (2.24)     (0.01)        --         --
===========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00            0.00        0.00       0.00       0.00         --
===========================================================================================================================
Net asset value, end of period                         $ 39.66         $ 48.90     $ 39.60     $30.96     $26.13     $19.98
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                         (11.39)%         31.53%      37.11%     18.52%     30.78%     28.16%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $26,581         $25,129     $11,081     $4,767     $2,131     $  660
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.69%(c)        1.72%       1.83%      1.89%      2.02%      2.16%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.70%(c)        1.74%       1.85%      1.91%      2.02%      2.17%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                      1.03%(c)        1.03%       0.62%      0.52%      0.04%     (0.19)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                   7%             20%         28%        48%        60%        81%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $24,593,389.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



18        AIM EUROPEAN GROWTH FUND

                                                                            INVESTOR CLASS
                                     --------------------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 30, 2003
                                     SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,                 (COMMENCEMENT DATE)
                                         APRIL 30,        -----------------------------------------------        TO OCTOBER 31,
                                           2008             2007         2006         2005         2004               2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $  49.14         $  39.78     $  31.08     $  26.22     $  20.01            $18.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                   0.26             0.56         0.32         0.24         0.09              0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and
     unrealized)                            (5.60)           11.50        10.69         4.69         6.15              1.17
=================================================================================================================================
     Total from investment
       operations                           (5.34)           12.06        11.01         4.93         6.24              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment
     income                                 (0.58)           (0.32)       (0.23)       (0.07)       (0.03)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
     gains                                  (3.39)           (2.38)       (2.08)          --           --                --
=================================================================================================================================
     Total distributions                    (3.97)           (2.70)       (2.31)       (0.07)       (0.03)               --
=================================================================================================================================
Redemption fees added to shares of
  beneficial interest                        0.00             0.00         0.00         0.00         0.00                --
=================================================================================================================================
Net asset value, end of period           $  39.83         $  49.14     $  39.78     $  31.08     $  26.22            $20.01
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                            (11.27)%          31.80%       37.50%       18.82%       31.20%             6.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $302,954         $376,835     $266,510     $202,323     $184,832            $  163
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                          1.44%(c)         1.47%        1.55%        1.63%        1.71%             1.79%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
     expense reimbursements                  1.45%(c)         1.49%        1.57%        1.65%        1.74%             1.79%(d)
=================================================================================================================================
Ratio of net investment income to
  average net assets                         1.28%(c)         1.28%        0.91%        0.78%        0.35%             0.18%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                      7%              20%          28%          48%          60%               81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $318,902,893.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal

19        AIM EUROPEAN GROWTH FUND
costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20        AIM EUROPEAN GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $887.30        $ 6.76      $1,017.70       $ 7.22       1.44%
---------------------------------------------------------------------------------------------------
        B            1,000.00        883.80         10.26       1,013.97        10.97       2.19
---------------------------------------------------------------------------------------------------
        C            1,000.00        883.80         10.26       1,013.97        10.97       2.19
---------------------------------------------------------------------------------------------------
        R            1,000.00        886.10          7.93       1,016.46         8.47       1.69
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        887.30          6.76       1,017.70         7.22       1.44
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21        AIM EUROPEAN GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of            D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the              Sub-Advisors
International Mutual Funds (the "Board"),         Affiliated Sub-Advisors
including a majority of the independent                                                 The Board considered whether each
trustees, voting separately, approved the   The Board reviewed the services to be       Affiliated Sub-Advisor is financially sound
sub-advisory agreement for AIM European     provided by the Affiliated Sub-Advisors     and has the resources necessary to perform
Growth Fund (the "Fund"), effective on or   under the sub-advisory agreement and the    its obligations under the sub-advisory
about May 1, 2008. In so doing, the Board   credentials and experience of the           agreement, and concluded that each
determined that the sub-advisory            officers and employees of the Affiliated    Affiliated Sub-Advisor has the financial
agreement is in the best interests of the   Sub-Advisors who will provide these         resources necessary to fulfill these
Fund and its shareholders and that the      services. The Board concluded that the      obligations.
compensation to AIM Funds Management Inc.   nature, extent and quality of the
(AIM Funds Management Inc. anticipates      services to be provided by the Affiliated
changing its name to Invesco Trimark        Sub-Advisors were appropriate. The Board
Investment Management Inc. on or prior to   noted that the Affiliated Sub-Advisors,
December 31, 2008), Invesco Asset           which have offices and personnel that are
Management Deutschland, GmbH, Invesco       geographically dispersed in financial
Asset Management Limited, Invesco Asset     centers around the world, have been
Management (Japan) Limited, Invesco         formed in part for the purpose of
Australia Limited, Invesco Global Asset     researching and compiling information and
Management (N.A.), Inc., Invesco Hong       making recommendations on the markets and
Kong Limited, Invesco Institutional         economies of various countries and
(N.A.), Inc., and Invesco Senior Secured    securities of companies located in such
Management, Inc. (collectively, the         countries or on various types of
"Affiliated Sub-Advisors") under the        investments and investment techniques,
sub-advisory agreement is fair and          and providing investment advisory
reasonable.                                 services. The Board concluded that the
                                            sub-advisory agreement will benefit the
   The independent trustees met             Fund and its shareholders by permitting
separately during their evaluation of the   Invesco Aim to utilize the additional
sub-advisory agreement with independent     resources and talent of the Affiliated
legal counsel from whom they received       Sub-Advisors in managing the Fund.
independent legal advice, and the
independent trustees also received             B. Fund Performance
assistance during their deliberations
from the independent Senior Officer, a      The Board did not view Fund performance
full-time officer of the AIM Funds who      as a relevant factor in considering
reports directly to the independent         whether to approve the sub-advisory
trustees. The sub-advisory agreement was    agreement for the Fund, as no Affiliated
considered separately for the Fund,         Sub-Advisor currently serves as
although the Board also considered the      sub-advisor to the Fund.
common interests of all of the AIM Funds
in their deliberations. The Board              C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not    The Board considered the services to be
identify any particular factor that was     provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee      pursuant to the sub-advisory agreement
may have evaluated the information          and the services to be provided by
provided differently from one another and   Invesco Aim pursuant to the Fund's
attributed different weight to the          advisory agreement, as well as the
various factors.                            allocation of fees between Invesco Aim
                                            and the Affiliated Sub-Advisors pursuant
   Set forth below is a discussion of the   to the sub-advisory agreement. The Board
material factors and related conclusions    noted that the sub-advisory fees have no
that formed the basis for the Board's       direct effect on the Fund or its
approval of the sub-advisory agreement      shareholders, as they are paid by Invesco
for the Fund.                               Aim to the Affiliated Sub-Advisors, and
                                            that Invesco Aim and the Affiliated
                                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
                                            relevant factors, the Board concluded
                                            that the Fund's sub-advisory fees were
                                            fair and reasonable.


22      AIM EUROPEAN GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM European Growth Fund, an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
      MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   14,605,576        722,231          652,003          5,465,649



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matter were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   153,739,622          4,187,723
      Frank S. Bayley...................................................   153,815,961          4,111,384
      James T. Bunch....................................................   153,737,863          4,189,482
      Bruce L. Crockett.................................................   153,730,208          4,197,137
      Albert R. Dowden..................................................   153,803,689          4,123,656
      Jack M. Fields....................................................   153,891,531          4,035,814
      Martin L. Flanagan................................................   153,846,896          4,080,449
      Carl Frischling...................................................   153,742,593          4,184,752
      Prema Mathai-Davis................................................   153,843,650          4,083,695
      Lewis F. Pennock..................................................   153,720,813          4,206,532
      Larry Soll, Ph.D. ................................................   153,717,919          4,209,426
      Raymond Stickel, Jr. .............................................   153,899,328          4,028,017
      Philip A. Taylor..................................................   153,828,055          4,099,290




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   106,130,344        11,324,591         4,370,077         36,102,333



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.

** Includes Broker Non-Votes.


23        AIM EUROPEAN GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     EGR-SAR-1     Invesco Aim Distributors, Inc.

                              AIM GLOBAL SMALL & MID CAP GROWTH FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]            Effective May 1, 2008, AIM Global Aggressive
 - SERVICE MARK -             Growth Fund was renamed AIM Global Small & Mid Cap
                              Growth Fund.

                                       [MOUNTAIN GRAPHIC]

AIM Investments                  2     Fund Performance
became INVESCO AIM               3     Letter to Shareholders
on March 31, 2008.               4     Schedule of Investments
                                 7     Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               15     Financial Highlights
                                18     Fund Expenses
                                19     Approval of Sub-Advisory Agreement
                                20     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
                                                                                        LOWER OR HIGHER. PLEASE VISIT
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    INVESCOAIM.COM FOR THE MOST RECENT
shown does not include applicable contingent deferred sales charges (CDSC) or           MONTH-END PERFORMANCE. PERFORMANCE FIGURES
front-end sales charges, which would have reduced performance.                          REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                                                                        IN NET ASSET VALUE AND THE EFFECT OF THE
Class A Shares                                                                 -14.63%  MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class B Shares                                                                 -14.91   STATED. PERFORMANCE FIGURES DO NOT REFLECT
Class C Shares                                                                 -14.94   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
MSCI World Index(triangle) (Broad Market Index)                                 -9.37   ON FUND DISTRIBUTIONS OR SALE OF FUND
MSCI World Growth Index(triangle) (Style-Specific Index)                        -7.51   SHARES. INVESTMENT RETURN AND PRINCIPAL
Lipper Global Small/Mid-Cap Growth Category Average(triangle) (Peer Group)     -15.15   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.
(triangle)Lipper Inc.
                                                                                           THE TOTAL ANNUAL FUND OPERATING EXPENSE
The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization    RATIO SET FORTH IN THE MOST RECENT FUND
index that is designed to measure global developed market equity performance.           PROSPECTUS AS OF THE DATE OF THIS REPORT
                                                                                        FOR CLASS A, CLASS B AND CLASS C SHARES WAS
   The MSCI WORLD GROWTH INDEX is a free float-adjusted market capitalization index     1.43%, 2.18% AND 2.18%, RESPECTIVELY. THE
that represents the growth segment in global developed market equity performance.       EXPENSE RATIOS PRESENTED ABOVE MAY VARY
                                                                                        FROM THE EXPENSE RATIOS PRESENTED IN OTHER
   The LIPPER GLOBAL SMALL/MID-CAP GROWTH CATEGORY AVERAGE represents an average of     SECTIONS OF THIS REPORT THAT ARE BASED ON
all of the funds in the Lipper Global Small/Mid-Cap Growth Funds category. These        EXPENSES INCURRED DURING THE PERIOD COVERED
funds typically have an above-average price-to-cash flow ratio, price-to-book ratio,    BY THIS REPORT.
and three-year sales-per-share growth value, compared to the S&P/Citigroup World BMI.
                                                                                           CLASS A SHARE PERFORMANCE REFLECTS THE
   The Fund is not managed to track the performance of any particular index,            MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
including the indexes defined here, and consequently, the performance of the Fund may   CLASS C SHARE PERFORMANCE REFLECTS THE
deviate significantly from the performance of the indexes.                              APPLICABLE CONTINGENT DEFERRED SALES CHARGE
                                                                                        (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
   A direct investment cannot be made in an index. Unless otherwise indicated, index    CLASS B SHARES DECLINES FROM 5% BEGINNING
results include reinvested dividends, and they do not reflect sales charges.            AT THE TIME OF PURCHASE TO 0% AT THE
Performance of an index of funds reflects fund expenses; performance of a market        BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
index does not.                                                                         CLASS C SHARES IS 1% FOR THE FIRST YEAR
=====================================================================================   AFTER PURCHASE.

=========================================   =========================================      THE PERFORMANCE OF THE FUND'S SHARE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                CLASSES WILL DIFFER PRIMARILY DUE TO
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     DIFFERENT SALES CHARGE STRUCTURES AND CLASS
applicable sales charges                    quarter-end, including maximum applicable   EXPENSES.
                                            sales charges
                                                                                           A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS A SHARES                              CLASS A SHARES                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
Inception (9/15/94)                 10.30%  Inception (9/15/94)                 10.04%  THE FUND WITHIN 30 DAYS OF PURCHASE.
10 Years                             6.81   10 Years                             6.59   EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
 5 Years                            20.42    5 Years                            20.93   IN THE FUND'S PROSPECTUS
 1 Year                             -7.93    1 Year                             -7.89

CLASS B SHARES                              CLASS B SHARES
Inception (9/15/94)                 10.40%  Inception (9/15/94)                 10.14%
10 Years                             6.94   10 Years                             6.72
 5 Years                            20.81    5 Years                            21.35
 1 Year                             -7.40    1 Year                             -7.34

CLASS C SHARES                              CLASS C SHARES
Inception (8/4/97)                   6.74%  Inception (8/4/97)                  6.40%
10 Years                             6.78   10 Years                             6.56
 5 Years                            20.99    5 Years                            21.52
 1 Year                             -4.12    1 Year                             -4.02
=========================================   =========================================


2      AIM GLOBAL SMALL & MID CAP GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:
                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008

3      AIM GLOBAL SMALL & MID CAP GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               23.3%
-------------------------------------------------------------------------
Financials                                                           21.7
-------------------------------------------------------------------------
Industrials                                                          12.7
-------------------------------------------------------------------------
Information Technology                                                5.9
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Health Care                                                           5.5
-------------------------------------------------------------------------
Consumer Staples                                                      5.0
-------------------------------------------------------------------------
Energy                                                                5.0
-------------------------------------------------------------------------
Telecommunication Services                                            4.4
-------------------------------------------------------------------------
Utilities                                                             3.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 7.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS*

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-92.96%

BRAZIL-3.01%

Gafisa S.A.                                              636,400    $   13,907,369
----------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-GDR            111,600        16,227,756
==================================================================================
                                                                        30,135,125
==================================================================================


CANADA-5.27%

Astral Media Inc.                                        158,400         5,427,981
----------------------------------------------------------------------------------
Gildan Activewear Inc.(a)                                224,011         5,761,125
----------------------------------------------------------------------------------
Onex Corp.                                               277,600         8,699,507
----------------------------------------------------------------------------------
Power Financial Corp.                                    263,200         9,722,255
----------------------------------------------------------------------------------
Sherritt International Corp.                             823,684        11,671,396
----------------------------------------------------------------------------------
Shoppers Drug Mart Corp.(b)(c)                           216,000        11,421,195
==================================================================================
                                                                        52,703,459
==================================================================================


CYPRUS-0.72%

Bank of Cyprus PCL                                       524,550         7,255,953
==================================================================================


FINLAND-1.68%

Nokian Renkaat Oyj                                       393,500        16,790,291
==================================================================================


GERMANY-5.77%

Continental AG(d)                                         90,140        10,576,858
----------------------------------------------------------------------------------
Deutsche Boerse AG(d)                                    150,400        21,994,234
----------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport(c)(d)                         3,935         1,394,588
----------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport(d)                           38,700        13,715,519
----------------------------------------------------------------------------------
Symrise AG                                               404,510        10,060,484
==================================================================================
                                                                        57,741,683
==================================================================================


GREECE-3.77%

Intralot S.A.                                          1,233,572        24,844,374
----------------------------------------------------------------------------------
OPAP S.A.(c)                                             196,000         7,650,149
----------------------------------------------------------------------------------
OPAP S.A.                                                133,630         5,215,763
==================================================================================
                                                                        37,710,286
==================================================================================


HONG KONG-1.97%

Hongkong Land Holdings Ltd.(d)                         2,459,000        11,141,767
----------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.(d)          154,162,000         8,581,883
==================================================================================
                                                                        19,723,650
==================================================================================


HUNGARY-0.78%

Richter Gedeon Nyrt.(d)                                   37,934         7,833,393
==================================================================================


INDONESIA-0.74%

PT Astra International Tbk(d)                          3,407,000         7,362,637
==================================================================================


IRELAND-1.96%

Anglo Irish Bank Corp. PLC(d)                            866,092        12,061,988
----------------------------------------------------------------------------------
IAWS Group PLC                                           300,000         7,587,699
==================================================================================
                                                                        19,649,687
==================================================================================


ISRAEL-1.61%

Israel Discount Bank-Class A(a)(d)                     6,678,391        16,127,463
==================================================================================


JAPAN-2.21%

EXEDY Corp.(d)                                           441,600        12,285,920
----------------------------------------------------------------------------------
Suzuki Motor Corp.(d)                                    386,600         9,851,805
==================================================================================
                                                                        22,137,725
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
MALAYSIA-1.12%

YTL Corp. Berhad                                       4,704,100    $   11,169,212
==================================================================================


MEXICO-1.00%

America Movil S.A.B de C.V.-Series L-ADR                 173,500        10,056,060
==================================================================================


NETHERLANDS-2.48%

Koninklijke BAM Groep N.V.(d)                            629,935        15,096,873
----------------------------------------------------------------------------------
USG People N.V.(d)                                       420,455         9,718,423
==================================================================================
                                                                        24,815,296
==================================================================================


NORWAY-1.42%

Petroleum Geo-Services A.S.A.(d)                         526,240        14,243,474
==================================================================================


PHILIPPINES-1.85%

Ayala Corp.(d)                                         1,448,844        10,173,825
----------------------------------------------------------------------------------
PNOC Energy Development Corp.(c)                       5,262,000           648,475
----------------------------------------------------------------------------------
PNOC Energy Development Corp.                             62,317         7,679,782
==================================================================================
                                                                        18,502,082
==================================================================================


RUSSIA-2.25%

Vimpel-Communications-ADR                                745,298        22,478,188
==================================================================================


SOUTH AFRICA-1.86%

Standard Bank Group Ltd.(d)                            1,189,741        14,092,594
----------------------------------------------------------------------------------
Telkom South Africa Ltd.(d)                              269,269         4,559,721
==================================================================================
                                                                        18,652,315
==================================================================================


SOUTH KOREA-1.85%

Daegu Bank                                               707,840        11,226,590
----------------------------------------------------------------------------------
Hyundai Development Co.(d)                               114,970         7,313,002
==================================================================================
                                                                        18,539,592
==================================================================================


SWEDEN-1.14%

Oriflame Cosmetics S.A.-SDR                              149,350        11,449,127
==================================================================================


SWITZERLAND-3.95%

Baloise Holding AG(d)                                     93,300        10,210,190
----------------------------------------------------------------------------------
Sonova Holding AG(d)                                     140,011        11,765,850
----------------------------------------------------------------------------------
Syngenta AG(d)                                            59,368        17,580,040
==================================================================================
                                                                        39,556,080
==================================================================================


TAIWAN-0.73%

Taiwan Mobile Co., Ltd.(d)                             3,875,079         7,353,906
==================================================================================


THAILAND-1.24%

Siam Commercial Bank PCL(d)                            4,410,400        12,410,873
==================================================================================


TURKEY-0.99%

Tupras-Turkiye Petrol Rafinerileri A.S.(d)               367,305         9,870,262
==================================================================================


UNITED KINGDOM-10.05%

Bunzl PLC(d)                                             799,533        11,720,271
----------------------------------------------------------------------------------
Capita Group PLC(d)                                      856,451        11,215,737
----------------------------------------------------------------------------------
Enterprise Inns PLC(d)                                   636,399         4,795,469
----------------------------------------------------------------------------------
Homeserve PLC(d)                                         207,500         8,060,456
----------------------------------------------------------------------------------
IG Group Holdings PLC(d)                                 993,353         7,104,012
----------------------------------------------------------------------------------
Inchcape PLC(d)                                        1,343,314        11,360,701
----------------------------------------------------------------------------------
Informa PLC(d)                                         1,187,305         8,097,933
----------------------------------------------------------------------------------
International Power PLC(d)                             1,845,000        16,009,639
----------------------------------------------------------------------------------
Shire PLC(d)                                             789,500        14,517,030
----------------------------------------------------------------------------------
United Business Media PLC(d)                             674,325         7,685,602
==================================================================================
                                                                       100,566,850
==================================================================================


UNITED STATES-31.54%

Aeropostale, Inc.(a)                                     224,091         7,123,853
----------------------------------------------------------------------------------
Affiliated Managers Group, Inc.(a)                        59,972         5,957,619
----------------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                           136,065         7,811,492
----------------------------------------------------------------------------------
Altera Corp.                                             308,707         6,569,285
----------------------------------------------------------------------------------
Amdocs Ltd.(a)                                           194,050         6,089,289
----------------------------------------------------------------------------------
Amphenol Corp.-Class A                                   162,630         7,510,253
----------------------------------------------------------------------------------
Annaly Capital Management Inc.                           489,969         8,211,880
----------------------------------------------------------------------------------
ANSYS, Inc.(a)                                           163,358         6,571,892
----------------------------------------------------------------------------------
Apollo Group Inc.-Class A(a)                             127,332         6,481,199
----------------------------------------------------------------------------------
BE Aerospace, Inc.(a)                                    170,139         6,866,810
----------------------------------------------------------------------------------
Cameron International Corp.(a)                           137,121         6,750,467
----------------------------------------------------------------------------------
Chattem, Inc.(a)                                          75,000         5,241,000
----------------------------------------------------------------------------------
Chicago Bridge & Iron Co. N.V.-New York Shares           140,000         5,577,600
----------------------------------------------------------------------------------
Choice Hotels International, Inc.                        179,047         6,175,331
----------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                144,639         8,218,388
----------------------------------------------------------------------------------
Corrections Corp. of America(a)                          236,559         6,032,255
----------------------------------------------------------------------------------
Crown Holdings, Inc.(a)                                  254,806         6,838,993
----------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                     131,381         5,992,287
----------------------------------------------------------------------------------
Flowserve Corp.                                           59,573         7,392,414
----------------------------------------------------------------------------------
Gartner, Inc.(a)                                         272,349         6,242,239
----------------------------------------------------------------------------------
General Cable Corp.(a)                                    96,639         6,474,813
----------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)(a)                      227,582         6,094,646
----------------------------------------------------------------------------------
Guess?, Inc.                                             146,390         5,603,809
----------------------------------------------------------------------------------
Hanesbrands, Inc.(a)                                     230,283         8,064,511
----------------------------------------------------------------------------------
Humana Inc.(a)                                           143,887         6,876,360
----------------------------------------------------------------------------------
IHS Inc.-Class A(a)                                       95,118         6,282,544
----------------------------------------------------------------------------------
IntercontinentalExchange Inc.(a)                          38,934         6,040,610
----------------------------------------------------------------------------------
International Game Technology                            140,840         4,892,782
----------------------------------------------------------------------------------
Intersil Corp.-Class A                                   218,064         5,826,670
----------------------------------------------------------------------------------
Intrepid Potash, Inc.(a)                                  33,107         1,572,251
----------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.(a)                   135,000         4,995,000
----------------------------------------------------------------------------------
Jarden Corp.(a)                                          271,026         5,778,274
----------------------------------------------------------------------------------
Joy Global Inc.                                           87,536         6,499,548
----------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                230,070         6,354,533
----------------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                                 75,382         2,989,650
----------------------------------------------------------------------------------
Landstar System, Inc.                                    114,163         5,931,909
----------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

McAfee Inc.(a)                                           192,944    $    6,415,388
----------------------------------------------------------------------------------
Moody's Corp.                                            157,000         5,802,720
----------------------------------------------------------------------------------
MSCI Inc.-Class A(a)                                     160,660         4,983,673
----------------------------------------------------------------------------------
National Financial Partners Corp.(e)                     212,518         5,720,985
----------------------------------------------------------------------------------
Noble Corp.                                              117,372         6,605,696
----------------------------------------------------------------------------------
Owens-Illinois, Inc.(a)                                   96,131         5,301,625
----------------------------------------------------------------------------------
Pactiv Corp.(a)                                          225,744         5,370,450
----------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                          91,364         6,214,579
----------------------------------------------------------------------------------
Precision Castparts Corp.                                 57,227         6,727,606
----------------------------------------------------------------------------------
Range Resources Corp.                                     93,067         6,177,787
----------------------------------------------------------------------------------
Shaw Group Inc. (The)(a)                                 115,358         5,700,992
----------------------------------------------------------------------------------
SLM Corp.(a)                                             332,845         6,167,618
----------------------------------------------------------------------------------
Southwestern Energy Co.(a)                               157,093         6,646,605
----------------------------------------------------------------------------------
TD Ameritrade Holding Corp.(a)                           331,999         6,009,182
----------------------------------------------------------------------------------
Ulta Salon Cosmetics & Fragrance, Inc.(a)(e)             561,017         7,938,391
==================================================================================
                                                                       315,715,753
==================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $674,614,919)                                             930,550,422
==================================================================================



MONEY MARKET FUNDS-6.43%

Liquid Assets Portfolio-Institutional Class(f)        32,198,464        32,198,464
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              32,198,464        32,198,464
==================================================================================
     Total Money Market Funds (Cost $64,396,928)                        64,396,928
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.39% (Cost $739,011,847)                                     994,947,350
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-0.02%

Liquid Assets Portfolio-Institutional Class (Cost
  $237,569)(f)(g)                                        237,569           237,569
==================================================================================
TOTAL INVESTMENTS-99.41% (Cost $739,249,416)                           995,184,919
==================================================================================
OTHER ASSETS LESS LIABILITIES-0.59%                                      5,858,864
==================================================================================
NET ASSETS-100.00%                                                  $1,001,043,783
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
SDR  - Swedish Depositary Receipt


Notes to Schedule of Investments:

* Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(a)   Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2008 represented 1.14% of the Fund's Net Assets. See Note 1A.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2008 was $21,114,407, which represented 2.11% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $377,883,938, which represented 37.75% of the Fund's Net Assets. See Note 1A.
(e)   All or a portion of this security was out on loan at April 30, 2008.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $674,614,919)*                         $  930,550,422
-------------------------------------------------------
Investments in affiliated money market
funds
(Cost $64,634,497)                           64,634,497
=======================================================
     Total investments (Cost
       $739,249,416)                        995,184,919
=======================================================
Foreign currencies, at value (Cost
  $10,387,324)                               10,469,145
-------------------------------------------------------
Receivables for:
  Investments sold                           12,802,371
-------------------------------------------------------
  Fund shares sold                            1,339,194
-------------------------------------------------------
  Dividends                                   2,126,390
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              74,270
-------------------------------------------------------
Other assets                                     37,841
=======================================================
     Total assets                         1,022,034,130
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      17,292,168
-------------------------------------------------------
  Fund shares reacquired                      1,173,550
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                     237,569
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              184,407
-------------------------------------------------------
Accrued distribution fees                       289,909
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    3,671
-------------------------------------------------------
Accrued transfer agent fees                     431,016
-------------------------------------------------------
Accrued operating expenses                    1,378,057
=======================================================
     Total liabilities                       20,990,347
=======================================================
Net assets applicable to shares
  outstanding                            $1,001,043,783
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $  683,157,967
-------------------------------------------------------
Undistributed net investment income           1,939,472
-------------------------------------------------------
Undistributed net realized gain              59,962,398
-------------------------------------------------------
Unrealized appreciation                     255,983,946
=======================================================
                                         $1,001,043,783
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $  853,166,912
_______________________________________________________
=======================================================
Class B                                  $   95,057,275
_______________________________________________________
=======================================================
Class C                                  $   37,614,317
_______________________________________________________
=======================================================
Institutional Class                      $   15,205,279
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      39,056,899
_______________________________________________________
=======================================================
Class B                                       4,880,502
_______________________________________________________
=======================================================
Class C                                       1,930,527
_______________________________________________________
=======================================================
Institutional Class                             694,423
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        21.84
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $21.84
     divided by 94.50%)                  $        23.11
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        19.48
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        19.48
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        21.90
_______________________________________________________
=======================================================




* At April 30, 2008, securities with an aggregate value of $231,973 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $705,404)                           $   8,061,413
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $152,693)                                                                         1,349,175
================================================================================================
     Total investment income                                                           9,410,588
================================================================================================


EXPENSES:

Advisory fees                                                                          4,047,283
------------------------------------------------------------------------------------------------
Administrative services fees                                                             135,302
------------------------------------------------------------------------------------------------
Custodian fees                                                                           372,930
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              1,108,641
------------------------------------------------------------------------------------------------
  Class B                                                                                562,103
------------------------------------------------------------------------------------------------
  Class C                                                                                193,282
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                      1,236,296
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         866
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 18,512
------------------------------------------------------------------------------------------------
Other                                                                                    282,632
================================================================================================
     Total expenses                                                                    7,957,847
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (88,877)
================================================================================================
     Net expenses                                                                      7,868,970
================================================================================================
Net investment income                                                                  1,541,618
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(1,100,676))                                                      59,351,388
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     691,373
================================================================================================
                                                                                      60,042,761
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of foreign taxes on holdings of $46,258)               (238,568,918)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                         933
================================================================================================
                                                                                    (238,567,985)
================================================================================================
Net realized and unrealized gain (loss)                                             (178,525,224)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(176,983,606)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL SMALL & MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    1,541,618    $    3,913,712
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            60,042,761       148,327,110
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (238,567,985)      164,908,934
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (176,983,606)      317,149,756
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (3,279,248)       (1,205,150)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 (38)               --
===========================================================================================================
     Total distributions from net investment income                            (3,279,286)       (1,205,150)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (124,528,480)     (106,746,300)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (18,165,072)      (18,600,411)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      (5,926,773)       (4,153,281)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                              (1,295)               --
===========================================================================================================
     Total distributions from net realized gains                             (148,621,620)     (129,499,992)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (151,900,906)     (130,705,142)
===========================================================================================================
Share transactions-net:
  Class A                                                                     107,567,574        52,827,687
-----------------------------------------------------------------------------------------------------------
  Class B                                                                      (3,494,197)      (15,509,574)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                       6,395,312         9,179,068
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          16,189,773            10,000
===========================================================================================================
     Net increase in net assets resulting from share transactions             126,658,462        46,507,181
===========================================================================================================
     Net increase (decrease) in net assets                                   (202,226,050)      232,951,795
___________________________________________________________________________________________________________
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,203,269,833       970,318,038
===========================================================================================================
  End of period (including undistributed net investment income of
     $1,939,472 and $3,677,140, respectively)                              $1,001,043,783    $1,203,269,833
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Small & Mid Cap Growth Fund, formerly AIM Global Aggressive Growth Fund (the "Fund"), is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is above-average long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM GLOBAL SMALL & MID CAP GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


11        AIM GLOBAL SMALL & MID CAP GROWTH FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $37,342.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $16,493.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


12        AIM GLOBAL SMALL & MID CAP GROWTH FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $70,894 in front-end sales commissions from the sale of Class A shares and $16,644, $43,061 and $10,400 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $10,353,615, which resulted in net realized gains (losses) of $(1,100,676), and securities purchases of $905,963.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $35,042.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,791 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.


13        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $419,284,561 and $456,815,041, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $286,011,732
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (29,568,326)
================================================================================================
Net unrealized appreciation of investment securities                                $256,443,406
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $738,741,513.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,136,495     $ 49,955,301      3,294,830     $  85,718,374
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       435,847        9,123,501        574,427        13,604,361
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       406,898        8,640,275        554,747        13,179,399
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        694,009       16,188,440            359            10,000
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     5,040,494      121,173,491      4,430,561       103,852,344
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       768,770       16,528,552        838,662        17,922,196
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       224,268        4,821,771        186,184         3,980,622
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             55            1,333             --                --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       761,630       17,053,173        851,037        21,773,304
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (852,330)     (17,053,173)      (934,951)      (21,773,304)
=========================================================================================================================
Reacquired:(c)
  Class A                                                    (3,533,522)     (80,614,391)    (6,164,601)     (158,516,335)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (590,392)     (12,093,077)    (1,078,502)      (25,262,827)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (337,416)      (7,066,734)      (340,093)       (7,980,953)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             --               --             --                --
=========================================================================================================================
                                                              5,154,806     $126,658,462      2,212,660     $  46,507,181
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Commencement date of Institutional Class was September 28, 2007.
(c) Net of redemption fees of $13,029 and $25,122 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                   CLASS A
                                             -----------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                         YEAR ENDED OCTOBER 31,
                                                 APRIL 30,        --------------------------------------------------------------
                                                   2008              2007          2006         2005         2004         2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  29.51         $    25.10     $  20.60     $  16.99     $  14.28     $  11.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.05(a)            0.12         0.13(a)     (0.00)(a)    (0.13)(a)    (0.13)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                       (4.02)              7.68         5.39         3.61         2.84         3.41
================================================================================================================================
     Total from investment operations               (3.97)              7.80         5.52         3.61         2.71         3.28
================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.10)             (0.04)       (0.07)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (3.60)             (3.35)       (0.95)          --           --           --
================================================================================================================================
     Total distributions                            (3.70)             (3.39)       (1.02)          --           --           --
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                                0.00               0.00         0.00         0.00         0.00           --
================================================================================================================================
Net asset value, end of period                   $  21.84         $    29.51     $  25.10     $  20.60     $  16.99     $  14.28
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                    (14.60)%            34.57%       27.71%       21.25%       18.98%       29.82%
________________________________________________________________________________________________________________________________
================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $853,167         $1,022,682     $809,309     $676,291     $566,573     $465,855
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                  1.41%(c)           1.42%        1.51%        1.65%        2.02%        2.10%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                  1.42%(c)           1.50%        1.64%        1.76%        2.03%        2.11%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 0.39%(c)           0.47%        0.56%       (0.02)%      (0.81)%      (0.97)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                             42%                43%          64%          67%          68%          64%
________________________________________________________________________________________________________________________________
================================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $891,786,005.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 26.73         $  23.15     $  19.18     $  15.93     $  13.45     $  10.42
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.04)(a)        (0.07)       (0.04)(a)    (0.12)(a)    (0.19)(a)    (0.19)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (3.61)            7.00         5.01         3.37         2.67         3.22
===============================================================================================================================
     Total from investment operations                (3.65)            6.93         4.97         3.25         2.48         3.03
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --               --        (0.05)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (3.60)           (3.35)       (0.95)          --           --           --
===============================================================================================================================
     Total distributions                             (3.60)           (3.35)       (1.00)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00           --
===============================================================================================================================
Net asset value, end of period                     $ 19.48         $  26.73     $  23.15     $  19.18     $  15.93     $  13.45
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (14.91)%          33.58%       26.80%       20.40%       18.44%       29.08%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $95,057         $136,818     $132,391     $152,878     $257,230     $374,027
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.16%(c)         2.17%        2.26%        2.31%        2.52%        2.60%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.17%(c)         2.25%        2.39%        2.42%        2.53%        2.61%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.36)%(c)       (0.28)%      (0.19)%      (0.68)%      (1.31)%      (1.47)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              42%              43%          64%          67%          68%          64%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $113,038,312.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM GLOBAL SMALL & MID CAP GROWTH FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 26.74         $ 23.16     $ 19.19     $ 15.93     $ 13.46     $ 10.42
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.04)(a)       (0.07)      (0.04)(a)   (0.12)(a)   (0.19)(a)   (0.19)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (3.62)           7.00        5.01        3.38        2.66        3.23
============================================================================================================================
     Total from investment operations                  (3.66)           6.93        4.97        3.26        2.47        3.04
============================================================================================================================
Less distributions:
  Dividends from net investment income                    --              --       (0.05)         --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (3.60)          (3.35)      (0.95)         --          --          --
============================================================================================================================
     Total distributions                               (3.60)          (3.35)      (1.00)         --          --          --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00        0.00        0.00        0.00          --
============================================================================================================================
Net asset value, end of period                       $ 19.48         $ 26.74     $ 23.16     $ 19.19     $ 15.93     $ 13.46
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                       (14.94)%         33.56%      26.79%      20.47%      18.35%      29.17%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $37,614         $43,760     $28,619     $22,488     $21,059     $20,153
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.16%(c)        2.17%       2.26%       2.31%       2.52%       2.60%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.17%(c)        2.25%       2.39%       2.42%       2.53%       2.61%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.36)%(c)      (0.28)%     (0.19)%     (0.68)%     (1.31)%     (1.47)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                42%             43%         64%         67%         68%         64%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $38,868,733.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           INSTITUTIONAL CLASS
                                                                    ---------------------------------
                                                                                   SEPTEMBER 28, 2007
                                                                    SIX MONTHS        (COMMENCEMENT
                                                                       ENDED          DATE) THROUGH
                                                                     APRIL 30,         OCTOBER 31,
                                                                       2008               2007
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 29.53            $27.82
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.09(a)           0.02
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       (4.01)             1.69
=====================================================================================================
     Total from investment operations                                   (3.92)             1.71
=====================================================================================================
Less distributions:
  Dividends from net investment income                                  (0.11)               --
-----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (3.60)               --
=====================================================================================================
     Total distributions                                                (3.71)               --
=====================================================================================================
Redemption fees added to shares of beneficial interest                   0.00                --
=====================================================================================================
Net asset value, end of period                                        $ 21.90            $29.53
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                        (14.41)%            6.15%
_____________________________________________________________________________________________________
=====================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $15,205            $   11
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.94%(c)          1.00%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.95%(c)          1.00%(d)
=====================================================================================================
Ratio of net investment income to average net assets                     0.86%(c)          0.90%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                                 42%               43%
_____________________________________________________________________________________________________
=====================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $8,880,107.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM GLOBAL SMALL & MID CAP GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM GLOBAL SMALL & MID CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $853.70        $6.50       $1,017.85       $ 7.07       1.41%
---------------------------------------------------------------------------------------------------
        B            1,000.00        850.90         9.94        1,014.12        10.82       2.16
---------------------------------------------------------------------------------------------------
        C            1,000.00        850.60         9.94        1,014.12        10.82       2.16
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM GLOBAL SMALL & MID CAP GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of            D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the              Sub-Advisors
International Mutual Funds (the "Board"),         Affiliated Sub-Advisors
including a majority of the independent                                                 The Board considered whether each
trustees, voting separately, approved the   The Board reviewed the services to be       Affiliated Sub-Advisor is financially sound
sub-advisory agreement for AIM Global       provided by the Affiliated Sub-Advisors     and has the resources necessary to perform
Small & Mid Cap Growth Fund (formerly       under the sub-advisory agreement and the    its obligations under the sub-advisory
known as AIM Global Aggressive Growth       credentials and experience of the           agreement, and concluded that each
Fund) (the "Fund"), effective on or about   officers and employees of the Affiliated    Affiliated Sub-Advisor has the financial
May 1, 2008. In so doing, the Board         Sub-Advisors who will provide these         resources necessary to fulfill these
determined that the sub-advisory            services. The Board concluded that the      obligations.
agreement is in the best interests of the   nature, extent and quality of the
Fund and its shareholders and that the      services to be provided by the Affiliated
compensation to AIM Funds Management Inc.   Sub-Advisors were appropriate. The Board
(AIM Funds Management Inc. anticipates      noted that the Affiliated Sub-Advisors,
changing its name to Invesco Trimark        which have offices and personnel that are
Investment Management Inc. on or prior to   geographically dispersed in financial
December 31, 2008), Invesco Asset           centers around the world, have been
Management Deutschland, GmbH, Invesco       formed in part for the purpose of
Asset Management Limited, Invesco Asset     researching and compiling information and
Management (Japan) Limited, Invesco         making recommendations on the markets and
Australia Limited, Invesco Global Asset     economies of various countries and
Management (N.A.), Inc., Invesco Hong       securities of companies located in such
Kong Limited, Invesco Institutional         countries or on various types of
(N.A.), Inc., and Invesco Senior Secured    investments and investment techniques,
Management, Inc. (collectively, the         and providing investment advisory
"Affiliated Sub-Advisors") under the        services. The Board concluded that the
sub-advisory agreement is fair and          sub-advisory agreement will benefit the
reasonable.                                 Fund and its shareholders by permitting
                                            Invesco Aim to utilize the additional
   The independent trustees met             resources and talent of the Affiliated
separately during their evaluation of the   Sub-Advisors in managing the Fund.
sub-advisory agreement with independent
legal counsel from whom they received          B. Fund Performance
independent legal advice, and the
independent trustees also received          The Board did not view Fund performance
assistance during their deliberations       as a relevant factor in considering
from the independent Senior Officer, a      whether to approve the sub-advisory
full-time officer of the AIM Funds who      agreement for the Fund, as no Affiliated
reports directly to the independent         Sub-Advisor currently serves as
trustees. The sub-advisory agreement was    sub-advisor to the Fund.
considered separately for the Fund,
although the Board also considered the         C. Sub-Advisory Fees
common interests of all of the AIM Funds
in their deliberations. The Board           The Board considered the services to be
comprehensively considered all of the       provided by the Affiliated Sub-Advisors
information provided to them and did not    pursuant to the sub-advisory agreement
identify any particular factor that was     and the services to be provided by
controlling. Furthermore, each trustee      Invesco Aim pursuant to the Fund's
may have evaluated the information          advisory agreement, as well as the
provided differently from one another and   allocation of fees between Invesco Aim
attributed different weight to the          and the Affiliated Sub-Advisors pursuant
various factors.                            to the sub-advisory agreement. The Board
                                            noted that the sub-advisory fees have no
   Set forth below is a discussion of the   direct effect on the Fund or its
material factors and related conclusions    shareholders, as they are paid by Invesco
that formed the basis for the Board's       Aim to the Affiliated Sub-Advisors, and
approval of the sub-advisory agreement      that Invesco Aim and the Affiliated
for the Fund.                               Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
                                            relevant factors, the Board concluded
                                            that the Fund's sub-advisory fees were
                                            fair and reasonable.


19      AIM GLOBAL SMALL & MID CAP GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Small & Mid Cap Growth Fund (formerly AIM Global Aggressive Growth Fund), an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                              VOTES          WITHHELD/           BROKER
      MATTER                                                VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
------------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   14,925,420        651,052          635,551          5,637,413



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   153,739,622          4,187,723
      Frank S. Bayley...................................................   153,815,961          4,111,384
      James T. Bunch....................................................   153,737,863          4,189,482
      Bruce L. Crockett.................................................   153,730,208          4,197,137
      Albert R. Dowden..................................................   153,803,689          4,123,656
      Jack M. Fields....................................................   153,891,531          4,035,814
      Martin L. Flanagan................................................   153,846,896          4,080,449
      Carl Frischling 1.................................................   153,742,593          4,184,752
      Prema Mathai-Davis................................................   153,843,650          4,083,695
      Lewis F. Pennock..................................................   153,720,813          4,206,532
      Larry Soll, Ph.D. ................................................   153,717,919          4,209,426
      Raymond Stickel, Jr. .............................................   153,899,328          4,028,017
      Philip A. Taylor..................................................   153,828,055          4,099,290




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   106,130,344        11,324,591         4,370,077         36,102,333



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.


** Includes Broker Non-Votes.


20        AIM GLOBAL SMALL & MID CAP GROWTH FUND

Supplement to Semiannual Report dated 4/30/08

AIM GLOBAL SMALL & MID CAP GROWTH FUND

(Effective May 1, 2008, AIM Global Aggressive Growth Fund was renamed AIM Global Small & Mid Cap Growth Fund.)

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 report that are based on expenses incurred
The following information has been           For periods ended 4/30/08                    during the period covered by the report.
prepared to provide Institutional Class
shareholders with a performance overview     10 Years                             7.46%      A redemption fee of 2% will be
specific to their holdings.                   5 Years                            21.90    imposed on certain redemptions or
Institutional Class shares are offered        1 Year                             -2.15    exchanges out of the Fund within 30 days
exclusively to institutional investors,       6 Months*                         -14.41    of purchase. Exceptions to the redemption
including defined contribution plans that                                                 fee are listed in the Fund's prospectus.
meet certain criteria.                       ==========================================
                                             AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
                                             For periods ended 3/31/08, most recent       past performance and cannot guarantee
                                             calendar quarter-end                         comparable future results; current
                                                                                          performance may be lower or higher. Please
                                             10 Years                             7.23%   visit invescoaim.com for the most recent
                                              5 Years                            22.39    month-end performance. Performance figures
                                              1 Year                             -2.19    reflect reinvested distributions and
                                              6 Months*                         -12.80    changes in net asset value. Performance
                                                                                          figures do not reflect deduction of taxes
                                             *    Cumulative total return that has not    a shareholder would pay on Fund
                                                  been annualized                         distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             ==========================================   fluctuate so that you may have a gain or
                                             Institutional Class shares' inception date   loss when you sell shares.
                                             is September 28, 2007. Returns since that
                                             date are historical returns. All other
                                             returns are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is September 15,
                                             1994.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating
                                             expense ratio set forth in the most recent
                                             Fund prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.02%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GSMG-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $855.90        $4.34       $1,020.19       $4.72        0.94%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM GLOBAL SMALL & MID CAP GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                   invescoaim.com     GSMG-SAR-1     Invesco Aim Distributors, Inc.

                              AIM GLOBAL GROWTH FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            15     Financial Highlights
                                18     Fund Expenses
                                19     Approval of Sub-Advisory Agreement
                                20     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT
                                                                                        PAST PERFORMANCE AND CANNOT GUARANTEE
FUND VS. INDEXES                                                                        COMPARABLE FUTURE RESULTS; CURRENT
                                                                                        PERFORMANCE MAY BE LOWER OR HIGHER.
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    PLEASE VISIT INVESCOAIM.COM FOR THE MOST
shown does not include applicable contingent deferred sales charges (CDSC) or           RECENT MONTH-END PERFORMANCE. PERFORMANCE
front-end sales charges, which would have reduced performance.                          FIGURES REFLECT REINVESTED DISTRIBUTIONS,
                                                                                        CHANGES IN NET ASSET VALUE AND THE EFFECT
Class A Shares                                                              -10.21%     OF THE MAXIMUM SALES CHARGE UNLESS
Class B Shares                                                              -10.54      OTHERWISE STATED. PERFORMANCE FIGURES DO
Class C Shares                                                              -10.54      NOT REFLECT DEDUCTION OF TAXES A
MSCI World Index(triangle) (Broad Market Index)                              -9.37      SHAREHOLDER WOULD PAY ON FUND
MSCI World Growth Index(triangle) (Style-Specific Index)                     -7.51      DISTRIBUTIONS OR SALE OF FUND SHARES.
Lipper Global Large Cap Growth Funds Index(triangle) (Peer Group)           -10.53      INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                        WILL FLUCTUATE SO THAT YOU MAY HAVE A
(triangle)Lipper Inc.                                                                   GAIN OR LOSS WHEN YOU SELL SHARES.

The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization       THE TOTAL ANNUAL FUND OPERATING
index that is designed to measure global developed market equity performance.           EXPENSE RATIO SET FORTH IN THE MOST
                                                                                        RECENT FUND PROSPECTUS AS OF THE DATE OF
   The MSCI WORLD GROWTH INDEX is a free float-adjusted market capitalization index     THIS REPORT FOR CLASS A, CLASS B AND
that represents the growth segment in global developed market equity performance.       CLASS C SHARES WAS 1.54%, 2.29% AND
                                                                                        2.29%, RESPECTIVELY. THE EXPENSE RATIOS
   The LIPPER GLOBAL LARGE-CAP GROWTH FUNDS INDEX is an equally weighted                PRESENTED ABOVE MAY VARY FROM THE EXPENSE
representation of the largest funds in the Lipper Global Large-Cap Growth Funds         RATIOS PRESENTED IN OTHER SECTIONS OF
category. These funds typically have an above-average price-to-cash flow ratio,         THIS REPORT THAT ARE BASED ON EXPENSES
price-to-book ratio, and three-year sales-per-share growth value, compared to the       INCURRED DURING THE PERIOD COVERED BY
S&P/Citigroup World BMI.                                                                THIS REPORT.

   The Fund is not managed to track the performance of any particular index,               CLASS A SHARE PERFORMANCE REFLECTS THE
including the indexes defined here, and consequently, the performance of the Fund may   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
deviate significantly from the performance of the indexes.                              AND CLASS C SHARE PERFORMANCE REFLECTS
                                                                                        THE APPLICABLE CONTINGENT DEFERRED SALES
   A direct investment cannot be made in an index. Unless otherwise indicated, index    CHARGE (CDSC) FOR THE PERIOD INVOLVED.
results include reinvested dividends, and they do not reflect sales charges.            THE CDSC ON CLASS B SHARES DECLINES FROM
Performance of an index of funds reflects fund expenses; performance of a market        5% BEGINNING AT THE TIME OF PURCHASE TO
index does not.                                                                         0% AT THE BEGINNING OF THE SEVENTH YEAR.
                                                                                        THE CDSC ON CLASS C SHARES IS 1% FOR THE
=====================================================================================   FIRST YEAR AFTER PURCHASE.

=========================================   =========================================      THE PERFORMANCE OF THE FUND'S SHARE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                CLASSES WILL DIFFER PRIMARILY DUE TO
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     DIFFERENT SALES CHARGE STRUCTURES AND
applicable sales charges                    quarter-end, including maximum applicable   CLASS EXPENSES.
                                            sales charges
                                                                                           A REDEMPTION FEE OF 2% WILL BE IMPOSED
CLASS A SHARES                              CLASS A SHARES                              ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
Inception (9/15/94)                  7.67%  Inception (9/15/94)                  7.38%  OF THE FUND WITHIN 30 DAYS OF PURCHASE.
10 Years                             3.11   10 Years                             2.81   EXCEPTIONS TO THE REDEMPTION FEE ARE
 5 Years                            13.83    5 Years                            14.15   LISTED IN THE FUND'S PROSPECTUS.
 1 Year                             -9.28    1 Year                             -8.83

CLASS B SHARES                              CLASS B SHARES
Inception (9/15/94)                  7.77%  Inception (9/15/94)                  7.49%
10 Years                             3.23   10 Years                             2.94
 5 Years                            14.14    5 Years                            14.49
 1 Year                             -9.49    1 Year                             -9.06

CLASS C SHARES                              CLASS C SHARES
Inception (8/4/97)                   3.93%  Inception (8/4/97)                   3.55%
10 Years                             3.09   10 Years                             2.79
 5 Years                            14.37    5 Years                            14.70
 1 Year                             -5.68    1 Year                             -5.27
=========================================   =========================================


2      AIM GLOBAL GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service.
Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM GLOBAL GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Staples                                                     16.0%
-------------------------------------------------------------------------
Financials                                                           13.6
-------------------------------------------------------------------------
Consumer Discretionary                                               12.8
-------------------------------------------------------------------------
Health Care                                                          11.3
-------------------------------------------------------------------------
Energy                                                               10.0
-------------------------------------------------------------------------
Industrials                                                           9.6
-------------------------------------------------------------------------
Information Technology                                                9.6
-------------------------------------------------------------------------
Materials                                                             8.6
-------------------------------------------------------------------------
Telecommunication Services                                            2.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 6.1
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-89.10%

AUSTRALIA-1.76%

BHP Billiton Ltd.(b)                                    166,599    $  6,709,106
===============================================================================


BELGIUM-2.63%

InBev N.V.(c)                                            75,372       6,213,235
-------------------------------------------------------------------------------
KBC Groep N.V.(b)                                        28,136       3,794,224
===============================================================================
                                                                     10,007,459
===============================================================================


CANADA-2.34%

Manulife Financial Corp.                                 72,993       2,853,546
-------------------------------------------------------------------------------
Suncor Energy, Inc.                                      53,700       6,054,797
===============================================================================
                                                                      8,908,343
===============================================================================


CHINA-1.41%

China Mobile Ltd.(b)                                    311,000       5,366,414
===============================================================================


DENMARK-1.61%

Novo Nordisk A.S.-Class B                                88,898       6,119,160
===============================================================================


FRANCE-6.84%

Axa(b)                                                  131,105       4,859,029
-------------------------------------------------------------------------------
BNP Paribas(b)                                           77,388       8,336,311
-------------------------------------------------------------------------------
Cap Gemini S.A.(b)                                       70,330       4,265,145
-------------------------------------------------------------------------------
Total S.A.(b)                                           101,800       8,551,940
===============================================================================
                                                                     26,012,425
===============================================================================


GERMANY-8.67%

Bayer A.G.(b)(c)                                         98,075       8,359,808
-------------------------------------------------------------------------------
Commerzbank A.G.(b)(c)                                  138,038       4,988,632
-------------------------------------------------------------------------------
Daimler A.G.(b)                                          54,241       4,207,462
-------------------------------------------------------------------------------
Merck KGaA(b)                                            37,818       5,376,837
-------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport(b)(c)                       11,301       4,005,144
-------------------------------------------------------------------------------
Siemens A.G.                                             51,044       6,022,377
===============================================================================
                                                                     32,960,260
===============================================================================


GREECE-1.14%

OPAP S.A.                                               110,790       4,324,286
===============================================================================


HONG KONG-2.03%

Cheung Kong (Holdings) Ltd.(b)                          253,000       3,959,452
-------------------------------------------------------------------------------
Li & Fung Ltd.(b)                                       916,000       3,767,788
===============================================================================
                                                                      7,727,240
===============================================================================


INDIA-1.46%

Infosys Technologies Ltd.-ADR                           127,137       5,554,616
===============================================================================


INDONESIA-0.41%

PT Astra International Tbk(b)                           721,000       1,558,104
===============================================================================


IRELAND-1.95%

Anglo Irish Bank Corp. PLC(b)(c)                        236,445       3,292,949
-------------------------------------------------------------------------------
CRH PLC(b)                                              108,508       4,138,155
===============================================================================
                                                                      7,431,104
===============================================================================


ISRAEL-2.01%

Teva Pharmaceutical Industries Ltd.-ADR                 163,254       7,637,022
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
ITALY-3.15%

Eni S.p.A.(b)                                           195,585    $  7,530,573
-------------------------------------------------------------------------------
Finmeccanica S.p.A.(b)                                  127,654       4,435,526
===============================================================================
                                                                     11,966,099
===============================================================================


JAPAN-4.34%

Keyence Corp.(b)                                         17,700       4,530,775
-------------------------------------------------------------------------------
Komatsu Ltd.(b)                                         172,300       5,266,363
-------------------------------------------------------------------------------
ORIX Corp.(b)                                             8,790       1,597,195
-------------------------------------------------------------------------------
Toyota Motor Corp.(b)                                   100,300       5,101,230
===============================================================================
                                                                     16,495,563
===============================================================================


MEXICO-0.61%

Grupo Televisa S.A.-ADR                                  94,294       2,327,176
===============================================================================


NETHERLANDS-1.58%

TNT N.V.(b)                                             155,212       6,024,697
===============================================================================


SINGAPORE-0.76%

United Overseas Bank Ltd.(b)                            193,000       2,894,674
===============================================================================


SOUTH AFRICA-0.60%

Standard Bank Group Ltd.(b)                             192,536       2,280,607
===============================================================================


SPAIN-1.87%

Banco Santander S.A.                                    154,412       3,338,910
-------------------------------------------------------------------------------
Telefonica S.A.                                         130,050       3,770,475
===============================================================================
                                                                      7,109,385
===============================================================================


SWITZERLAND-9.34%

Compagnie Financiere Richemont S.A.-Class A(b)(d)        76,752       4,660,244
-------------------------------------------------------------------------------
Credit Suisse Group(b)(c)                                60,806       3,256,786
-------------------------------------------------------------------------------
Nestle S.A.                                              18,112       8,686,350
-------------------------------------------------------------------------------
Roche Holding A.G.(b)                                    49,254       8,200,559
-------------------------------------------------------------------------------
Sonova Holding AG(b)                                     31,660       2,660,554
-------------------------------------------------------------------------------
Syngenta AG(b)(c)                                        27,142       8,037,283
===============================================================================
                                                                     35,501,776
===============================================================================


TAIWAN-0.65%

Taiwan Semiconductor Manufacturing Co. Ltd.(b)        1,126,015       2,452,332
===============================================================================


UNITED KINGDOM-7.93%

Aviva PLC(b)                                            336,685       4,180,275
-------------------------------------------------------------------------------
Imperial Tobacco Group PLC                              168,650       8,111,147
-------------------------------------------------------------------------------
Reckitt Benckiser Group PLC(b)                          107,411       6,258,014
-------------------------------------------------------------------------------
Tesco PLC(b)                                            558,753       4,722,428
-------------------------------------------------------------------------------
WPP Group PLC(b)                                        564,889       6,889,266
===============================================================================
                                                                     30,161,130
===============================================================================


UNITED STATES-24.01%

Apple Inc.(e)                                             9,370       1,629,911
-------------------------------------------------------------------------------
Chubb Corp. (The)                                        36,260       1,920,692
-------------------------------------------------------------------------------
Cisco Systems, Inc.(e)                                  248,350       6,367,694
-------------------------------------------------------------------------------
Colgate-Palmolive Co.                                    61,348       4,337,304
-------------------------------------------------------------------------------
Emerson Electric Co.                                     77,146       4,031,650
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        47,595       4,429,667
-------------------------------------------------------------------------------
Foster Wheeler Ltd.(e)                                   37,684       2,400,094
-------------------------------------------------------------------------------
Garmin Ltd.(c)                                           54,458       2,227,332
-------------------------------------------------------------------------------
General Dynamics Corp.                                   45,095       4,077,490
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(e)                                 85,610       4,431,174
-------------------------------------------------------------------------------
Google Inc.-Class A(e)                                   10,463       6,008,796
-------------------------------------------------------------------------------
Johnson & Johnson                                        74,643       5,007,799
-------------------------------------------------------------------------------
Kroger Co. (The)                                        116,014       3,161,381
-------------------------------------------------------------------------------
Microsoft Corp.                                         200,380       5,714,837
-------------------------------------------------------------------------------
Monsanto Co.                                             15,682       1,788,062
-------------------------------------------------------------------------------
Mosaic Co. (The)(e)                                      21,664       2,654,057
-------------------------------------------------------------------------------
National-Oilwell Varco Inc.(e)                           66,371       4,543,095
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                               44,600       3,711,166
-------------------------------------------------------------------------------
PepsiCo, Inc.                                            73,445       5,033,186
-------------------------------------------------------------------------------
Precision Castparts Corp.                                36,321       4,269,897
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               85,566       5,737,200
-------------------------------------------------------------------------------
Titanium Metals Corp.(c)                                 75,096       1,144,463
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 102,716       3,351,623
-------------------------------------------------------------------------------
Valero Energy Corp.                                      68,279       3,335,429
===============================================================================
                                                                     91,313,999
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $250,950,641)                                          338,842,977
===============================================================================



FOREIGN PREFERRED STOCKS-4.78%

AUTOMOBILE MANUFACTURERS-2.53%

Porsche Automobil Holding S.E.-Pfd. (Germany)(b)         52,600       9,618,985
===============================================================================


BREWERS-0.81%

Companhia de Bebidas das Americas-Pfd.-ADR
  (Brazil)                                               41,777       3,062,254
===============================================================================


HOUSEHOLD PRODUCTS-1.44%

Henkel KGaA-Pfd. (Germany)(b)                           129,023       5,485,639
===============================================================================
     Total Foreign Preferred Stocks (Cost
       $9,856,625)                                                   18,166,878
===============================================================================



MONEY MARKET FUNDS-2.20%

Liquid Assets Portfolio-Institutional Class(f)        4,185,130       4,185,130
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)              4,185,130       4,185,130
===============================================================================
     Total Money Market Funds (Cost $8,370,260)                       8,370,260
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-96.08% (Cost $269,177,526)                                  365,380,115
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-6.14%

Liquid Assets Portfolio-Institutional Class (Cost
  $23,346,033)(f)(g)                                 23,346,033    $ 23,346,033
===============================================================================
TOTAL INVESTMENTS-102.22% (Cost $292,523,559)                       388,726,148
===============================================================================
OTHER ASSETS LESS LIABILITIES-(2.22)%                                (8,428,237)
===============================================================================
NET ASSETS-100.00%                                                 $380,297,911
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $191,620,505, which represented 50.39% of the Fund's Net Assets. See Note 1A.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(e)   Non-income producing security.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $260,807,266)*                          $ 357,009,855
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $31,716,293)                   31,716,293
=======================================================
     Total investments (Cost
       $292,523,559)                        388,726,148
=======================================================
Foreign currencies, at value (Cost
  $10,492,355)                               10,451,326
-------------------------------------------------------
Receivables for:
  Investments sold                            4,985,279
-------------------------------------------------------
  Fund shares sold                              860,120
-------------------------------------------------------
  Dividends                                   1,328,654
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans              56,568
-------------------------------------------------------
Other assets                                     30,746
=======================================================
     Total assets                           406,438,841
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       1,795,667
-------------------------------------------------------
  Fund shares reacquired                        374,109
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                  23,346,033
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              105,854
-------------------------------------------------------
Accrued distribution fees                       127,976
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    2,661
-------------------------------------------------------
Accrued transfer agent fees                     209,227
-------------------------------------------------------
Accrued operating expenses                      179,403
=======================================================
     Total liabilities                       26,140,930
=======================================================
Net assets applicable to shares
  outstanding                             $ 380,297,911
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $ 482,606,388
-------------------------------------------------------
Undistributed net investment income             207,663
-------------------------------------------------------
Undistributed net realized gain (loss)     (198,683,996)
-------------------------------------------------------
Unrealized appreciation                      96,167,856
=======================================================
                                          $ 380,297,911
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                   $ 304,774,800
_______________________________________________________
=======================================================
Class B                                   $  53,138,492
_______________________________________________________
=======================================================
Class C                                   $  22,375,262
_______________________________________________________
=======================================================
Institutional Class                       $       9,357
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      12,070,605
_______________________________________________________
=======================================================
Class B                                       2,252,737
_______________________________________________________
=======================================================
Class C                                         948,282
_______________________________________________________
=======================================================
Institutional Class                               369.9
_______________________________________________________
=======================================================
Class A:
  Net asset value per share               $       25.25
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $25.25 divided
     by 94.50%)                           $       26.72
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                            $       23.59
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                            $       23.60
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $       25.30
_______________________________________________________
=======================================================



* At April 30, 2008, securities with an aggregate value of $29,841,994 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $438,878)                            $  3,953,240
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $159,440)                                                                           538,072
================================================================================================
     Total investment income                                                           4,491,312
================================================================================================


EXPENSES:

Advisory fees                                                                          1,596,562
------------------------------------------------------------------------------------------------
Administrative services fees                                                              61,263
------------------------------------------------------------------------------------------------
Custodian fees                                                                            69,250
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                394,310
------------------------------------------------------------------------------------------------
  Class B                                                                                319,024
------------------------------------------------------------------------------------------------
  Class C                                                                                118,688
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C                                                           626,872
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           5
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 12,054
------------------------------------------------------------------------------------------------
Other                                                                                    189,870
================================================================================================
     Total expenses                                                                    3,387,898
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (42,815)
================================================================================================
     Net expenses                                                                      3,345,083
================================================================================================
Net investment income                                                                  1,146,229
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities sold to affiliates of
     $344,180)                                                                        15,221,220
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (116,536)
================================================================================================
                                                                                      15,104,684
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              (66,198,140)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (64,526)
================================================================================================
                                                                                     (66,262,666)
================================================================================================
Net realized and unrealized gain (loss)                                              (51,157,982)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(50,011,753)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,      OCTOBER 31,
                                                                                2008            2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,146,229    $  1,328,399
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                           15,104,684      64,580,076
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (66,262,666)     26,312,419
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (50,011,753)     92,220,894
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                       (734,907)     (1,365,758)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                (24)             --
========================================================================================================
     Decrease in net assets resulting from distributions                        (734,931)     (1,365,758)
========================================================================================================
Share transactions-net:
  Class A                                                                    (11,447,037)    (22,677,884)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (17,756,081)    (28,690,594)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (2,511,295)     (1,902,382)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                 24          10,000
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (31,714,389)    (53,260,860)
========================================================================================================
     Net increase (decrease) in net assets                                   (82,461,073)     37,594,276
========================================================================================================


NET ASSETS:

  Beginning of period                                                        462,758,984     425,164,708
========================================================================================================
  End of period (including undistributed net investment income of
     $207,663 and $(203,635), respectively)                                 $380,297,911    $462,758,984
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM GLOBAL GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.


11        AIM GLOBAL GROWTH FUND

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $12,957.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $10,875.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $17,066

12        AIM GLOBAL GROWTH FUND
in front-end sales commissions from the sale of Class A shares and $292, $28,557 and $654 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities sales of $665,313, which resulted in net realized gains of $344,180, and securities purchases of $5,078,131.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $18,983.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $1,998 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.


13        AIM GLOBAL GROWTH FUND

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                   $101,368,450
-----------------------------------------------------------------------------------------------
October 31, 2010                                                                    101,042,257
-----------------------------------------------------------------------------------------------
October 31, 2011                                                                     11,321,620
===============================================================================================
Total capital loss carryforward                                                    $213,732,327
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $107,759,740 and $141,252,623, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $108,108,273
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (12,793,143)
================================================================================================
Net unrealized appreciation of investment securities                                $ 95,315,130
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $293,411,018.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  APRIL 30, 2008(a)                OCTOBER 31, 2007
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,156,176     $ 30,666,894      1,492,884     $ 38,189,676
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        91,666        2,169,224        318,141        7,617,739
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        51,929        1,231,011        179,687        4,375,879
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             --               --            369           10,000
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        26,224          694,400         52,921        1,281,756
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              1               24             --               --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       469,912       11,773,541        607,071       15,540,256
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (502,489)     (11,773,541)      (646,541)     (15,540,256)
========================================================================================================================
Reacquired:(c)
  Class A                                                    (2,199,368)     (54,581,872)    (3,047,532)     (77,689,572)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (345,207)      (8,151,764)      (866,955)     (20,768,077)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (160,592)      (3,742,306)      (262,395)      (6,278,261)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             --               --             --               --
========================================================================================================================
                                                             (1,411,748)    $(31,714,389)    (2,172,350)    $(53,260,860)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Commencement date of Institutional Class shares was September 28, 2007.
(c) Net of redemption fees of $2,300 and $8,957 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM GLOBAL GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  28.18         $  22.94     $  19.02     $  16.65     $  14.91     $  12.66
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.09(a)          0.12(a)      0.06(a)      0.08(a)(b)  (0.04)(a)    (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (2.96)            5.22         3.99         2.29         1.78         2.33
===============================================================================================================================
     Total from investment operations                (2.87)            5.34         4.05         2.37         1.74         2.25
===============================================================================================================================
Less dividends from net investment income            (0.06)           (0.10)       (0.13)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00           --
===============================================================================================================================
Net asset value, end of period                    $  25.25         $  28.18     $  22.94     $  19.02     $  16.65     $  14.91
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                     (10.21)%          23.35%       21.39%       14.23%       11.67%       17.77%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $304,775         $355,538     $310,028     $284,122     $286,068     $329,739
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   1.51%(d)         1.53%        1.62%        1.77%        1.96%        2.04%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   1.52%(d)         1.57%        1.68%        1.82%        1.97%        2.04%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.72%(d)         0.47%        0.28%        0.44%(b)    (0.24)%      (0.58)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                              26%              38%          42%          51%          56%          75%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $317,181,188.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                   APRIL 30,        ----------------------------------------------------------
                                                     2008             2007        2006        2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 26.37         $ 21.54     $ 17.87     $  15.76     $  14.18     $  12.09
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.00)(a)       (0.07)(a)   (0.09)(a)    (0.04)(a)(b) (0.11)(a)    (0.15)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (2.78)           4.90        3.76         2.15         1.69         2.24
==============================================================================================================================
     Total from investment operations                 (2.78)           4.83        3.67         2.11         1.58         2.09
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                  0.00            0.00        0.00         0.00         0.00           --
==============================================================================================================================
Net asset value, end of period                      $ 23.59         $ 26.37     $ 21.54     $  17.87     $  15.76     $  14.18
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                      (10.54)%         22.42%      20.54%       13.39%       11.14%       17.29%
______________________________________________________________________________________________________________________________
==============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $53,138         $79,333     $90,571     $105,368     $139,061     $181,891
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    2.26%(d)        2.28%       2.37%        2.43%        2.46%        2.54%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    2.27%(d)        2.32%       2.43%        2.48%        2.47%        2.54%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  (0.03)%(d)      (0.28)%     (0.47)%      (0.22)%(b)   (0.74)%      (1.08)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                               26%             38%         42%          51%          56%          75%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $64,155,279.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15        AIM GLOBAL GROWTH FUND

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 26.38         $ 21.55     $ 17.88     $ 15.77     $ 14.18     $ 12.10
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.00)(a)       (0.07)(a)   (0.09)(a)   (0.04)(a)(b)(0.11)(a)   (0.15)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (2.78)           4.90        3.76        2.15        1.70        2.23
============================================================================================================================
     Total from investment operations                  (2.78)           4.83        3.67        2.11        1.59        2.08
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00        0.00        0.00        0.00          --
============================================================================================================================
Net asset value, end of period                       $ 23.60         $ 26.38     $ 21.55     $ 17.88     $ 15.77     $ 14.18
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                       (10.54)%         22.41%      20.52%      13.38%      11.21%      17.19%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $22,375         $27,878     $24,565     $23,619     $27,649     $32,844
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     2.26%(d)        2.28%       2.37%       2.43%       2.46%       2.54%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     2.27%(d)        2.32%       2.43%       2.48%       2.47%       2.54%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                   (0.03)%(d)      (0.28)%     (0.47)%     (0.22)%(b)  (0.74)%     (1.08)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                26%             38%         42%         51%         56%         75%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.07) and (0.39)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $23,868,065.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                                               ----------------------------------------
                                                                                     SEPTEMBER 28, 2007
                                                               SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                   APRIL 30,           TO OCTOBER 31,
                                                                     2008                   2007
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 28.19                $27.11
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.15(a)               0.02(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                      (2.98)                 1.06
=======================================================================================================
     Total from investment operations                                 (2.83)                 1.08
=======================================================================================================
Less dividends from net investment income                             (0.06)                   --
-------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest                 0.00                  0.00
=======================================================================================================
Net asset value, end of period                                      $ 25.30                $28.19
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                      (10.03)%                3.98%
_______________________________________________________________________________________________________
=======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $     9                $   10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.05%(c)              1.05%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.06%(c)              1.05%(d)
=======================================================================================================
Ratio of net investment income to average net assets                   1.18%(c)              0.94%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                               26%                   38%
_______________________________________________________________________________________________________
=======================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,344.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM GLOBAL GROWTH FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


17        AIM GLOBAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $897.90        $ 7.13      $1,017.35       $ 7.57       1.51%
---------------------------------------------------------------------------------------------------
        B            1,000.00        894.60         10.65       1,013.63        11.31       2.26
---------------------------------------------------------------------------------------------------
        C            1,000.00        894.60         10.65       1,013.63        11.31       2.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


18        AIM GLOBAL GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      and employees of the Affiliated
12-13, 2007, the Board of Trustees of AIM   Sub-Advisors who will provide these
International Mutual Funds (the "Board"),   services. The Board concluded that the
including a majority of the independent     nature, extent and quality of the
trustees, voting separately, approved the   services to be provided by the Affiliated
sub-advisory agreement for AIM Global       Sub-Advisors were appropriate. The Board
Growth Fund (the "Fund"), effective on or   noted that the Affiliated Sub-Advisors,
about May 1, 2008. In so doing, the Board   which have offices and personnel that are
determined that the sub-advisory            geographically dispersed in financial
agreement is in the best interests of the   centers around the world, have been
Fund and its shareholders and that the      formed in part for the purpose of
compensation to AIM Funds Management Inc.   researching and compiling information and
(AIM Funds Management Inc. anticipates      making recommendations on the markets and
changing its name to Invesco Trimark        economies of various countries and
Investment Management Inc. on or prior to   securities of companies located in such
December 31, 2008), Invesco Asset           countries or on various types of
Management Deutschland, GmbH, Invesco       investments and investment techniques,
Asset Management Limited, Invesco Asset     and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.
"Affiliated Sub-Advisors") under the
sub-advisory agreement is fair and             B. Fund Performance
reasonable.
                                            The Board did not view Fund performance
   The independent trustees met             as a relevant factor in considering
separately during their evaluation of the   whether to approve the sub-advisory
sub-advisory agreement with independent     agreement for the Fund, as no Affiliated
legal counsel from whom they received       Sub-Advisor currently serves as
independent legal advice, and the           sub-advisor to the Fund.
independent trustees also received
assistance during their deliberations          C. Sub-Advisory Fees
from the independent Senior Officer, a
full-time officer of the AIM Funds who      The Board considered the services to be
reports directly to the independent         provided by the Affiliated Sub-Advisors
trustees. The sub-advisory agreement was    pursuant to the sub-advisory agreement
considered separately for the Fund,         and the services to be provided by
although the Board also considered the      Invesco Aim pursuant to the Fund's
common interests of all of the AIM Funds    advisory agreement, as well as the
in their deliberations. The Board           allocation of fees between Invesco Aim
comprehensively considered all of the       and the Affiliated Sub-Advisors pursuant
information provided to them and did not    to the sub-advisory agreement. The Board
identify any particular factor that was     noted that the sub-advisory fees have no
controlling. Furthermore, each trustee      direct effect on the Fund or its
may have evaluated the information          shareholders, as they are paid by Invesco
provided differently from one another and   Aim to the Affiliated Sub-Advisors, and
attributed different weight to the          that Invesco Aim and the Affiliated
various factors.                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
   Set forth below is a discussion of the   sub-advisory fee rate, as well as other
material factors and related conclusions    relevant factors, the Board concluded
that formed the basis for the Board's       that the Fund's sub-advisory fees were
approval of the sub-advisory agreement      fair and reasonable.
for the Fund.
                                               D. Financial Resources of the
   A. Nature, Extent and Quality of               Affiliated Sub-Advisors
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered whether each
                                            Affiliated Sub-Advisor is financially
The Board reviewed the services to be       sound and has the resources necessary to
provided by the Affiliated Sub-Advisors     perform its obligations under the
under the sub-advisory agreement and the    sub-advisory agreement, and concluded
credentials and experience of the           that each Affiliated Sub-Advisor has the
officers                                    financial resources necessary to fulfill
                                            these obligations.


19     AIM GLOBAL GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM Global Growth Fund, an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purpose:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES          WITHHELD/           BROKER
      MATTER                                               VOTES FOR        AGAINST        ABSTENTIONS        NON-VOTES
-----------------------------------------------------------------------------------------------------------------------
(1)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan) Limited;
      Invesco Australia Limited; Invesco Global Asset
      Management (N.A.), Inc.; Invesco Hong Kong
      Limited; Invesco Institutional (N.A.), Inc.; and
      Invesco Senior Secured Management, Inc. ..........   6,299,885        236,609          285,114          2,041,421



The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:


                                                                                               WITHHELD/
      MATTERS                                                                 VOTES FOR      ABSTENTIONS**
----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................     153,739,622       4,187,723
      Frank S. Bayley...................................................     153,815,961       4,111,384
      James T. Bunch....................................................     153,737,863       4,189,482
      Bruce L. Crockett.................................................     153,730,208       4,197,137
      Albert R. Dowden..................................................     153,803,689       4,123,656
      Jack M. Fields....................................................     153,891,531       4,035,814
      Martin L. Flanagan................................................     153,846,896       4,080,449
      Carl Frischling...................................................     153,742,593       4,184,752
      Prema Mathai-Davis................................................     153,843,650       4,083,695
      Lewis F. Pennock..................................................     153,720,813       4,206,532
      Larry Soll, Ph.D. ................................................     153,717,919       4,209,426
      Raymond Stickel, Jr. .............................................     153,899,328       4,028,017
      Philip A. Taylor..................................................     153,828,055       4,099,290




                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   106,130,344        11,324,591         4,370,077         36,102,333



* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.

** Includes Broker Non-Votes.


20        AIM GLOBAL GROWTH FUND

Supplement to Semiannual Report dated 4/30/08

AIM GLOBAL GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                 actual report that are based on expenses
The following information has been           For periods ended 4/30/08                    incurred during the period covered by the
prepared to provide Institutional Class                                                   report.
shareholders with a performance overview       10 Years                           3.76%
specific to their holdings. Institutional       5 Years                          15.29       A redemption fee of 2% will be imposed
Class shares are offered exclusively to         1 Year                           -3.37    on certain redemptions or exchanges out of
institutional investors, including defined      6 Months*                        -9.78    the Fund within 30 days of purchase.
contribution plans that meet certain                                                      Exceptions to the redemption fee are
criteria.                                    ==========================================   listed in the Fund's prospectus.
                                             AVERAGE ANNUAL TOTAL RETURNS
                                             For periods ended 3/31/08, most recent          The performance data quoted represent
                                             calendar quarter-end                         past performance and cannot guarantee
                                                                                          comparable future results; current
                                               10 Years                           3.46%   performance may be lower or higher. Please
                                                5 Years                          15.60    visit invescoaim.com for the most recent
                                                1 Year                           -2.95    month-end performance. Performance figures
                                                6 Months*                       -10.10    reflect reinvested distributions and
                                                                                          changes in net asset value. Performance
                                             *    Cumulative total return that has not    figures do not reflect deduction of taxes
                                                  been annualized                         a shareholder would pay on Fund
                                                                                          distributions or sale of Fund shares.
                                             ==========================================   Investment return and principal value will
                                             Institutional Class shares' inception        fluctuate so that you may have a gain or
                                             date is September 28, 2007.                  loss when you sell shares.
                                             Returns since that date are historical
                                             returns. All other returns are blended
                                             returns of historical Institutional Class
                                             share performance and restated Class A
                                             share performance (for periods prior to
                                             the inception date of Institutional Class
                                             shares) at net asset value (NAV) and
                                             reflect the Rule 12b-1 fees applicable to
                                             Class A shares. Class A shares'
                                             inception date is September 15, 1994.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating
                                             expense ratio set forth in the most recent
                                             Fund prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.04%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   GLG-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $902.20        $4.97       $1,019.64       $5.27        1.05%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM GLOBAL GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,               [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark                - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     GLG-SAR-1     Invesco Aim Distributors, Inc.

                              AIM INTERNATIONAL CORE EQUITY FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details, go            10     Notes to Financial Statements
to invescoaim.com               15     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                                        FUTURE RESULTS; CURRENT PERFORMANCE MAY BE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    LOWER OR HIGHER. PLEASE VISIT
shown does not include applicable contingent deferred sales charges (CDSC) or           INVESCOAIM.COM FOR THE MOST RECENT
front-end sales charges, which would have reduced performance.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES
                                                                                        REFLECT REINVESTED DISTRIBUTIONS, CHANGES
Class A Shares                                                                  -9.90%  IN NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                                 -10.23   MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                                 -10.21   STATED. PERFORMANCE FIGURES DO NOT REFLECT
Class R Shares                                                                 -10.04   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Investor Class Shares                                                           -9.89   ON FUND DISTRIBUTIONS OR SALE OF FUND
MSCI EAFE Index(triangle) (Broad Market/Style-Specific Index)                   -9.21   SHARES. INVESTMENT RETURN AND PRINCIPAL
Lipper International Large-Cap Core Funds Index(triangle) (Peer Group Index)    -9.31   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A
                                                                                        GAIN OR LOSS WHEN YOU SELL SHARES.
(triangle)Lipper Inc.
                                                                                           THE TOTAL ANNUAL FUND OPERATING EXPENSE
The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market            RATIO SET FORTH IN THE MOST RECENT FUND
capitalization index that is designed to measure developed market equity performance,   PROSPECTUS AS OF THE DATE OF THIS REPORT
excluding the U.S. and Canada.                                                          FOR CLASS A, CLASS B, CLASS C, CLASS R AND
                                                                                        INVESTOR CLASS SHARES WAS 1.41%, 2.16%,
   The LIPPER INTERNATIONAL LARGE-CAP CORE FUNDS INDEX is an equally weighted           2.16%, 1.66% AND 1.41%, RESPECTIVELY. THE
representation of the largest funds in the Lipper International Large-Cap Core Funds    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
category. These funds typically have an average price-to-cash flow ratio,               FROM THE EXPENSE RATIOS PRESENTED IN OTHER
price-to-book ratio, and three-year sales-per-share growth value, compared to the       SECTIONS OF THIS REPORT THAT ARE BASED ON
S&P/Citigroup World ex-U.S. BMI.                                                        EXPENSES INCURRED DURING THE PERIOD COVERED
                                                                                        BY THIS REPORT.
   The Fund is not managed to track the performance of any particular index,
including the indexes defined here, and consequently, the performance of the Fund may      CLASS A SHARE PERFORMANCE REFLECTS THE
deviate significantly from the performance of the indexes.                              MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
                                                                                        CLASS C SHARE PERFORMANCE REFLECTS THE
   A direct investment cannot be made in an index. Unless otherwise indicated, index    APPLICABLE CONTINGENT DEFERRED SALES CHARGE
results include reinvested dividends, and they do not reflect sales charges.            (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
Performance of an index of funds reflects fund expenses; performance of a market        CLASS B SHARES DECLINES FROM 5% BEGINNING
index does not.                                                                         AT THE TIME OF PURCHASE TO 0% AT THE
=====================================================================================   BEGINNING OF THE SEVENTH YEAR. THE CDSC ON
                                                                                        CLASS C SHARES IS 1% FOR THE FIRST YEAR
=========================================   =========================================   AFTER PURCHASE. CLASS R SHARES DO NOT HAVE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                A FRONT-END SALES CHARGE; RETURNS SHOWN ARE
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     AT NET ASSET VALUE AND DO NOT REFLECT A
applicable sales charges                    quarter-end, including maximum applicable   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
                                            sales charges                               REDEMPTION OF RETIREMENT PLAN ASSETS WITHIN
                                                                                        THE FIRST YEAR. INVESTOR CLASS SHARES DO
CLASS A SHARES                              CLASS A SHARES                              NOT HAVE A FRONT-END SALES CHARGE OR CDSC;
Inception (3/28/02)                  9.66%  Inception (3/28/02)                  8.62%  THEREFORE, PERFORMANCE SHOWN IS AT NET
5 Years                             16.13   5 Years                             16.53   ASSET VALUE.
1 Year                              -8.04   1 Year                             -10.63
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
CLASS B SHARES                              CLASS B SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (3/28/02)                 10.02%  Inception (3/28/02)                  8.99%  DIFFERENT SALES CHARGE STRUCTURES AND CLASS
5 Years                             16.43   5 Years                             16.83   EXPENSES.
1 Year                              -7.90   1 Year                             -10.56
                                                                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS C SHARES                              CLASS C SHARES                              REIMBURSED EXPENSES IN THE PAST ON CLASS C
Inception (2/14/00)                  4.41%  Inception (2/14/00)                  3.63%  SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.
5 Years                             16.72   5 Years                             17.13
1 Year                              -4.30   1 Year                              -7.06      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS R SHARES                              CLASS R SHARES                              THE FUND WITHIN 30 DAYS OF PURCHASE.
Inception (11/24/03)                14.81%  Inception (11/24/03)                13.41%  EXCEPTIONS TO THE REDEMPTION FEE ARE LISTED
1 Year                              -2.96   1 Year                              -5.76   IN THE FUND'S PROSPECTUS.

INVESTOR CLASS SHARES                       INVESTOR CLASS SHARES
Inception (10/28/98)                 6.97%  Inception (10/28/98)                 6.29%
5 Years                             17.53   5 Years                             17.96
1 Year                              -2.67   1 Year                              -5.51
=========================================   =========================================


2      AIM INTERNATIONAL CORE EQUITY FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
                       e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
     [CROCKETT         for the most part raised consistent issues that I respond to here.
       PHOTO]
                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters
   Bruce Crockett      while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55%
saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition,
Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM INTERNATIONAL CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
As of April 30, 2008



-------------------------------------------------------------------------
Financials                                                           22.3%
-------------------------------------------------------------------------
Energy                                                               12.8
-------------------------------------------------------------------------
Information Technology                                               12.4
-------------------------------------------------------------------------
Consumer Staples                                                     10.4
-------------------------------------------------------------------------
Consumer Discretionary                                               10.1
-------------------------------------------------------------------------
Industrials                                                           9.0
-------------------------------------------------------------------------
Health Care                                                           7.8
-------------------------------------------------------------------------
Materials                                                             6.5
-------------------------------------------------------------------------
Telecommunication Services                                            5.0
-------------------------------------------------------------------------
Utilities                                                             1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-97.33%

BRAZIL-0.93%

Companhia Energetica de Minas Gerais S.A.-ADR(b)         48,053    $    985,561
-------------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR                           31,930       1,247,824
-------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica S.A.-ADR(b)            24,800       1,033,664
-------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                   57,200         667,678
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR                             11,400       1,384,188
===============================================================================
                                                                      5,318,915
===============================================================================
CANADA--1.00%

EnCana Corp.                                             70,100       5,666,053
===============================================================================


CHINA-0.19%

CNOOC Ltd.(c)                                           595,000       1,055,471
===============================================================================


DENMARK-1.34%

Danske Bank A.S.(b)(c)                                  220,000       7,604,531
===============================================================================


EGYPT-0.13%

Orascom Telecom Holding S.A.E.-GDR(b)                    10,200         762,960
===============================================================================


FINLAND-3.52%

Nokia Oyj(c)                                            402,500      12,114,379
-------------------------------------------------------------------------------
UPM-Kymmene Oyj(c)                                      411,800       7,914,857
===============================================================================
                                                                     20,029,236
===============================================================================


FRANCE-9.25%

Credit Agricole S.A.(c)                                 231,660       7,798,157
-------------------------------------------------------------------------------
Publicis Groupe(b)(c)                                   176,700       7,144,249
-------------------------------------------------------------------------------
Sanofi-Aventis(c)                                       171,700      13,223,701
-------------------------------------------------------------------------------
Societe Generale-ADR(d)                                 406,800       9,520,503
-------------------------------------------------------------------------------
Thomson(c)                                              546,200       3,485,586
-------------------------------------------------------------------------------
Total S.A.-ADR                                          136,200      11,440,800
===============================================================================
                                                                     52,612,996
===============================================================================


GERMANY-4.02%

BASF S.E.(b)(c)                                          59,595       8,500,154
-------------------------------------------------------------------------------
Bayerische Motoren Werke A.G.(c)                        160,000       8,774,597
-------------------------------------------------------------------------------
Commerzbank A.G.(b)(c)                                  154,600       5,587,175
===============================================================================
                                                                     22,861,926
===============================================================================


HONG KONG-3.11%

Cheung Kong (Holdings) Ltd.(c)                          325,000       5,086,253
-------------------------------------------------------------------------------
China Resources Enterprise Ltd.(c)                      116,000         423,509
-------------------------------------------------------------------------------
Denway Motors Ltd.                                    1,720,000         876,211
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                1,157,100      11,321,409
===============================================================================
                                                                     17,707,382
===============================================================================


INDIA-0.36%

Reliance Communications Ltd.(c)                          47,400         677,881
-------------------------------------------------------------------------------
Reliance Industries Ltd.                                  9,500         612,522
-------------------------------------------------------------------------------
State Bank of India-GDR                                   8,295         770,605
===============================================================================
                                                                      2,061,008
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
INDONESIA-0.21%

PT Astra International Tbk(c)                           199,000    $    430,045
-------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B(c)                 785,500         757,093
===============================================================================
                                                                      1,187,138
===============================================================================


ISRAEL-0.32%

Makhteshim-Agan Industries Ltd.(c)                       89,400         818,483
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR                  21,900       1,024,482
===============================================================================
                                                                      1,842,965
===============================================================================


ITALY-1.71%

Eni S.p.A-ADR                                           126,700       9,758,434
===============================================================================


JAPAN-23.71%

Canon Inc.                                              233,400      11,670,842
-------------------------------------------------------------------------------
East Japan Railway Co.(c)                                   550       4,392,505
-------------------------------------------------------------------------------
FUJIFILM Holdings Corp.(c)                              319,100      12,314,521
-------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                  1,288,100      14,170,122
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.(c)                       108,700       5,716,013
-------------------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.(c)                   1,175       5,079,985
-------------------------------------------------------------------------------
Nissan Motor Co., Ltd.(c)                               653,200       5,847,978
-------------------------------------------------------------------------------
NOK Corp.(b)(c)                                         273,500       5,453,341
-------------------------------------------------------------------------------
NTT DoCoMo, Inc.(c)                                       4,100       6,064,558
-------------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.(c)                         315,700       9,430,420
-------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.(c)                          80,000       4,990,695
-------------------------------------------------------------------------------
SMC Corp.(c)                                             96,400      11,292,135
-------------------------------------------------------------------------------
Sony Corp.-ADR                                          200,560       9,183,642
-------------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.(c)                        1,507,000       9,862,336
-------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.(c)                       109,300       5,802,947
-------------------------------------------------------------------------------
Tokyo Electron Ltd.(b)(c)                               110,800       7,149,059
-------------------------------------------------------------------------------
Toyota Motor Corp.(c)                                   126,500       6,433,755
===============================================================================
                                                                    134,854,854
===============================================================================


MEXICO-0.46%

Cemex S.A.B. de C.V.-CPO(e)(f)                          434,900       1,207,301
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V.-ADR           31,900       1,386,055
===============================================================================
                                                                      2,593,356
===============================================================================


NETHERLANDS-9.85%

Aegon N.V.(c)                                           854,000      13,678,587
-------------------------------------------------------------------------------
Heineken N.V.(c)                                        244,300      14,229,018
-------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-New
  York Shares                                           127,250       4,779,510
-------------------------------------------------------------------------------
TNT N.V.(c)                                             294,450      11,429,349
-------------------------------------------------------------------------------
Unilever N.V.(c)                                        354,500      11,915,905
===============================================================================
                                                                     56,032,369
===============================================================================


NORWAY-1.40%

StatoilHydro A.S.A.(c)                                  221,500       7,979,377
===============================================================================


RUSSIA-0.65%

Evraz Group S.A.-GDR, REGS (Acquired 3/28/07; Cost
  $370,670)(c)(g)                                        13,300       1,371,881
-------------------------------------------------------------------------------
Gazprom-ADR                                              26,450       1,407,140
-------------------------------------------------------------------------------
LUKOIL-ADR(d)                                            10,400         931,840
===============================================================================
                                                                      3,710,861
===============================================================================


SOUTH AFRICA-0.46%

Barloworld Ltd.                                          53,700         784,828
-------------------------------------------------------------------------------
Massmart Holdings Ltd.(c)                                38,600         359,656
-------------------------------------------------------------------------------
Sasol Ltd.(c)                                            12,500         709,484
-------------------------------------------------------------------------------
Standard Bank Group Ltd.(c)                              64,110         759,389
===============================================================================
                                                                      2,613,357
===============================================================================


SOUTH KOREA-1.15%

Daelim Industrial Co., Ltd.(c)                            8,358       1,122,936
-------------------------------------------------------------------------------
Hyundai Motor Co.(c)                                     13,950       1,173,499
-------------------------------------------------------------------------------
Kookmin Bank                                              9,000         627,531
-------------------------------------------------------------------------------
LG Electronics Inc.(c)                                    5,945         923,929
-------------------------------------------------------------------------------
Lotte Shopping Co., Ltd.(c)                               2,400         874,318
-------------------------------------------------------------------------------
POSCO(c)                                                  1,915         942,025
-------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.(c)                          1,200         854,448
===============================================================================
                                                                      6,518,686
===============================================================================


SPAIN-1.24%

Repsol YPF, S.A.-ADR                                    173,985       7,058,571
===============================================================================


SWEDEN-4.11%

Nordea Bank A.B.(c)                                     325,000       5,373,723
-------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B               7,048,300      17,987,144
===============================================================================
                                                                     23,360,867
===============================================================================


SWITZERLAND-8.07%

Credit Suisse Group(b)(c)                               189,100      10,128,248
-------------------------------------------------------------------------------
Nestle S.A.                                              15,780       7,567,944
-------------------------------------------------------------------------------
Novartis A.G.                                           321,450      16,347,018
-------------------------------------------------------------------------------
Zurich Financial Services A.G.(c)                        38,800      11,846,505
===============================================================================
                                                                     45,889,715
===============================================================================


TAIWAN-0.65%

AU Optronics Corp.-ADR(b)                                51,185         999,131
-------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                   909,000         947,341
-------------------------------------------------------------------------------
High Tech Computer Corp.(c)                              41,000       1,050,265
-------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR          62,450         701,938
===============================================================================
                                                                      3,698,675
===============================================================================


THAILAND-0.25%

PTT PCL                                                 135,500       1,426,316
===============================================================================


TURKEY-0.14%

Turkiye Is Bankasi-Class C(c)                           175,975         806,063
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
UNITED KINGDOM-19.10%

BAE Systems PLC(c)                                      552,000    $  5,089,160
-------------------------------------------------------------------------------
Barclays PLC(c)                                       1,242,000      11,096,040
-------------------------------------------------------------------------------
BP PLC                                                1,382,100      16,789,615
-------------------------------------------------------------------------------
Diageo PLC(c)                                           441,100       9,026,219
-------------------------------------------------------------------------------
GlaxoSmithKline PLC(c)                                  355,100       7,866,053
-------------------------------------------------------------------------------
HSBC Holdings PLC-ADR(b)                                172,600      14,979,954
-------------------------------------------------------------------------------
Kingfisher PLC(c)                                     2,491,900       6,516,117
-------------------------------------------------------------------------------
Morrison (William) Supermarkets PLC(c)                  844,900       4,779,799
-------------------------------------------------------------------------------
National Grid PLC(c)                                    384,300       5,325,200
-------------------------------------------------------------------------------
Reed Elsevier PLC(c)                                          1              12
-------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC(c)                     864,700       5,841,441
-------------------------------------------------------------------------------
Royal Dutch Shell PLC-ADR                                79,300       6,368,583
-------------------------------------------------------------------------------
Vodafone Group PLC(c)                                 4,745,000      15,007,300
===============================================================================
                                                                    108,685,493
===============================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $480,424,736)                                553,697,575
===============================================================================



FOREIGN PREFERRED STOCKS-0.10%

BRAZIL-0.10%

Banco Bradesco S.A., Pfd. (Cost $350,340)                24,996         574,517
===============================================================================


MONEY MARKET FUNDS-1.19%

Liquid Assets Portfolio-Institutional Class(h)        3,398,206       3,398,206
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)              3,398,207       3,398,207
===============================================================================
     Total Money Market Funds (Cost $6,796,413)                       6,796,413
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-98.62% (Cost $487,571,489)                                  561,068,505
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-6.02%

Liquid Assets Portfolio-Institutional Class (Cost
  $34,225,607)(h)(i)                                 34,225,607      34,225,607
===============================================================================
TOTAL INVESTMENTS-104.64% (Cost $521,797,096)                       595,294,112
===============================================================================
OTHER ASSETS LESS LIABILITIES-(4.64)%                               (26,420,964)
===============================================================================
NET ASSETS-100.00%                                                 $568,873,148
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
CPO    - Certificates of Ordinary Participation
GDR    - Global Depositary Receipt
Pfd.   - Preferred
REGS   - Regulation S


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at April 30, 2008.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $359,302,315, which represented 63.16% of the Fund's Net Assets. See Note 1A.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2008 was $10,452,343, which represented 1.84% of the Fund's Net Assets. See Note 1A.
(e)   Each unit represents two Series A shares and one Series B share.
(f)   Non-income producing security.
(g) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2008 represented 0.24% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $480,775,076)*                          $554,272,092
------------------------------------------------------
Investments in affiliated money market
  funds (Cost $41,022,020)                  41,022,020
======================================================
     Total investments (Cost
       $521,797,096)                       595,294,112
======================================================
Foreign currencies, at value (Cost
  $2,315,810)                                2,383,415
------------------------------------------------------
Receivables for:
  Investments sold                           3,086,456
------------------------------------------------------
  Fund shares sold                             427,899
------------------------------------------------------
  Dividends                                  3,512,779
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             50,184
------------------------------------------------------
Other assets                                    41,522
======================================================
     Total assets                          604,796,367
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Investments purchased                        298,785
------------------------------------------------------
  Fund shares reacquired                       870,120
------------------------------------------------------
  Collateral upon return of securities
     loaned                                 34,225,607
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              75,869
------------------------------------------------------
Accrued distribution fees                       81,302
------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   2,657
------------------------------------------------------
Accrued transfer agent fees                    112,956
------------------------------------------------------
Accrued operating expenses                     255,923
======================================================
     Total liabilities                      35,923,219
======================================================
Net assets applicable to shares
  outstanding                             $568,873,148
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $480,925,485
------------------------------------------------------
Undistributed net investment income          6,958,564
------------------------------------------------------
Undistributed net realized gain              7,442,878
------------------------------------------------------
Unrealized appreciation                     73,546,221
======================================================
                                          $568,873,148
______________________________________________________
======================================================



NET ASSETS:

Class A                                   $ 84,446,285
______________________________________________________
======================================================
Class B                                   $ 24,404,437
______________________________________________________
======================================================
Class C                                   $ 42,308,933
______________________________________________________
======================================================
Class R                                   $  3,551,037
______________________________________________________
======================================================
Investor Class                            $ 34,981,760
______________________________________________________
======================================================
Institutional Class                       $379,180,696
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      6,142,239
______________________________________________________
======================================================
Class B                                      1,788,940
______________________________________________________
======================================================
Class C                                      3,179,590
______________________________________________________
======================================================
Class R                                        258,812
______________________________________________________
======================================================
Investor Class                               2,510,052
______________________________________________________
======================================================
Institutional Class                         27,452,723
______________________________________________________
======================================================
Class A:
  Net asset value per share               $      13.75
------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.75 divided
       by 94.50%)                         $      14.55
______________________________________________________
======================================================
Class B:
  Net asset value and offering price
     per share                            $      13.64
______________________________________________________
======================================================
Class C:
  Net asset value and offering price
     per share                            $      13.31
______________________________________________________
======================================================
Class R:
  Net asset value and offering price
     per share                            $      13.72
______________________________________________________
======================================================
Investor Class:
  Net asset value and offering price
     per share                            $      13.94
______________________________________________________
======================================================
Institutional Class:
  Net asset value and offering price
     per share                            $      13.81
______________________________________________________
======================================================




* At April 30, 2008, securities with an aggregate value of $44,509,892 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $896,275)                            $  9,732,186
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $232,500)                                                                           561,227
________________________________________________________________________________________________
================================================================================================
     Total investment income                                                          10,293,413
________________________________________________________________________________________________
================================================================================================


EXPENSES:

Advisory fees                                                                          2,080,010
------------------------------------------------------------------------------------------------
Administrative services fees                                                              89,666
------------------------------------------------------------------------------------------------
Custodian fees                                                                           111,344
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                105,315
------------------------------------------------------------------------------------------------
  Class B                                                                                134,806
------------------------------------------------------------------------------------------------
  Class C                                                                                219,017
------------------------------------------------------------------------------------------------
  Class R                                                                                  9,438
------------------------------------------------------------------------------------------------
  Investor Class                                                                          45,743
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                           304,911
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       3,684
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 13,047
------------------------------------------------------------------------------------------------
Other                                                                                    168,027
================================================================================================
     Total expenses                                                                    3,285,008
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (27,565)
================================================================================================
     Net expenses                                                                      3,257,443
================================================================================================
Net investment income                                                                  7,035,970
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                               11,317,197
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (274,056)
================================================================================================
                                                                                      11,043,141
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of foreign tax on holdings of $(140,107))               (80,985,318)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      57,145
================================================================================================
                                                                                     (80,928,173)
================================================================================================
Net realized and unrealized gain (loss)                                              (69,885,032)
================================================================================================
Net increase (decrease) in net assets resulting from operations                     $(62,849,062)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                             APRIL 30,       OCTOBER 31,
                                                                               2008             2007
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  7,035,970     $  8,874,996
--------------------------------------------------------------------------------------------------------
  Net realized gain                                                          11,043,141       48,137,852
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      (80,928,173)      46,550,005
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        (62,849,062)     103,562,853
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                    (1,010,491)      (1,798,478)
--------------------------------------------------------------------------------------------------------
  Class B                                                                      (116,149)        (254,290)
--------------------------------------------------------------------------------------------------------
  Class C                                                                      (190,541)        (355,963)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       (35,689)         (47,445)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                               (445,058)        (650,769)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        (6,488,116)      (4,195,321)
========================================================================================================
     Total distributions from net investment income                          (8,286,044)      (7,302,266)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (7,094,175)      (3,441,389)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (2,367,981)        (918,917)
--------------------------------------------------------------------------------------------------------
  Class C                                                                    (3,884,583)      (1,286,326)
--------------------------------------------------------------------------------------------------------
  Class R                                                                      (320,787)        (107,574)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                             (3,124,071)      (1,245,248)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                       (30,160,311)      (5,950,013)
========================================================================================================
     Total distributions from net realized gains                            (46,951,908)     (12,949,467)
========================================================================================================
     Decrease in net assets resulting from distributions                    (55,237,952)     (20,251,733)
========================================================================================================
Share transactions-net:
  Class A                                                                     5,246,767      (36,808,747)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (2,269,689)      (3,979,276)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     1,485,769          483,898
--------------------------------------------------------------------------------------------------------
  Class R                                                                        48,717          136,060
--------------------------------------------------------------------------------------------------------
  Investor Class                                                             (1,511,916)      (6,878,996)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                        49,952,886      161,884,459
========================================================================================================
     Net increase in net assets resulting from share transactions            52,952,534      114,837,398
========================================================================================================
     Net increase (decrease) in net assets                                  (65,134,480)     198,148,518
========================================================================================================


NET ASSETS:

  Beginning of period                                                       634,007,628      435,859,110
========================================================================================================
  End of period (including undistributed net investment income of
     $6,958,564 and $8,208,638, respectively)                              $568,873,148     $634,007,628
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Core Equity Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is total return.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM INTERNATIONAL CORE EQUITY FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


11        AIM INTERNATIONAL CORE EQUITY FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.75%
-------------------------------------------------------------------
Next $500 million                                            0.65%
-------------------------------------------------------------------
Next $1 billion                                              0.55%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $4 billion                                              0.40%
-------------------------------------------------------------------
Next $6 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $10,844.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $7,383.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted

12        AIM INTERNATIONAL CORE EQUITY FUND
from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $19,724 in front-end sales commissions from the sale of Class A shares and $19, $11,799, $588 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,338.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $2,176 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of October 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $118,987,148 and $109,223,931, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 95,005,173
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (25,089,925)
================================================================================================
Net unrealized appreciation of investment securities                                $ 69,915,248
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $525,378,864.




13        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 8--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   APRIL 30, 2008(a)               OCTOBER 31, 2007
                                                              --------------------------     ---------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       611,273     $  8,421,294      1,666,371     $ 25,586,988
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       134,025        1,888,252        417,879        6,375,636
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       256,023        3,605,002        609,993        9,091,270
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        57,728          786,607         90,603        1,370,606
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                133,691        1,912,804        503,651        7,714,028
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,632,504       23,427,883     10,754,022      164,159,007
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       540,527        7,691,696        347,103        5,005,221
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       165,714        2,346,515         76,591        1,099,843
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       266,194        3,676,142        104,895        1,471,676
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        25,087          356,476         10,757          155,018
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                243,237        3,507,479        127,008        1,854,317
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         2,570,016       36,648,427        701,614       10,145,334
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       198,960        2,714,467        240,372        3,684,068
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (200,390)      (2,714,467)      (242,298)      (3,684,068)
========================================================================================================================
Reacquired:(b)
  Class A                                                      (991,436)     (13,580,690)    (4,707,002)     (71,085,024)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (275,743)      (3,789,989)      (512,615)      (7,770,687)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (441,695)      (5,795,375)      (683,859)     (10,079,048)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (80,374)      (1,094,366)       (92,184)      (1,389,564)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (483,859)      (6,932,199)    (1,070,467)     (16,447,341)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (757,049)     (10,123,424)      (785,070)     (12,419,882)
========================================================================================================================
                                                              3,604,433     $ 52,952,534      7,557,364     $114,837,398
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 6% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Inveso Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

() In addition, 63% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $2,511 and $10,733 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006         2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.77         $ 14.44     $  11.90     $ 10.52     $  8.74     $ 7.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                              0.15            0.22         0.25        0.14        0.09       0.07
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.76)           2.75         2.77        1.32        1.72       1.39
============================================================================================================================
     Total from investment operations                  (1.61)           2.97         3.02        1.46        1.81       1.46
============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.18)          (0.22)       (0.10)      (0.08)      (0.03)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.23)          (0.42)       (0.38)         --          --         --
============================================================================================================================
     Total distributions                               (1.41)          (0.64)       (0.48)      (0.08)      (0.03)     (0.03)
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00         0.00        0.00        0.00       0.00
============================================================================================================================
Net asset value, end of period                       $ 13.75         $ 16.77     $  14.44     $ 11.90     $ 10.52     $ 8.74
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (9.90)%         21.26%       26.12%      13.89%      20.78%     19.96%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $84,446         $96,961     $118,943     $90,022     $60,603     $2,033
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.43%(c)        1.41%        1.52%       1.56%       1.84%      1.87%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.44%(c)        1.41%        1.52%       1.56%       1.86%      1.87%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                2.22%(c)        1.46%        1.88%       1.20%       0.94%      0.91%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                19%             27%          21%         21%         69%        51%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $84,714,883.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 16.58         $ 14.30     $ 11.79     $ 10.43     $  8.72     $ 7.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.10            0.11        0.14        0.06        0.02       0.00
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (1.75)           2.71        2.76        1.31        1.71       1.43
============================================================================================================================
     Total from investment operations                   (1.65)           2.82        2.90        1.37        1.73       1.43
============================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.06)          (0.12)      (0.01)      (0.01)      (0.02)     (0.02)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (1.23)          (0.42)      (0.38)         --          --         --
============================================================================================================================
     Total distributions                                (1.29)          (0.54)      (0.39)      (0.01)      (0.02)     (0.02)
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00        0.00        0.00        0.00       0.00
============================================================================================================================
Net asset value, end of period                        $ 13.64         $ 16.58     $ 14.30     $ 11.79     $ 10.43     $ 8.72
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (10.23)%         20.25%      25.28%      13.11%      19.92%     19.50%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $24,404         $32,592     $31,818     $28,785     $23,812     $  573
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.18%(c)        2.16%       2.27%       2.25%       2.53%      2.75%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.19%(c)        2.16%       2.27%       2.25%       2.57%      4.13%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.47%(c)        0.71%       1.13%       0.51%       0.25%      0.03%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 19%             27%         21%         21%         69%        51%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $27,109,354.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM INTERNATIONAL CORE EQUITY FUND

                                                                                   CLASS C
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30,        ------------------------------------------------------
                                                       2008             2007        2006        2005        2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 16.21         $ 13.98     $ 11.54     $ 10.22     $  8.53     $ 7.16
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.10            0.11        0.14        0.06        0.04       0.00
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                           (1.71)           2.66        2.69        1.28        1.67       1.37
============================================================================================================================
     Total from investment operations                   (1.61)           2.77        2.83        1.34        1.71       1.37
============================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.06)          (0.12)      (0.01)      (0.02)      (0.02)        --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                 (1.23)          (0.42)      (0.38)         --          --         --
============================================================================================================================
     Total distributions                                (1.29)          (0.54)      (0.39)      (0.02)      (0.02)        --
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                               0.00            0.00        0.00        0.00        0.00       0.00
============================================================================================================================
Net asset value, end of period                        $ 13.31         $ 16.21     $ 13.98     $ 11.54     $ 10.22     $ 8.53
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (10.21)%         20.36%      25.22%      13.11%      20.13%     19.13%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $42,309         $50,234     $42,906     $38,108     $36,490     $2,608
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                      2.18%(c)        2.16%       2.27%       2.25%       2.41%      2.75%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                      2.19%(c)        2.16%       2.27%       2.25%       2.46%      4.14%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.47%(c)        0.71%       1.13%       0.51%       0.37%      0.03%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                 19%             27%         21%         21%         69%        51%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $44,044,039.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                CLASS R
                                               -------------------------------------------------------------------------
                                                                                                      NOVEMBER 24, 2003
                                               SIX MONTHS ENDED        YEAR ENDED OCTOBER 31,        (COMMENCEMENT DATE)
                                                   APRIL 30,        ----------------------------        TO OCTOBER 31,
                                                     2008            2007       2006       2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 16.72         $14.40     $11.87     $10.51            $ 8.90
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                             0.14           0.18       0.21       0.12              0.08
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                         (1.77)          2.74       2.77       1.31              1.56
========================================================================================================================
     Total from investment operations                 (1.63)          2.92       2.98       1.43              1.64
========================================================================================================================
Less distributions:
  Dividends from net investment income                (0.14)         (0.18)     (0.07)     (0.07)            (0.03)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               (1.23)         (0.42)     (0.38)        --                --
========================================================================================================================
     Total distributions                              (1.37)         (0.60)     (0.45)     (0.07)            (0.03)
========================================================================================================================
Redemption fees added to shares of
  beneficial interest                                  0.00           0.00       0.00       0.00              0.00
========================================================================================================================
Net asset value, end of period                      $ 13.72         $16.72     $14.40     $11.87            $10.51
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                      (10.04)%        20.97%     25.86%     13.64%            18.49%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 3,551         $4,286     $3,560     $2,622            $2,118
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                    1.68%(c)       1.66%      1.77%      1.75%             1.91%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                    1.69%(c)       1.66%      1.77%      1.75%             1.93%(d)
========================================================================================================================
Ratio of net investment income to average
  net assets                                           1.97%(c)       1.21%      1.63%      1.01%             0.87%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                               19%            27%        21%        21%               69%
________________________________________________________________________________________________________________________
========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $3,795,801.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16        AIM INTERNATIONAL CORE EQUITY FUND

                                                                               INVESTOR CLASS
                                                ----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        -------------------------------------------------------
                                                      2008             2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 16.98         $ 14.61     $ 12.04     $ 10.64     $  8.83     $  7.35
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                              0.16            0.23        0.25        0.15        0.09        0.06
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (1.79)           2.78        2.80        1.33        1.75        1.44
============================================================================================================================
     Total from investment operations                  (1.63)           3.01        3.05        1.48        1.84        1.50
============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.18)          (0.22)      (0.10)      (0.08)      (0.03)      (0.02)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.23)          (0.42)      (0.38)         --          --          --
============================================================================================================================
     Total distributions                               (1.41)          (0.64)      (0.48)      (0.08)      (0.03)      (0.02)
============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00            0.00        0.00        0.00        0.00        0.00
============================================================================================================================
Net asset value, end of period                       $ 13.94         $ 16.98     $ 14.61     $ 12.04     $ 10.64     $  8.83
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                        (9.89)%         21.29%      26.11%      13.92%      20.84%      20.42%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)             $34,982         $44,428     $44,674     $46,988     $44,345     $46,920
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.43%(c)        1.41%       1.52%       1.50%       1.84%       2.00%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.44%(c)        1.41%       1.52%       1.50%       1.89%       2.26%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                2.22%(c)        1.46%       1.88%       1.26%       0.94%       0.78%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                19%             27%         21%         21%         69%         51%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $36,795,468.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                            ------------------------------------------------------------------------------
                                                                                                          APRIL 30, 2004
                                            SIX MONTHS ENDED           YEAR ENDED OCTOBER 31,          (COMMENCEMENT DATE)
                                                APRIL 30,        ---------------------------------        TO OCTOBER 31,
                                                  2008             2007         2006         2005              2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  16.89         $  14.54     $  11.97     $ 10.56           $  9.78
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                          0.19             0.31         0.33        0.21              0.09
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                      (1.78)            2.75         2.78        1.32              0.69
==========================================================================================================================
     Total from investment operations              (1.59)            3.06         3.11        1.53              0.78
==========================================================================================================================
Less distributions:
  Dividends from net investment income             (0.26)           (0.29)       (0.16)      (0.12)               --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            (1.23)           (0.42)       (0.38)         --                --
==========================================================================================================================
     Total distributions                           (1.49)           (0.71)       (0.54)      (0.12)               --
==========================================================================================================================
Redemption fees added to shares of
  beneficial interest                               0.00             0.00         0.00        0.00              0.00
==========================================================================================================================
Net asset value, end of period                  $  13.81         $  16.89     $  14.54     $ 11.97           $ 10.56
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                    (9.65)%          21.89%       26.86%      14.53%             7.97%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $379,181         $405,507     $193,959     $73,018           $16,421
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                 0.87%(c)(d)      0.88%        0.95%       0.98%             1.07%(e)
==========================================================================================================================
Ratio of net investment income to average
  net assets                                        2.78%(c)         1.99%        2.45%       1.78%             1.71%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                            19%              27%          21%         21%               69%
__________________________________________________________________________________________________________________________
==========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $370,136,932.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.88% (annualized) for the six months ended April 31, 2008.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17        AIM INTERNATIONAL CORE EQUITY FUND

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18        AIM INTERNATIONAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $901.00        $ 6.76      $1,017.75       $ 7.17       1.43%
---------------------------------------------------------------------------------------------------
        B            1,000.00        897.70         10.29       1,014.02        10.92       2.18
---------------------------------------------------------------------------------------------------
        C            1,000.00        897.90         10.29       1,014.02        10.92       2.18
---------------------------------------------------------------------------------------------------
        R            1,000.00        899.60          7.93       1,016.51         8.42       1.68
---------------------------------------------------------------------------------------------------
    Investor         1,000.00        901.10          6.76       1,017.75         7.17       1.43
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL CORE EQUITY FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December      credentials and experience of the           Aim pursuant to the Fund's advisory
12-13, 2007, the Board of Trustees of AIM   officers and employees of the Affiliated    agreement, as well as the allocation of
International Mutual Funds (the "Board"),   Sub-Advisors who will provide these         fees between Invesco Aim and the Affiliated
including a majority of the independent     services. The Board concluded that the      Sub-Advisors pursuant to the sub-advisory
trustees, voting separately, approved the   nature, extent and quality of the           agreement. The Board noted that the
sub-advisory agreement for AIM              services to be provided by the Affiliated   sub-advisory fees have no direct effect on
International Core Equity Fund (the         Sub-Advisors were appropriate. The Board    the Fund or its shareholders, as they are
"Fund"), effective on or about May 1,       noted that the Affiliated Sub-Advisors,     paid by Invesco Aim to the Affiliated
2008. In so doing, the Board determined     which have offices and personnel that are   Sub-Advisors, and that Invesco Aim and the
that the sub-advisory agreement is in the   geographically dispersed in financial       Affiliated Sub-Advisors are affiliates.
best interests of the Fund and its          centers around the world, have been         After taking account of the Fund's
shareholders and that the compensation to   formed in part for the purpose of           contractual sub-advisory fee rate, as well
AIM Funds Management Inc. (AIM Funds        researching and compiling information and   as other relevant factors, the Board
Management Inc. anticipates changing its    making recommendations on the markets and   concluded that the Fund's sub-advisory fees
name to Invesco Trimark Investment          economies of various countries and          were fair and reasonable.
Management Inc. on or prior to December     securities of companies located in such
31, 2008), Invesco Asset Management         countries or on various types of               D. Financial Resources of the Affiliated
Deutschland, GmbH, Invesco Asset            investments and investment techniques,            Sub-Advisors
Management Limited, Invesco Asset           and providing investment advisory
Management (Japan) Limited, Invesco         services. The Board concluded that the      The Board considered whether each
Australia Limited, Invesco Global Asset     sub-advisory agreement will benefit the     Affiliated Sub-Advisor is financially sound
Management (N.A.), Inc., Invesco Hong       Fund and its shareholders by permitting     and has the resources necessary to perform
Kong Limited, Invesco Institutional         Invesco Aim to utilize the additional       its obligations under the sub-advisory
(N.A.), Inc., and Invesco Senior Secured    resources and talent of the Affiliated      agreement, and concluded that each
Management, Inc. (collectively, the         Sub-Advisors in managing the Fund.          Affiliated Sub-Advisor has the financial
"Affiliated Sub-Advisors") under the                                                    resources necessary to fulfill these
sub-advisory agreement is fair and             B. Fund Performance                      obligations.
reasonable.
                                            The Board did view Fund performance as a
   The independent trustees met             relevant factor in considering whether to
separately during their evaluation of the   approve the sub-advisory agreement for
sub-advisory agreement with independent     the Fund, as one of the Affiliated
legal counsel from whom they received       Sub-Advisors currently serves as the
independent legal advice, and the           sub-advisor to the Fund. The Board
independent trustees also received          compared the Fund's performance during
assistance during their deliberations       the past one, three and five calendar
from the independent Senior Officer, a      years to the performance of funds in the
full-time officer of the AIM Funds who      Fund's Lipper peer group that are not
reports directly to the independent         managed by Invesco Aim, and against the
trustees. The sub-advisory agreement was    performance of all funds in the Lipper
considered separately for the Fund,         International Large-Cap Core Funds Index.
although the Board also considered the      The Board also reviewed the methodology
common interests of all of the AIM Funds    used by Lipper to identify the Fund's
in their deliberations. The Board           peers. The Board noted that the Fund's
comprehensively considered all of the       performance was comparable to the median
information provided to them and did not    performance of its peers for the one,
identify any particular factor that was     three and five year periods. The Board
controlling. Furthermore, each trustee      noted that the Fund's performance was
may have evaluated the information          comparable to the performance of the
provided differently from one another and   Index for the one, three and five year
attributed different weight to the          periods. The Board also considered the
various factors.                            steps Invesco Aim has taken over the last
                                            several years to improve the quality and
   Set forth below is a discussion of the   efficiency of the services that Invesco
material factors and related conclusions    Aim provides to the AIM Funds. The Board
that formed the basis for the Board's       concluded that Invesco Aim continues to
approval of the sub-advisory agreement      be responsive to the Board's focus on
for the Fund.                               fund performance.

   A. Nature, Extent and Quality of            C. Sub-Advisory Fees
      Services to be Provided by the
      Affiliated Sub-Advisors               The Board considered the services to be
                                            provided by the Affiliated Sub-Advisors
The Board reviewed the services to be       pursuant to the sub-advisory agreement
provided by the Affiliated Sub-Advisors     and the services to be provided by
under the sub-advisory agreement and the    Invesco




20      AIM INTERNATIONAL CORE EQUITY FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM International Core Equity Fund, an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(2)(a) Approve modification of fundamental restriction on issuer diversification.

(2)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(2)(c) Approve modification of fundamental restriction on underwriting securities.

(2)(d) Approve modification of fundamental restriction on industry concentration.

(2)(e) Approve modification of fundamental restriction on real estate investments.

(2)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(2)(g)  Approve modification of fundamental restriction on making loans.

(2)(h) Approve modification of fundamental restriction on investment in investment companies.

(3)    Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:

                                                                               VOTES           WITHHELD/           BROKER
         MATTERS                                            VOTES FOR         AGAINST         ABSTENTIONS        NON-VOTES
--------------------------------------------------------------------------------------------------------------------------
(1)      Approve a new sub-advisory agreement between
         Invesco Aim Advisors, Inc. and each of AIM
         Funds Management, Inc.; Invesco Asset
         Management Deutschland, GmbH; Invesco Asset
         Management Limited; Invesco Asset Management
         (Japan) Limited; Invesco Australia Limited;
         Invesco Global Asset Management (N.A.), Inc.;
         Invesco Hong Kong Limited; Invesco
         Institutional (N.A.), Inc.; and Invesco Senior
         Secured Management, Inc. ......................   26,907,529          852,524           973,142         2,550,709
(2)(a)   Approve modification of fundamental restriction
         on issuer diversification......................   26,671,701        1,109,636           951,857         2,550,710
(2)(b)   Approve modification of fundamental
         restrictions on issuing senior securities and
         borrowing money................................   26,708,661        1,095,919           928,615         2,550,709
(2)(c)   Approve modification of fundamental restriction
         on underwriting securities.....................   26,755,051        1,024,048           954,095         2,550,710
(2)(d)   Approve modification of fundamental restriction
         on industry concentration......................   26,632,325        1,126,084           974,785         2,550,710
(2)(e)   Approve modification of fundamental restriction
         on real estate investments.....................   26,648,636        1,130,996           953,562         2,550,710
(2)(f)   Approve modification of fundamental restriction
         on purchasing or selling commodities...........   26,594,745        1,150,028           988,420         2,550,711
(2)(g)   Approve modification of fundamental restriction
         on making loans................................   26,647,082        1,141,403           944,709         2,550,710
(2)(h)   Approve modification of fundamental restriction
         on investment in investment companies..........   26,752,097        1,028,661           952,435         2,550,711
(3)      Approve making the investment objective of the
         fund non-fundamental...........................   26,069,722        1,626,899         1,036,572         2,550,711




21        AIM INTERNATIONAL CORE EQUITY FUND

The Meeting was adjourned until March 28, 2008, with respect to the following proposals:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

The results of the voting on the above matters were as follows:

                                                                                                 WITHHELD/
         MATTERS                                                             VOTES FOR         ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*     Bob R. Baker....................................................   153,739,622          4,187,723
         Frank S. Bayley.................................................   153,815,961          4,111,384
         James T. Bunch..................................................   153,737,863          4,189,482
         Bruce L. Crockett...............................................   153,730,208          4,197,137
         Albert R. Dowden................................................   153,803,689          4,123,656
         Jack M. Fields..................................................   153,891,531          4,035,814
         Martin L. Flanagan..............................................   153,846,896          4,080,449
         Carl Frischling.................................................   153,742,593          4,184,752
         Prema Mathai-Davis..............................................   153,843,650          4,083,695
         Lewis F. Pennock................................................   153,720,813          4,206,532
         Larry Soll, Ph.D................................................   153,717,919          4,209,426
         Raymond Stickel, Jr.............................................   153,899,328          4,028,017
         Philip A. Taylor................................................   153,828,055          4,099,290



                                                                                VOTES           WITHHELD/           BROKER
                                                           VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
----------------------------------------------------------------------------------------------------------------------------
(2)*     Approve an amendment to the Trust's Agreement
         and Declaration of Trust that would permit the
         Board of Trustees of the Trust to terminate
         the Trust, the Fund, and each other series
         portfolio of the Trust, or a share class
         without a shareholder vote....................   106,130,344        11,324,591         4,370,077         36,102,333


 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.

** Includes Broker Non-Votes.


22        AIM INTERNATIONAL CORE EQUITY FUND

Supplement to Semiannual Report dated 4/30/08

AIM INTERNATIONAL CORE EQUITY FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (4/30/04)                 14.65%   performance may be lower or higher. Please
specific to their holdings. Institutional       1 Year                           -2.18    visit invescoaim.com for the most recent
Class shares are offered exclusively to         6 Months*                        -9.65    month-end performance. Performance figures
institutional investors, including defined                                                reflect reinvested distributions and
contribution plans that meet certain         ==========================================   changes in net asset value. Performance
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 figures do not reflect deduction of taxes
                                             For periods ended 3/31/08, most recent       a shareholder would pay on Fund
                                             calendar quarter-end                         distributions or sale of Fund shares.
                                                                                          Investment return and principal value will
                                             Inception (4/30/04)                 13.08%   fluctuate so that you may have a gain or
                                                1 Year                           -5.00    loss when you sell shares.
                                                6 Months*                       -12.34

                                             *    Cumulative total return that has not
                                                  been annualized

                                             ==========================================
                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.87%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.
                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-ICE-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $903.50        $4.12       $1,020.54       $4.37        0.87%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM INTERNATIONAL CORE EQUITY FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                  invescoaim.com     I-ICE-SAR-1     Invesco Aim Distributors, Inc.

                              AIM INTERNATIONAL GROWTH FUND
                              Semiannual Report to Shareholders - April 30, 2008

[INVESCO AIM LOGO]
 - SERVICE MARK -

                                       [MOUNTAIN GRAPHIC]

AIM Investments                 2      Fund Performance
became INVESCO AIM              3      Letter to Shareholders
on March 31, 2008.              4      Schedule of Investments
                                7      Financial Statements
For more details,               10     Notes to Financial Statements
go to invescoaim.com            15     Financial Highlights
                                19     Fund Expenses
                                20     Approval of Sub-Advisory Agreement
                                21     Results of Proxy

                                For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                                Unless otherwise noted, all data provided by Invesco Aim.

                                THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE
                                FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING
                                SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                                BEFORE INVESTING.

                                NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE

=====================================================================================
PERFORMANCE SUMMARY                                                                     CLASS R SHARES' INCEPTION DATE IS JUNE 3,
                                                                                        2002. RETURNS SINCE THAT DATE ARE
FUND VS. INDEXES                                                                        HISTORICAL RETURNS. ALL OTHER RETURNS ARE
Cumulative total returns, 10/31/07 to 4/30/08, at net asset value (NAV). Performance    BLENDED RETURNS OF HISTORICAL CLASS R
shown does not include applicable contingent deferred sales charges (CDSC) or           SHARE PERFORMANCE AND RESTATED CLASS A
front-end sales charges, which would have reduced performance.                          SHARE PERFORMANCE (FOR PERIODS PRIOR TO
                                                                                        THE INCEPTION DATE OF CLASS R SHARES) AT
Class A Shares                                                              -12.11%     NET ASSET VALUE, ADJUSTED TO REFLECT THE
Class B Shares                                                              -12.46      HIGHER RULE 12B-1 FEES APPLICABLE TO
Class C Shares                                                              -12.44      CLASS R SHARES. CLASS A SHARES' INCEPTION
Class R Shares                                                              -12.23      DATE IS APRIL 7, 1992.
MSCI EAFE Index(triangle) (Broad Market Index)                               -9.21
MSCI EAFE Growth Index(triangle) (Style-Specific Index)                      -7.62         THE PERFORMANCE DATA QUOTED REPRESENT
Lipper International Multi-Cap Growth Funds Index(triangle)                             PAST PERFORMANCE AND CANNOT GUARANTEE
   (Peer Group Index)                                                       -10.61      COMPARABLE FUTURE RESULTS; CURRENT
                                                                                        PERFORMANCE MAY BE LOWER OR HIGHER.
(triangle)Lipper Inc                                                                    PLEASE VISIT INVESCOAIM.COM FOR THE MOST
                                                                                        RECENT MONTH-END PERFORMANCE. PERFORMANCE
The MSCI EAFE --REGISTERED TRADEMARK-- INDEX is a free float-adjusted market            FIGURES REFLECT REINVESTED DISTRIBUTIONS,
capitalization index that is designed to measure developed market equity performance,   CHANGES IN NET ASSET VALUE AND THE EFFECT
excluding the U.S. and Canada.                                                          OF THE MAXIMUM SALES CHARGE UNLESS
                                                                                        OTHERWISE STATED. PERFORMANCE FIGURES DO
   The MSCI EAFE --REGISTERED TRADEMARK-- GROWTH INDEX is an unmanaged index            NOT REFLECT DEDUCTION OF TAXES A
considered representative of growth stocks of Europe, Australasia and the Far East.     SHAREHOLDER WOULD PAY ON FUND
                                                                                        DISTRIBUTIONS OR SALE OF FUND SHARES.
   The LIPPER INTERNATIONAL MULTI-CAP GROWTH FUNDS INDEX is an equally weighted         INVESTMENT RETURN AND PRINCIPAL VALUE
representation of the largest funds in the Lipper International Multi-Cap Growth        WILL FLUCTUATE SO THAT YOU MAY HAVE A
Funds category. These funds typically have an above-average price-to-cash flow ratio,   GAIN OR LOSS WHEN YOU SELL SHARES.
price-to-book ratio, and three-year sales-per-share growth value, compared to the
S&P/Citigroup World ex-U.S. BMI.                                                           THE TOTAL ANNUAL FUND OPERATING
                                                                                        EXPENSE RATIO SET FORTH IN THE MOST
   The Fund is not managed to track the performance of any particular index,            RECENT FUND PROSPECTUS AS OF THE DATE OF
including the indexes defined here, and consequently, the performance of the Fund may   THIS REPORT FOR CLASS A, CLASS B, CLASS C
deviate significantly from the performance of the indexes.                              AND CLASS R SHARES WAS 1.45%, 2.20%,
                                                                                        2.20% AND 1.70%, RESPECTIVELY. THE
   A direct investment cannot be made in an index. Unless otherwise indicated, index    EXPENSE RATIOS PRESENTED ABOVE MAY VARY
results include reinvested dividends, and they do not reflect sales charges.            FROM THE EXPENSE RATIOS PRESENTED IN
Performance of an index of funds reflects fund expenses; performance of a market        OTHER SECTIONS OF THIS REPORT THAT ARE
index does not.                                                                         BASED ON EXPENSES INCURRED DURING THE
=====================================================================================   PERIOD COVERED BY THIS REPORT.

=========================================   =========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                MAXIMUM 5.50% SALES CHARGE, AND CLASS B
As of 4/30/08, including maximum            As of 3/31/08, the most recent calendar     AND CLASS C SHARE PERFORMANCE REFLECTS
applicable sales charges                    quarter-end, including maximum applicable   THE APPLICABLE CONTINGENT DEFERRED SALES
                                            sales charges                               CHARGE (CDSC) FOR THE PERIOD INVOLVED.
                                                                                        THE CDSC ON CLASS B SHARES DECLINES FROM
CLASS A SHARES                              CLASS A SHARES                              5% BEGINNING AT THE TIME OF PURCHASE TO
Inception (4/7/92)                   9.76%  Inception (4/7/92)                   9.58%  0% AT THE BEGINNING OF THE SEVENTH YEAR.
10 Years                             6.12   10 Years                             5.92   THE CDSC ON CLASS C SHARES IS 1% FOR THE
 5 Years                            19.58    5 Years                            20.19   FIRST YEAR AFTER PURCHASE. CLASS R SHARES
 1 Year                             -6.04    1 Year                             -4.49   DO NOT HAVE A FRONT-END SALES CHARGE;
                                                                                        RETURNS SHOWN ARE AT NET ASSET VALUE AND
CLASS B SHARES                              CLASS B SHARES                              DO NOT REFLECT A 0.75% CDSC THAT MAY BE
Inception (9/15/94)                  8.10%  Inception (9/15/94)                  7.88%  IMPOSED ON A TOTAL REDEMPTION OF
10 Years                             6.10   10 Years                             5.90   RETIREMENT PLAN ASSETS WITHIN THE FIRST
 5 Years                            19.87    5 Years                            20.49   YEAR.
 1 Year                             -5.97    1 Year                             -4.43
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                              CLASS C SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (8/4/97)                   6.26%  Inception (8/4/97)                   5.99%  DIFFERENT SALES CHARGE STRUCTURES AND
10 Years                             5.95   10 Years                             5.75   CLASS EXPENSES.
 5 Years                            20.07    5 Years                            20.68
 1 Year                             -2.23    1 Year                             -0.62      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                        ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
CLASS R SHARES                              CLASS R SHARES                              OF THE FUND WITHIN 30 DAYS OF PURCHASE.
10 Years                             6.45   10 Years                             6.25%  EXCEPTIONS TO THE REDEMPTION FEE ARE
 5 Years                            20.65    5 Years                            21.24   LISTED IN THE FUND'S PROSPECTUS.
 1 Year                             -0.86    1 Year                              0.80
=========================================   =========================================


2      AIM INTERNATIONAL GROWTH FUND

                       Dear Fellow AIM Fund Shareholders:

                       The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by
     [CROCKETT         e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages
       PHOTO]          for the most part raised consistent issues that I respond to here.

                          I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless,
   Bruce Crockett      several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns.
Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission (SEC) and Financial Industry
Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar --TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service.
Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema
Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT


Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

June 16, 2008


3      AIM INTERNATIONAL GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2008



-------------------------------------------------------------------------
Consumer Discretionary                                               16.9%
-------------------------------------------------------------------------
Financials                                                           12.5
-------------------------------------------------------------------------
Industrials                                                          11.4
-------------------------------------------------------------------------
Consumer Staples                                                     10.5
-------------------------------------------------------------------------
Health Care                                                           8.5
-------------------------------------------------------------------------
Energy                                                                7.2
-------------------------------------------------------------------------
Materials                                                             6.6
-------------------------------------------------------------------------
Information Technology                                                6.4
-------------------------------------------------------------------------
Telecommunication Services                                            5.3
-------------------------------------------------------------------------
Utilities                                                             1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                13.6
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

April 30, 2008
(Unaudited)





                                                        SHARES           VALUE
----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-81.45%

AUSTRALIA-1.69%

BHP Billiton Ltd.(b)                                   1,611,179    $   64,883,769
==================================================================================


BELGIUM-2.56%

InBev N.V.(c)                                            821,230        67,697,491
----------------------------------------------------------------------------------
KBC Groep N.V.(b)                                        228,027        30,750,122
==================================================================================
                                                                        98,447,613
==================================================================================


CANADA-3.84%

Canadian National Railway Co.                            545,600        28,540,285
----------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          429,900        36,528,107
----------------------------------------------------------------------------------
Manulife Financial Corp.                                 795,104        31,083,330
----------------------------------------------------------------------------------
Suncor Energy, Inc.                                      456,900        51,516,516
==================================================================================
                                                                       147,668,238
==================================================================================


CHINA-1.51%

China Mobile Ltd.(b)                                   3,369,850        58,147,939
==================================================================================


DENMARK-1.28%

Novo Nordisk A.S.-Class B                                713,612        49,120,406
==================================================================================


FINLAND-0.62%

Nokia Oyj(b)                                             792,269        23,845,583
==================================================================================


FRANCE-5.29%

Axa(b)                                                 1,204,171        44,629,125
----------------------------------------------------------------------------------
BNP Paribas(b)                                           594,941        64,087,630
----------------------------------------------------------------------------------
Cap Gemini S.A.(b)(c)                                    539,284        32,704,745
----------------------------------------------------------------------------------
Total S.A.(b)                                            738,199        62,014,079
==================================================================================
                                                                       203,435,579
==================================================================================


GERMANY-9.45%

Bayer A.G.(b)(c)                                         970,132        82,693,014
----------------------------------------------------------------------------------
Commerzbank A.G.(b)(c)                                   933,565        33,738,621
----------------------------------------------------------------------------------
Continental AG(b)(c)                                     225,430        26,451,531
----------------------------------------------------------------------------------
Daimler A.G.(b)                                          593,133        46,009,194
----------------------------------------------------------------------------------
Deutsche Boerse AG(b)(c)                                 158,244        23,141,326
----------------------------------------------------------------------------------
Merck KGaA(b)(c)                                         421,204        59,885,372
----------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport(b)(c)                       128,530        45,551,828
----------------------------------------------------------------------------------
Siemens A.G                                              389,407        45,943,811
==================================================================================
                                                                       363,414,697
==================================================================================


GREECE-0.78%

OPAP S.A.                                                766,840        29,930,820
==================================================================================


HONG KONG-3.63%

Esprit Holdings Ltd.                                   4,877,900        60,026,255
----------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                 4,829,000        47,248,367
----------------------------------------------------------------------------------
Li & Fung Ltd.(b)                                      7,840,000        32,248,318
==================================================================================
                                                                       139,522,940
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------
INDIA-2.54%

Bharat Heavy Electricals Ltd.(b)                         606,648    $   28,561,484
----------------------------------------------------------------------------------
Infosys Technologies Ltd.                              1,603,418        69,320,645
==================================================================================
                                                                        97,882,129
==================================================================================


INDONESIA-1.19%

PT Astra International Tbk(b)                          7,557,500        16,332,002
----------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B(b)               30,697,500        29,587,330
==================================================================================
                                                                        45,919,332
==================================================================================


IRELAND-1.45%

Anglo Irish Bank Corp. PLC(b)                          1,677,922        23,368,274
----------------------------------------------------------------------------------
CRH PLC(b)                                               854,233        32,577,768
==================================================================================
                                                                        55,946,042
==================================================================================


ISRAEL-1.84%

Teva Pharmaceutical Industries Ltd.-ADR                1,512,906        70,773,743
==================================================================================


ITALY-2.58%

Eni S.p.A.(b)                                          1,488,436        57,308,973
----------------------------------------------------------------------------------
Finmeccanica S.p.A.(b)(c)                              1,206,270        41,913,627
==================================================================================
                                                                        99,222,600
==================================================================================


JAPAN-7.71%

Denso Corp.(b)                                         1,112,100        38,943,516
----------------------------------------------------------------------------------
Fanuc Ltd.(b)                                            566,600        60,006,691
----------------------------------------------------------------------------------
Keyence Corp.(b)                                         175,100        44,821,391
----------------------------------------------------------------------------------
Komatsu Ltd.(b)                                        1,652,600        50,511,850
----------------------------------------------------------------------------------
ORIX Corp.(b)                                             84,750        15,399,572
----------------------------------------------------------------------------------
Suzuki Motor Corp.(b)                                  1,601,500        40,811,344
----------------------------------------------------------------------------------
Toyota Motor Corp.(b)                                    908,200        46,190,803
==================================================================================
                                                                       296,685,167
==================================================================================


MEXICO-2.88%

America Movil S.A.B de C.V.-Series L-ADR               1,035,533        60,019,493
----------------------------------------------------------------------------------
Desarrolladora Homex S.A. de C.V.-ADR(d)                 384,842        22,928,886
----------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                                  655,293        16,172,631
----------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.(c)(d)          3,635,200        11,661,334
==================================================================================
                                                                       110,782,344
==================================================================================


NETHERLANDS-2.48%

Heineken Holding N.V.(b)                                 698,610        35,776,731
----------------------------------------------------------------------------------
TNT N.V.(b)                                            1,540,571        59,798,687
==================================================================================
                                                                        95,575,418
==================================================================================


NORWAY-0.85%

Petroleum Geo-Services A.S.A.(b)                       1,202,400        32,544,757
==================================================================================


SINGAPORE-2.70%

Keppel Corp. Ltd.(b)                                   6,322,000        47,937,313
----------------------------------------------------------------------------------
United Overseas Bank Ltd.(b)                           3,729,000        55,928,711
==================================================================================
                                                                       103,866,024
==================================================================================


SOUTH AFRICA-0.62%

Standard Bank Group Ltd.(b)                            2,014,609        23,863,232
==================================================================================


SOUTH KOREA-1.00%

Hana Financial Group Inc.                                850,090        38,455,443
==================================================================================


SPAIN-1.97%

Banco Santander S.A.                                     956,535        20,683,522
----------------------------------------------------------------------------------
Telefonica S.A.                                        1,904,127        55,205,412
==================================================================================
                                                                        75,888,934
==================================================================================


SWITZERLAND-8.62%

Compagnie Financiere Richemont S.A.-Class A(b)(e)        650,392        39,490,638
----------------------------------------------------------------------------------
Credit Suisse Group(b)(c)                                449,820        24,092,484
----------------------------------------------------------------------------------
Nestle S.A.                                              161,008        77,217,964
----------------------------------------------------------------------------------
Roche Holding A.G.(b)                                    515,527        85,832,819
----------------------------------------------------------------------------------
Sonova Holding AG(b)                                     378,243        31,785,720
----------------------------------------------------------------------------------
Syngenta AG(b)                                           247,582        73,313,930
==================================================================================
                                                                       331,733,555
==================================================================================


TAIWAN-1.96%

Hon Hai Precision Industry Co., Ltd.(b)                9,866,088        56,853,594
----------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.(b)         8,556,139        18,634,294
==================================================================================
                                                                        75,487,888
==================================================================================


TURKEY-0.58%

Akbank T.A.S                                           4,287,337        22,363,159
==================================================================================


UNITED KINGDOM-9.83%

Aviva PLC(b)                                           2,286,416        28,388,098
----------------------------------------------------------------------------------
Capita Group PLC(b)                                    2,303,993        30,172,164
----------------------------------------------------------------------------------
Enterprise Inns PLC(b)                                   917,262         6,911,862
----------------------------------------------------------------------------------
Imperial Tobacco Group PLC                             1,112,927        53,525,732
----------------------------------------------------------------------------------
Informa PLC(b)                                         3,652,069        24,908,688
----------------------------------------------------------------------------------
International Power PLC(b)                             4,885,633        42,394,158
----------------------------------------------------------------------------------
Reckitt Benckiser Group PLC(b)                           908,537        52,933,471
----------------------------------------------------------------------------------
Shire PLC(b)                                           1,698,552        31,232,336
----------------------------------------------------------------------------------
Tesco PLC(b)                                           5,523,557        46,683,593
----------------------------------------------------------------------------------
WPP Group PLC(b)                                       4,995,404        60,922,888
==================================================================================
                                                                       378,072,990
==================================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost 2,205,359,215)                                3,133,480,341
==================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL GROWTH FUND

                                                        SHARES           VALUE
----------------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS-4.98%

BRAZIL-1.71%

Companhia de Bebidas das Americas-Pfd.-ADR               410,483    $   30,088,404
----------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR                        351,783        35,565,261
==================================================================================
                                                                        65,653,665
==================================================================================


GERMANY-3.27%

Porsche Automobil Holding S.E.-Pfd.(b)                   472,100        86,333,130
----------------------------------------------------------------------------------
Henkel KGaA A.G. & Co.-Pfd.(b)                           932,558        39,649,341
==================================================================================
                                                                       125,982,471
==================================================================================
     Total Foreign Preferred Stocks (Cost
       $104,166,825)                                                   191,636,136
==================================================================================



MONEY MARKET FUNDS-10.99%

Liquid Assets Portfolio-Institutional Class(f)       211,406,606       211,406,606
----------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             211,406,606       211,406,606
==================================================================================
     Total Money Market Funds (Cost $422,813,212)                      422,813,212
==================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-97.42% (Cost $2,732,339,252)                                 3,747,929,689
==================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-4.63%

Liquid Assets Portfolio-Institutional Class (Cost
  $177,844,703)(f)(g)                                177,844,703       177,844,703
==================================================================================
TOTAL INVESTMENTS-102.05% (Cost $2,910,183,955)                      3,925,774,392
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.05)%                                  (78,707,176)
==================================================================================
NET ASSETS-100.00%                                                  $3,847,067,216
__________________________________________________________________________________
==================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2008 was $2,293,499,460, which represented 59.62% of the Fund's Net Assets. See
      Note 1A.
(c)   All or a portion of this security was out on loan at April 30, 2008.
(d)   Non-income producing security.
(e) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $2,309,526,040)*                       $3,325,116,477
-------------------------------------------------------
Investments in affiliated money market
  funds (Cost $600,657,915)                 600,657,915
=======================================================
     Total investments (Cost
       $2,910,183,955)                    3,925,774,392
=======================================================
Cash                                             31,593
-------------------------------------------------------
Foreign currencies, at value (Cost
  $50,099,053)                               49,872,861
-------------------------------------------------------
Receivables for:
  Investments sold                           36,630,545
-------------------------------------------------------
  Fund shares sold                           12,560,658
-------------------------------------------------------
  Dividends                                  18,118,424
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             106,398
-------------------------------------------------------
Other assets                                    105,703
=======================================================
     Total assets                         4,043,200,574
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       3,957,516
-------------------------------------------------------
  Fund shares reacquired                     10,228,821
-------------------------------------------------------
  Collateral upon return of securities
     loaned                                 177,844,703
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              317,198
-------------------------------------------------------
Accrued distribution fees                       898,423
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                    7,518
-------------------------------------------------------
Accrued transfer agent fees                   1,614,068
-------------------------------------------------------
Accrued operating expenses                    1,265,111
=======================================================
     Total liabilities                      196,133,358
=======================================================
Net assets applicable to shares
  outstanding                            $3,847,067,216
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $2,724,135,990
-------------------------------------------------------
Undistributed net investment income          16,482,075
-------------------------------------------------------
Undistributed net realized gain              90,899,416
-------------------------------------------------------
Unrealized appreciation                   1,015,549,735
=======================================================
                                         $3,847,067,216
_______________________________________________________
=======================================================



NET ASSETS:

Class A                                  $2,566,381,926
_______________________________________________________
=======================================================
Class B                                  $  171,608,677
_______________________________________________________
=======================================================
Class C                                  $  236,146,258
_______________________________________________________
=======================================================
Class R                                  $   52,907,271
_______________________________________________________
=======================================================
Institutional Class                      $  820,023,084
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                      84,938,200
_______________________________________________________
=======================================================
Class B                                       6,149,509
_______________________________________________________
=======================================================
Class C                                       8,453,796
_______________________________________________________
=======================================================
Class R                                       1,770,499
_______________________________________________________
=======================================================
Institutional Class                          26,745,513
_______________________________________________________
=======================================================
Class A:
  Net asset value per share              $        30.21
-------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $30.21
     divided by 94.50%)                  $        31.97
_______________________________________________________
=======================================================
Class B:
  Net asset value and offering price
     per share                           $        27.91
_______________________________________________________
=======================================================
Class C:
  Net asset value and offering price
     per share                           $        27.93
_______________________________________________________
=======================================================
Class R:
  Net asset value and offering price
     per share                           $        29.88
_______________________________________________________
=======================================================
Institutional Class:
  Net asset value and offering price
     per share                           $        30.66
_______________________________________________________
=======================================================



* At April 30, 2008, securities with an aggregate value of $230,295,540 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2008
(Unaudited)




INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $5,136,741)                         $  42,194,848
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $1,070,783)                                                                       7,245,324
================================================================================================
     Total investment income                                                          49,440,172
================================================================================================


EXPENSES:
Advisory fees                                                                         16,473,338
------------------------------------------------------------------------------------------------
Administrative services fees                                                             300,949
------------------------------------------------------------------------------------------------
Custodian fees                                                                         1,203,139
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              3,192,480
------------------------------------------------------------------------------------------------
  Class B                                                                              1,006,220
------------------------------------------------------------------------------------------------
  Class C                                                                              1,200,776
------------------------------------------------------------------------------------------------
  Class R                                                                                119,751
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                   3,087,405
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     183,214
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                 45,828
------------------------------------------------------------------------------------------------
Other                                                                                    557,833
================================================================================================
     Total expenses                                                                   27,370,933
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (280,030)
================================================================================================
     Net expenses                                                                     27,090,903
================================================================================================
Net investment income                                                                 22,349,269
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:
Net realized gain from:
  Investment securities                                                               97,627,449
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     317,309
================================================================================================
                                                                                      97,944,758
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of foreign taxes on holdings of $3,139,337)            (647,556,734)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (109,590)
================================================================================================
                                                                                    (647,666,324)
================================================================================================
Net realized and unrealized gain (loss)                                             (549,721,566)
================================================================================================
Net increase (decrease) in net assets resulting from operations                    $(527,372,297)
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2008 and the year ended October 31, 2007 (Unaudited)



                                                                              APRIL 30,        OCTOBER 31,
                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   22,349,269    $   27,424,794
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                                            97,944,758       222,458,752
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       (647,666,324)      684,346,483
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations         (527,372,297)      934,230,029
===========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (13,953,884)      (12,740,974)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                        (166,196)         (100,532)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                          (6,882,893)       (3,274,673)
===========================================================================================================
     Total distributions from net investment income                           (21,002,973)      (16,116,179)
===========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (147,127,012)       (6,281,149)
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (13,396,478)         (852,746)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                     (15,051,392)         (647,599)
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      (2,582,719)          (66,584)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         (42,444,892)       (1,013,220)
===========================================================================================================
     Total distributions from net realized gains                             (220,602,493)       (8,861,298)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (241,605,466)      (24,977,477)
===========================================================================================================
Share transactions-net:
  Class A                                                                     181,977,381       356,453,495
-----------------------------------------------------------------------------------------------------------
  Class B                                                                     (35,535,360)      (63,077,874)
-----------------------------------------------------------------------------------------------------------
  Class C                                                                      11,629,318        30,168,251
-----------------------------------------------------------------------------------------------------------
  Class R                                                                      13,375,227        20,631,701
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                                         136,164,970       407,775,574
===========================================================================================================
     Net increase in net assets resulting from share transactions             307,611,536       751,951,147
===========================================================================================================
     Net increase (decrease) in net assets                                   (461,366,227)    1,661,203,699
___________________________________________________________________________________________________________
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       4,308,433,443     2,647,229,744
===========================================================================================================
  End of period (including undistributed net investment income of
     $16,482,075 and $15,135,779, respectively)                            $3,847,067,216    $4,308,433,443
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Growth Fund (the "Fund") is a series portfolio of AIM International Mutual Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from

10        AIM INTERNATIONAL GROWTH FUND
      investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


11        AIM INTERNATIONAL GROWTH FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, effective May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee the Advisor receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund).

  For the six months ended April 30, 2008, the Advisor waived advisory fees of $196,945.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2008, Invesco reimbursed expenses of the Fund in the amount of $26,677.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


12        AIM INTERNATIONAL GROWTH FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2008, IADI advised the Fund that IADI retained $120,254 in front-end sales commissions from the sale of Class A shares and $11,213, $91,634, $29,869 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2008, the Fund engaged in securities purchases of $4,623,606.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $56,408.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended April 30, 2008, the Fund paid legal fees of $5,998 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended April 30, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $2,997,538 of capital loss carryforward in the fiscal year ended October 31, 2008.

  The Fund had a capital loss carryforward as of October 31, 2007 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
October 31, 2009                                                                    $5,995,076
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


13        AIM INTERNATIONAL GROWTH FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2008 was $640,690,061 and $702,835,347, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

          UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $1,062,424,124
-------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (53,448,538)
=================================================================================================
Net unrealized appreciation of investment securities                               $1,008,975,586
_________________________________________________________________________________________________
=================================================================================================
Cost of investments for tax purposes is $2,916,798,806.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                 APRIL 30, 2008(a)                  OCTOBER 31, 2007
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   11,863,655     $ 364,180,061      27,708,568     $ 893,397,567
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      458,712        13,127,882       1,297,473        38,416,797
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      996,532        28,702,336       2,814,402        83,803,226
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                      633,136        19,165,639       1,036,987        33,005,271
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        4,890,146       152,601,291      14,835,547       493,838,031
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    4,687,281       147,930,578         606,077        17,824,739
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      426,641        12,470,728          29,097           797,850
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      477,714        13,977,905          22,276           611,267
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                       87,982         2,748,563           5,731           167,060
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,506,370        48,158,659         143,556         4,270,787
==========================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                    1,206,049        36,545,834       1,444,005        45,912,636
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                   (1,304,203)      (36,545,834)     (1,553,917)      (45,912,636)
==========================================================================================================================
Reacquired:(b)
  Class A                                                  (12,102,817)     (366,679,092)    (18,995,511)     (597,681,447)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (875,935)      (24,588,136)     (1,924,093)      (56,379,885)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                   (1,108,837)      (31,050,923)     (1,838,519)      (52,246,242)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (286,333)       (8,538,975)       (398,545)      (12,540,630)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (2,103,303)      (64,594,980)     (2,731,045)      (90,333,244)
==========================================================================================================================
                                                             9,452,790     $ 307,611,536      22,502,089     $ 756,951,147
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 26% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

        In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $74,302 and $221,782 which were allocated among the classes based on relative net assets of each class for the six months ended April 30, 2008 and the year ended October 31, 2007, respectively.


14        AIM INTERNATIONAL GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                              APRIL 30,        -------------------------------------------------------
                                                2008              2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    36.57        $    27.85     $    21.63     $    18.16     $    15.23
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                         0.18              0.28           0.14           0.11           0.05
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)               (4.52)             8.72           6.26           3.36           2.90
======================================================================================================================
     Total from investment operations             (4.34)             9.00           6.40           3.47           2.95
======================================================================================================================
Less distributions:
  Dividends from net investment income            (0.18)            (0.19)         (0.18)            --          (0.02)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (1.84)            (0.09)            --             --             --
======================================================================================================================
     Total distributions                          (2.02)            (0.28)         (0.18)            --          (0.02)
======================================================================================================================
Redemption fees added to shares of
  beneficial interest                              0.00              0.00           0.00           0.00           0.00
======================================================================================================================
Net asset value, end of period               $    30.21        $    36.57     $    27.85     $    21.63     $    18.16
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                  (12.11)%           32.55%         29.73%         19.11%         19.40%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $2,566,382        $2,899,666     $1,908,453     $1,447,049     $1,288,548
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                                1.41%(c)          1.44%          1.54%          1.69%          1.70%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.42%(c)          1.47%          1.58%          1.74%          1.74%
======================================================================================================================
Ratio of net investment income to
  average net assets                               1.17%(c)          0.87%          0.53%          0.54%          0.27%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(d)                           18%               22%            37%            37%            54%
______________________________________________________________________________________________________________________
======================================================================================================================

                                            CLASS A
                                          ----------
                                          YEAR ENDED
                                            OCTOBER
                                              31,
                                          ----------
                                             2003
----------------------------------------------------
Net asset value, beginning of period      $    12.69
----------------------------------------------------
Income from investment operations:
  Net investment income(a)                      0.01
----------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             2.53
====================================================
     Total from investment operations           2.54
====================================================
Less distributions:
  Dividends from net investment income            --
----------------------------------------------------
  Distributions from net realized gains           --
====================================================
     Total distributions                          --
====================================================
Redemption fees added to shares of
  beneficial interest                             --
====================================================
Net asset value, end of period            $    15.23
____________________________________________________
====================================================
Total return(b)                                20.02%
____________________________________________________
====================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $1,117,420
____________________________________________________
====================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                             1.74%
----------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                             1.82%
====================================================
Ratio of net investment income to
  average net assets                            0.09%
____________________________________________________
====================================================
Portfolio turnover rate(d)                        77%
____________________________________________________
====================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,568,016,945.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  33.88         $  25.84     $  20.08     $  16.99     $  14.32     $  12.02
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     0.06             0.03        (0.05)       (0.03)       (0.07)       (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (4.19)            8.10         5.83         3.12         2.74         2.38
===============================================================================================================================
     Total from investment operations                (4.13)            8.13         5.78         3.09         2.67         2.30
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --               --        (0.02)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.84)           (0.09)          --           --           --           --
===============================================================================================================================
     Total distributions                             (1.84)           (0.09)       (0.02)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00           --
===============================================================================================================================
Net asset value, end of period                    $  27.91         $  33.88     $  25.84     $  20.08     $  16.99     $  14.32
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (12.43)%          31.55%       28.80%       18.19%       18.64%       19.14%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $171,609         $252,203     $247,939     $250,056     $301,380     $360,671
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.16%(c)         2.19%        2.29%        2.41%        2.40%        2.44%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.17%(c)         2.22%        2.33%        2.46%        2.44%        2.52%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.42%(c)         0.12%       (0.22)%      (0.18)%      (0.43)%      (0.61)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              18%              22%          37%          37%          54%          77%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $202,349,669.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15        AIM INTERNATIONAL GROWTH FUND

                                                                                   CLASS C
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                                  APRIL 30,        ------------------------------------------------------------
                                                    2008             2007         2006         2005         2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  33.91         $  25.86     $  20.10     $  17.00     $  14.33     $  12.03
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                     0.06             0.03        (0.05)       (0.03)       (0.07)       (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                        (4.20)            8.11         5.83         3.13         2.74         2.38
===============================================================================================================================
     Total from investment operations                (4.14)            8.14         5.78         3.10         2.67         2.30
===============================================================================================================================
Less distributions:
  Dividends from net investment income                  --               --        (0.02)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              (1.84)           (0.09)          --           --           --           --
===============================================================================================================================
     Total distributions                             (1.84)           (0.09)       (0.02)          --           --           --
===============================================================================================================================
Redemption fees added to shares of
  beneficial interest                                 0.00             0.00         0.00         0.00         0.00           --
===============================================================================================================================
Net asset value, end of period                    $  27.93         $  33.91     $  25.86     $  20.10     $  17.00     $  14.33
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (12.45)%          31.57%       28.78%       18.24%       18.63%       19.12%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)          $236,146         $274,266     $183,360     $132,387     $116,136     $113,965
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                   2.16%(c)         2.19%        2.29%        2.41%        2.40%        2.44%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                   2.17%(c)         2.22%        2.33%        2.46%        2.44%        2.52%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.42%(c)         0.12%       (0.22)%      (0.18)%      (0.43)%      (0.61)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                              18%              22%          37%          37%          54%          77%
_______________________________________________________________________________________________________________________________
===============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $241,474,711.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS R
                                                  -------------------------------------------------------------------------
                                                  SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        ----------------------------------------------------
                                                        2008             2007        2006       2005       2004       2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 36.18         $ 27.58     $ 21.43     $18.04     $15.14     $12.69
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                         0.14            0.20        0.07       0.07       0.01      (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                            (4.48)           8.63        6.21       3.32       2.89       2.46
===========================================================================================================================
     Total from investment operations                    (4.34)           8.83        6.28       3.39       2.90       2.45
===========================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.12)          (0.14)      (0.13)        --         --         --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (1.84)          (0.09)         --         --         --         --
===========================================================================================================================
     Total distributions                                 (1.96)          (0.23)      (0.13)        --         --         --
===========================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                0.00            0.00        0.00       0.00       0.00         --
===========================================================================================================================
Net asset value, end of period                         $ 29.88         $ 36.18     $ 27.58     $21.43     $18.04     $15.14
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                         (12.23)%         32.21%      29.41%     18.79%     19.15%     19.31%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)               $52,907         $48,321     $19,070     $8,700     $2,450     $  867
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                       1.66%(c)        1.69%       1.79%      1.91%      1.90%      1.94%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                       1.67%(c)        1.72%       1.83%      1.96%      1.94%      2.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                      0.92%(c)        0.62%       0.28%      0.32%      0.07%     (0.11)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                  18%             22%         37%        37%        54%        77%
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $48,163,458.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16        AIM INTERNATIONAL GROWTH FUND

                                                                             INSTITUTIONAL CLASS
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                    APRIL 30,        --------------------------------------------------------
                                                      2008             2007         2006         2005        2004       2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  37.14         $  28.26     $  21.97     $ 18.34     $ 15.37     $12.73
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                              0.25             0.42         0.25        0.25        0.15       0.09
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                          (4.59)            8.84         6.35        3.38        2.93       2.55
=============================================================================================================================
     Total from investment operations                  (4.34)            9.26         6.60        3.63        3.08       2.64
=============================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.30)           (0.29)       (0.31)         --       (0.11)        --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                (1.84)           (0.09)          --          --          --         --
=============================================================================================================================
     Total distributions                               (2.14)           (0.38)       (0.31)         --       (0.11)        --
=============================================================================================================================
Redemption fees added to shares of beneficial
  interest                                              0.00             0.00         0.00        0.00        0.00         --
=============================================================================================================================
Net asset value, end of period                      $  30.66         $  37.14     $  28.26     $ 21.97     $ 18.34     $15.37
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                       (11.92)%          33.13%       30.32%      19.79%      20.15%     20.74%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)            $820,023         $833,977     $288,408     $98,912     $13,345     $   79
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                     1.01%(c)         1.02%        1.08%       1.07%       1.13%      1.17%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                     1.02%(c)         1.05%        1.12%       1.12%       1.17%      1.21%
=============================================================================================================================
Ratio of net investment income to average net
  assets                                                1.57%(c)         1.30%        0.99%       1.16%       0.84%      0.66%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                                18%              22%          37%         37%         54%        77%
_____________________________________________________________________________________________________________________________
=============================================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $780,139,098.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


  On May 23, 2008, the Securities and Exchange Commission ("SEC") publicly posted its final approval of the Distribution Plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco Aim Distributors, Inc. ("IADI") and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by Invesco Aim who may have been harmed by market timing and related activity. The Distribution Plans provide for the distribution to all eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the distribution of the Fair Funds has not yet commenced, management of Invesco Aim and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

  At the request of the trustees of the AIM Funds, Invesco Ltd. ("Invesco"), the parent company of IFG and Invesco Aim, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.


17        AIM INTERNATIONAL GROWTH FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The case pending in Illinois State Court was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



18        AIM INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00       $878.90        $ 6.59      $1,017.85       $ 7.07       1.41%
---------------------------------------------------------------------------------------------------
        B            1,000.00        875.40         10.07       1,014.12        10.82       2.16
---------------------------------------------------------------------------------------------------
        C            1,000.00        875.60         10.07       1,014.12        10.82       2.16
---------------------------------------------------------------------------------------------------
        R            1,000.00        877.70          7.75       1,016.61         8.32       1.66
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19        AIM INTERNATIONAL GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December         A. Nature, Extent and Quality of            D. Financial Resources of the Affiliated
12-13, 2007, the Board of Trustees of AIM         Services to be Provided by the              Sub-Advisors
International Mutual Funds (the "Board"),         Affiliated Sub-Advisors
including a majority of the independent                                                 The Board considered whether each
trustees, voting separately, approved the   The Board reviewed the services to be       Affiliated Sub-Advisor is financially
sub-advisory agreement for AIM              provided by the Affiliated Sub-Advisors     sound and has the resources necessary to
International Growth Fund (the "Fund"),     under the sub-advisory agreement and the    perform its obligations under the
effective on or about May 1, 2008. In so    credentials and experience of the           sub-advisory agreement, and concluded
doing, the Board determined that the        officers and employees of the Affiliated    that each Affiliated Sub-Advisor has the
sub-advisory agreement is in the best       Sub-Advisors who will provide these         financial resources necessary to fulfill
interests of the Fund and its               services. The Board concluded that the      these obligations.
shareholders and that the compensation to   nature, extent and quality of the
AIM Funds Management Inc. (AIM Funds        services to be provided by the Affiliated
Management Inc. anticipates changing its    Sub-Advisors were appropriate. The Board
name to Invesco Trimark Investment          noted that the Affiliated Sub-Advisors,
Management Inc. on or prior to December     which have offices and personnel that are
31, 2008), Invesco Asset Management         geographically dispersed in financial
Deutschland, GmbH, Invesco Asset            centers around the world, have been
Management Limited, Invesco Asset           formed in part for the purpose of
Management (Japan) Limited, Invesco         researching and compiling information and
Australia Limited, Invesco Global Asset     making recommendations on the markets and
Management (N.A.), Inc., Invesco Hong       economies of various countries and
Kong Limited, Invesco Institutional         securities of companies located in such
(N.A.), Inc., and Invesco Senior Secured    countries or on various types of
Management, Inc. (collectively, the         investments and investment techniques,
"Affiliated Sub-Advisors") under the        and providing investment advisory
sub-advisory agreement is fair and          services. The Board concluded that the
reasonable.                                 sub-advisory agreement will benefit the
                                            Fund and its shareholders by permitting
   The independent trustees met             Invesco Aim to utilize the additional
separately during their evaluation of the   resources and talent of the Affiliated
sub-advisory agreement with independent     Sub-Advisors in managing the Fund.
legal counsel from whom they received
independent legal advice, and the              B. Fund Performance
independent trustees also received
assistance during their deliberations       The Board did not view Fund performance
from the independent Senior Officer, a      as a relevant factor in considering
full-time officer of the AIM Funds who      whether to approve the sub-advisory
reports directly to the independent         agreement for the Fund, as no Affiliated
trustees. The sub-advisory agreement was    Sub-Advisor currently serves as
considered separately for the Fund,         sub-advisor to the Fund.
although the Board also considered the
common interests of all of the AIM Funds       C. Sub-Advisory Fees
in their deliberations. The Board
comprehensively considered all of the       The Board considered the services to be
information provided to them and did not    provided by the Affiliated Sub-Advisors
identify any particular factor that was     pursuant to the sub-advisory agreement
controlling. Furthermore, each trustee      and the services to be provided by
may have evaluated the information          Invesco Aim pursuant to the Fund's
provided differently from one another and   advisory agreement, as well as the
attributed different weight to the          allocation of fees between Invesco Aim
various factors.                            and the Affiliated Sub-Advisors pursuant
                                            to the sub-advisory agreement. The Board
   Set forth below is a discussion of the   noted that the sub-advisory fees have no
material factors and related conclusions    direct effect on the Fund or its
that formed the basis for the Board's       shareholders, as they are paid by Invesco
approval of the sub-advisory agreement      Aim to the Affiliated Sub-Advisors, and
for the Fund.                               that Invesco Aim and the Affiliated
                                            Sub-Advisors are affiliates. After taking
                                            account of the Fund's contractual
                                            sub-advisory fee rate, as well as other
                                            relevant factors, the Board concluded
                                            that the Fund's sub-advisory fees were
                                            fair and reasonable.


20      AIM INTERNATIONAL GROWTH FUND

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of AIM International Growth Fund, an investment portfolio of AIM International Mutual Funds, a Delaware statutory trust ("Trust"), was held on February 29, 2008 and adjourned until March 28, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund, and each other series portfolio of the Trust, or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matters were as follows:


                                                                                                WITHHELD/
      MATTERS                                                               VOTES FOR         ABSTENTIONS**
-----------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker......................................................   153,739,622          4,187,723
      Frank S. Bayley...................................................   153,815,961          4,111,384
      James T. Bunch....................................................   153,737,863          4,189,482
      Bruce L. Crockett.................................................   153,730,208          4,197,137
      Albert R. Dowden..................................................   153,803,689          4,123,656
      Jack M. Fields....................................................   153,891,531          4,035,814
      Martin L. Flanagan................................................   153,846,896          4,080,449
      Carl Frischling...................................................   153,742,593          4,184,752
      Prema Mathai-Davis................................................   153,843,650          4,083,695
      Lewis F. Pennock..................................................   153,720,813          4,206,532
      Larry Soll, Ph.D. ................................................   153,717,919          4,209,426
      Raymond Stickel, Jr. .............................................   153,899,328          4,028,017
      Philip A. Taylor..................................................   153,828,055          4,099,290





                                                                               VOTES           WITHHELD/           BROKER
                                                          VOTES FOR           AGAINST         ABSTENTIONS         NON-VOTES
---------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's Agreement
      and Declaration of Trust that would permit the
      Board of Trustees of the Trust to terminate the
      Trust, the Fund, and each other series portfolio
      of the Trust, or a share class without a
      shareholder vote................................   106,130,344        11,324,591         4,370,077         36,102,333

(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM Funds
      Management, Inc.; Invesco Asset Management
      Deutschland, GmbH; Invesco Asset Management
      Limited; Invesco Asset Management (Japan)
      Limited; Invesco Australia Limited; Invesco
      Global Asset Management (N.A.), Inc.; Invesco
      Hong Kong Limited; Invesco Institutional (N.A.),
      Inc.; and Invesco Senior Secured Management,
      Inc. ...........................................    40,962,833         1,361,638         1,531,350         16,650,511



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds.

** Includes Broker Non-Votes.


21        AIM INTERNATIONAL GROWTH FUND

Supplement to Semiannual Report dated 4/30/08

AIM INTERNATIONAL GROWTH FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    The performance data quoted represent
The following information has been           For periods ended 4/30/08                    past performance and cannot guarantee
prepared to provide Institutional Class                                                   comparable future results; current
shareholders with a performance overview     Inception (3/15/02)                 14.07%   performance may be lower or higher. Please
specific to their holdings. Institutional       5 Years                          21.57    visit invescoaim.com for the most recent
Class shares are offered exclusively to         1 Year                           -0.17    month-end performance. Performance figures
institutional investors, including defined      6 Months*                       -11.94    reflect reinvested distributions and
contribution plans that meet certain                                                      changes in net asset value. Performance
criteria.                                    ==========================================   figures do not reflect deduction of taxes
                                             AVERAGE ANNUAL TOTAL RETURNS                 a shareholder would pay on Fund
                                             For periods ended 3/31/08, most recent       distributions or sale of Fund shares.
                                             calendar quarter-end                         Investment return and principal value will
                                                                                          fluctuate so that you may have a gain or
                                             Inception (3/15/02)                 13.65%   loss when you sell shares.
                                                5 Years                          22.18
                                                1 Year                            1.50
                                                6 Months*                       -10.48

                                             *    Cumulative total return that has not
                                                  been annualized

                                             ==========================================
                                             Institutional Class shares have no sales
                                             charge; therefore, performance is at net
                                             asset value (NAV). Performance of
                                             Institutional Class shares will differ
                                             from performance of other share classes
                                             primarily due to differing sales charges
                                             and class expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.03%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

                                                A redemption fee of 2% will be imposed
                                             on certain redemptions or exchanges out of
                                             the Fund within 30 days of purchase.
                                             Exceptions to the redemption fee are
                                             listed in the Fund's prospectus.

Over for information on your Fund's expenses.

=======================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   IGR-INS-2   Invesco Aim Distributors, Inc.                                                        - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007, through April 30, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (11/01/07)   (04/30/08)(1)   PERIOD(2)     (04/30/08)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00       $880.60        $4.72       $1,019.84       $5.07        1.01%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2007, through April 30, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.



AIM INTERNATIONAL GROWTH FUND

===================================================================================================================================
EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                       HOW DO I SIGN UP?

Register for eDelivery to:                                         It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and postage.                1. Log in to your account.

-  reduce the amount of paper you receive.                         2. Click on the "Service Center" tab.

-  gain access to your documents faster by not waiting for the     3. Select "Register for eDelivery" and complete the consent
   mail.                                                              process.

-  view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.
===================================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-06463 and 033-44611.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy
Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or
Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim
--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset
Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell
securities. Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc.,              [INVESCO AIM LOGO]
Invesco Global Asset Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark               - SERVICE MARK -
Investments), Invesco Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are
affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco Trimark) on or prior to
Dec. 31, 2008. Invesco Aim Distributors, Inc. is the distributor for the retail mutual funds, exchange-traded funds and U.S. institutional money market funds represented by
Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

                                                                    invescoaim.com     IGR-SAR-1     Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 3, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 3, 2008

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.